UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02565

Voya Government Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 to June 30, 2023

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2023
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global High Dividend Low Volatility Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.
The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Balanced Portfolio
Class I	$1,000.00	$1,094.90	0.70%	$3.64	$1,000.00	$1,021.32	0.70%	$3.51
Class S	1,000.00	1,093.40	0.95	4.93	1,000.00	1,020.08	0.95	4.76
Voya Global High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$1,007.80	1.10%	$5.48	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,010.10	0.60	2.99	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,008.40	0.85	4.23	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,008.20	1.00	4.98	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	1,007.40	1.20	5.97	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,021.90	0.46%	$2.31	$1,000.00	$1,022.51	0.46%	$2.31
Class S	1,000.00	1,020.90	0.61	3.06	1,000.00	1,021.77	0.61	3.06
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,171.60	1.12%	$6.03	$1,000.00	$1,019.24	1.12%	$5.61
Class I	1,000.00	1,174.20	0.67	3.61	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,173.20	0.92	4.96	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,171.60	1.07	5.76	1,000.00	1,019.49	1.07	5.36

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2023*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,025.00	1.03%	$5.17	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,026.40	0.53	2.66	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,025.20	0.78	3.92	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,025.50	0.93	4.67	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,075.10	1.36%	$7.00	$1,000.00	$1,018.05	1.36%	$6.80
Class I	1,000.00	1,078.40	0.86	4.43	1,000.00	1,020.53	0.86	4.31
Class R6	1,000.00	1,078.90	0.79	4.07	1,000.00	1,020.88	0.79	3.96
Class S	1,000.00	1,076.80	1.11	5.72	1,000.00	1,019.29	1.11	5.56

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$202,989,493	$491,686,006	$—
Investments in affiliated underlying funds at fair value*	94,232,338	—	—
Short-term investments at fair value†	9,534,525	8,308,200	—
Short-term investments at amortized cost	—	—	382,638,520
Repurchase agreements	—	—	173,799,000
Cash	198,167	164,432	19,547
Cash collateral for futures contracts	575,725	—	—
Cash pledged for centrally cleared swaps (Note 2)	300,000	—	—
Foreign currencies at value‡	8,305	1,931	—
Receivables:
Investments in affiliated underlying funds sold	7,137,822	—	—
Investment securities sold	—	112,268	117,939,237
Investment securities sold on a delayed-delivery or when-issued basis	4,036,550	—	—
Fund shares sold	2,045,777	1,750,227	1,996,431
Dividends	109,890	1,331,347	3,449
Interest	472,327	—	2,412,809
Foreign tax reclaims	115,733	1,345,786	—
Variation margin on futures contracts	18,141	—	—
Unrealized appreciation on forward foreign currency contracts	18	—	—
Unrealized appreciation on forward premium swaptions	18,455	—	—
Prepaid expenses	48	84	84
Reimbursement due from Investment Adviser	18,795	26,296	—
Other assets	45,739	50,747	110,938
Total assets	321,857,848	504,777,324	678,920,015
LIABILITIES:
Income distribution payable	—	—	2,257,390
Payable for investments in affiliated underlying funds purchased	6,002,329	—	—
Payable for investment securities purchased	—	43,213	80,358,064
Payable for investment securities purchased on a delayed-delivery or when-issued basis	4,819,397	—	—
Payable for fund shares redeemed	2,000,600	—	—
Payable upon receipt of securities loaned	5,134,077	7,989,200	—
Unrealized depreciation on forward foreign currency contracts	28	18	—
Unrealized depreciation on forward premium swaptions	30,999	—	—
Variation margin payable on centrally cleared swaps	76	—	—
Payable for investment management fees	147,842	225,606	145,353
Payable for distribution and shareholder service fees	375	78,834	7
Payable for directors/ trustees fees	745	1,272	1,343
Payable to directors/ trustees under the deferred compensation plan (Note 6)	45,739	50,747	110,938
Other accrued expenses and liabilities	99,205	111,572	160,687
Written options, at fair value^	255,227	—	—
Total liabilities	18,536,639	8,500,462	83,033,782
NET ASSETS	$303,321,209	$496,276,862	$595,886,233
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$285,481,253	$467,467,360	$596,055,313
Total distributable earnings (loss)	17,839,956	28,809,502	(169,080)
NET ASSETS	$303,321,209	$496,276,862	$595,886,233
+ Including securities loaned at value	$4,934,602	$7,485,562	$—
* Cost of investments in securities	$195,025,930	$469,953,236	$—
* Cost of investments in affiliated underlying funds	$87,274,342	$—	$—
† Cost of short-term investments	$9,534,820	$8,308,200	$—
‡ Cost of foreign currencies	$9,494	$1,931	$—
^ Premiums received on written options	$278,241	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$10,616,411	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	997,923	n/a
Net asset value and redemption price per share	n/a	$10.64	n/a
Class I
Net assets	$301,468,173	$121,548,857	$595,832,965
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	21,585,085	11,435,447	595,901,995
Net asset value and redemption price per share	$13.97	$10.63	$1.00
Class S
Net assets	$1,853,036	$361,597,771	$53,268
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	133,192	33,852,486	53,275
Net asset value and redemption price per share	$13.91	$10.68	$1.00
Class S2
Net assets	n/a	$221,435	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	21,044	n/a
Net asset value and redemption price per share	n/a	$10.52	n/a
Class T
Net assets	n/a	$2,292,388	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	215,231	n/a
Net asset value and redemption price per share	n/a	$10.65	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$1,925,975,596	$1,949,720,335	$292,220,669
Investments in affiliates at fair value**	—	407,622,187	—
Short-term investments at fair value†	30,908,461	44,904,239	4,417,532
Cash	958,207	534,721	143,838
Cash collateral for futures contracts	—	4,887,205	—
Cash pledged for centrally cleared swaps (Note 2)	—	4,051,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	6,590,000	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	2,551,000	—
Receivables:
Investment securities sold	—	39,890,658	—
Investment securities sold on a delayed-delivery or when-issued basis	—	160,512,092	—
Fund shares sold	17,500	9,523,379	45,860
Dividends	1,782,158	540,119	263,093
Interest	352	13,486,533	134
Foreign tax reclaims	54,195	—	6,999
Variation margin on futures contracts	—	795,086	—
Unrealized appreciation on forward foreign currency contracts	—	528	—
Unrealized appreciation on forward premium swaptions	—	528,238	—
Prepaid expenses	289	383	50
Reimbursement due from Investment Adviser	35,858	86,390	20,136
Other assets	237,609	330,068	42,788
Total assets	1,959,970,225	2,646,554,161	297,161,099
LIABILITIES:
Income distribution payable	—	779	—
Payable for investment securities purchased	—	18,168,203	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	257,414,873	—
Payable for fund shares redeemed	284,230	34,608	75,136
Payable upon receipt of securities loaned	3,597,461	16,023,437	3,541,532
Unrealized depreciation on forward foreign currency contracts	—	822	—
Unrealized depreciation on forward premium swaptions	—	856,615	—
Variation margin payable on centrally cleared swaps	—	114,433	—
Cash received as collateral for OTC derivatives (Note 2)	—	760,000	—
Payable for investment management fees	938,722	960,523	179,495
Payable for distribution and shareholder service fees	36,413	376,653	15,439
Payable for directors/ trustees fees	4,601	6,016	751
Payable to directors/ trustees under the deferred compensation plan (Note 6)	237,609	330,068	42,788
Other accrued expenses and liabilities	281,117	254,930	34,521
Written options, at fair value^	—	7,442,838	—
Total liabilities	5,380,153	302,744,798	3,889,662
NET ASSETS	$1,954,590,072	$2,343,809,363	$293,271,437
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,507,957,728	$2,830,312,121	$309,628,909
Total distributable earnings (loss)	446,632,344	(486,502,758)	(16,357,472)
NET ASSETS	$1,954,590,072	$2,343,809,363	$293,271,437
+ Including securities loaned at value	$3,503,836	$15,576,398	$3,436,921
* Cost of investments in securities	$1,565,678,216	$2,087,756,264	$289,962,306
** Cost of investments in affiliates	$—	$421,863,570	$—
† Cost of short-term investments	$30,908,461	$44,908,078	$4,417,532
^ Premiums received on written options	$—	$8,100,562	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2023 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$82,725,018	$199,006,130	$7,965,239
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	4,358,483	18,763,095	641,131
Net asset value and redemption price per share	$18.98	$10.61	$12.42
Class I
Net assets	$1,839,719,530	$712,486,830	$220,194,837
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	92,865,075	66,442,050	15,966,474
Net asset value and redemption price per share	$19.81	$10.72	$13.79
Class R6
Net assets	n/a	n/a	$4,758,946
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	344,705
Net asset value and redemption price per share	n/a	n/a	$13.81
Class S
Net assets	$31,648,918	$1,424,747,972	$60,352,415
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	1,663,273	133,789,802	4,592,480
Net asset value and redemption price per share	$19.03	$10.65	$13.14
Class S2
Net assets	$496,606	$7,568,431	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	26,943	713,490	n/a
Net asset value and redemption price per share	$18.43	$10.61	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,384,728	$10,270,724	$28,237
Dividends from affiliated underlying funds	382,078	—	—
Interest	1,761,734	—	12,890,010
Securities lending income, net	16,912	53,442	—
Other	700	1,220	1,261
Total investment income	3,546,152	10,325,386	12,919,508
EXPENSES:
Investment management fees	886,583	1,411,063	933,075
Distribution and shareholder service fees:
Class ADV	—	26,916	—
Class S	2,332	460,935	64
Class S2	—	435	—
Class T	—	8,892	—
Transfer agent fees:
Class ADV	—	3,780	—
Class I	161,704	43,006	344,333
Class S	1,026	129,456	33
Class S2	—	76	—
Class T	—	832	—
Shareholder reporting expense	13,756	18,100	13,937
Professional fees	6,335	9,955	16,833
Custody and accounting expense	56,472	44,164	20,815
Directors/ trustees fees	3,725	6,361	6,715
Licensing fee (Note 7)	5,202	—	—
Miscellaneous expense	7,696	14,712	9,172
Interest expense	5,024	2,311	—
Total expenses	1,149,855	2,180,994	1,344,977
Waived and reimbursed fees	(120,265)	(164,527)	(119,995)
Net expenses	1,029,590	2,016,467	1,224,982
Net investment income	2,516,562	8,308,919	11,694,526
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,355,250	3,249,852	(40,470)
Sale of affiliated underlying funds	(655,451)	—	—
Forward foreign currency contracts	(2,186)	(28,667)	—
Foreign currency related transactions	3,130	(20,004)	—
Futures	(883,654)	—	—
Swaps	(315,546)	—	—
Written options	138,117	—	—
Net realized gain (loss)	1,639,660	3,201,181	(40,470)
Net change in unrealized appreciation (depreciation) on:
Investments	—	(7,174,457)	—
Investments	14,448,889	—	—
Affiliated underlying funds	8,496,208	—	—
Forward foreign currency contracts	(10)	(18)	—
Foreign currency related transactions	1,067	13,091	—
Futures	(240,416)	—	—
Swaps	31,715	—	—
Written options	11,200	—	—
Net change in unrealized appreciation (depreciation)	22,748,653	(7,161,384)	—
Net realized and unrealized gain (loss)	24,388,313	(3,960,203)	(40,470)
Increase in net assets resulting from operations	$26,904,875	$4,348,716	$11,654,056
* Foreign taxes withheld	$49,130	$525,775	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2023 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$16,417,513	$200,286	$2,786,216
Dividends from affiliated underlying funds	—	13,402,411	—
Interest	5,184	40,579,054	1,477
Securities lending income, net	26,179	176,080	6,851
Other	4,346	5,762	718
Total investment income	16,453,222	54,363,593	2,795,262
EXPENSES:
Investment management fees	5,473,328	5,965,537	1,115,701
Distribution and shareholder service fees:
Class ADV	192,826	501,595	19,640
Class S	38,935	1,825,416	74,390
Class S2	896	15,376	—
Transfer agent fees:
Class ADV	28,264	49,521	6,212
Class I	628,714	177,107	176,826
Class R6	—	—	5
Class S	11,414	360,437	47,068
Class S2	298	1,898	—
Shareholder reporting expense	38,010	47,060	10,860
Professional fees	51,947	66,065	9,050
Custody and accounting expense	87,966	149,325	27,150
Directors/ trustees fees	23,000	30,082	3,752
Miscellaneous expense	38,958	42,871	8,947
Interest expense	1,108	245	2,106
Total expenses	6,615,664	9,232,535	1,501,707
Waived and reimbursed fees	(264,950)	(539,168)	(124,899)
Net expenses	6,350,714	8,693,367	1,376,808
Net investment income	10,102,508	45,670,226	1,418,454
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	84,452,328	(30,373,937)	10,702,403
Sale of affiliated underlying funds	—	(77,839,443)	—
Forward foreign currency contracts	—	(5,629)	—
Foreign currency related transactions	—	(10,348)	—
Futures	—	(3,940,968)	—
Swaps	—	(12,877,820)	—
Written options	—	4,016,567	—
Net realized gain (loss)	84,452,328	(121,031,578)	10,702,403
Net change in unrealized appreciation (depreciation) on:
Investments	202,229,228	44,932,576	10,533,998
Affiliated underlying funds	—	88,330,979	—
Forward foreign currency contracts	—	(294)	—
Foreign currency related transactions	25	1	111
Futures	—	1,480,265	—
Swaps	—	2,626,048	—
Written options	—	320,961	—
Net change in unrealized appreciation (depreciation)	202,229,253	137,690,536	10,534,109
Net realized and unrealized gain	286,681,581	16,658,958	21,236,512
Increase in net assets resulting from operations	$296,784,089	$62,329,184	$22,654,966
* Foreign taxes withheld	$13,060	$—	$11,973
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$2,516,562	$5,389,754	$8,308,919	$14,165,252
Net realized gain	1,639,660	1,110,601	3,201,181	17,392,831
Net change in unrealized appreciation (depreciation)	22,748,653	(71,935,681)	(7,161,384)	(65,279,322)
Increase (decrease) in net assets resulting from operations	26,904,875	(65,435,326)	4,348,716	(33,721,239)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(442,603)	(667,337)
Class I	(6,549,871)	(45,747,982)	(5,215,495)	(7,870,245)
Class S	(34,101)	(318,826)	(15,216,263)	(24,164,362)
Class S2	—	—	(9,109)	(13,783)
Class T	—	—	(94,100)	(144,852)
Total distributions	(6,583,972)	(46,066,808)	(20,977,570)	(32,860,579)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	775,972	2,963,207	4,720,651	8,589,904
Reinvestment of distributions	6,583,972	46,066,808	20,977,570	32,860,579
	7,359,944	49,030,015	25,698,221	41,450,483
Cost of shares redeemed	(16,317,812)	(34,031,403)	(45,484,073)	(78,631,312)
Net increase (decrease) in net assets resulting from capital share transactions	(8,957,868)	14,998,612	(19,785,852)	(37,180,829)
Net increase (decrease) in net assets	11,363,035	(96,503,522)	(36,414,706)	(103,762,647)
NET ASSETS:
Beginning of year or period	291,958,174	388,461,696	532,691,568	636,454,215
End of year or period	$303,321,209	$291,958,174	$496,276,862	$532,691,568
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$11,694,526	$7,146,622	$10,102,508	$20,783,869
Net realized gain (loss)	(40,470)	(128,610)	84,452,328	201,867,629
Net change in unrealized appreciation (depreciation)	—	—	202,229,253	(548,775,277)
Increase (decrease) in net assets resulting from operations	11,654,056	7,018,012	296,784,089	(326,123,779)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(44,537)	(11,552,104)
Class I	(11,693,436)	(7,145,983)	(951,540)	(254,695,900)
Class S	(1,090)	(632)	(17,293)	(5,105,764)
Class S2	—	—	(270)	(65,074)
Total distributions	(11,694,526)	(7,146,615)	(1,013,640)	(271,418,842)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	109,373,475	129,987,093	5,978,353	11,156,359
Reinvestment of distributions	9,437,126	7,143,997	1,012,266	271,031,994
	118,810,601	137,131,090	6,990,619	282,188,353
Cost of shares redeemed	(46,061,148)	(99,682,300)	(99,517,324)	(211,343,355)
Net increase (decrease) in net assets resulting from capital share transactions	72,749,453	37,448,790	(92,526,705)	70,844,998
Net increase (decrease) in net assets	72,708,983	37,320,187	203,243,744	(526,697,623)
NET ASSETS:
Beginning of year or period	523,177,250	485,857,063	1,751,346,328	2,278,043,951
End of year or period	$595,886,233	$523,177,250	$1,954,590,072	$1,751,346,328
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
FROM OPERATIONS:
Net investment income	$45,670,226	$76,695,622	$1,418,454	$1,302,102
Net realized gain (loss)	(121,031,578)	(207,133,694)	10,702,403	(28,856,002)
Net change in unrealized appreciation (depreciation)	137,690,536	(325,576,344)	10,534,109	(45,708,234)
Increase (decrease) in net assets resulting from operations	62,329,184	(456,014,416)	22,654,966	(73,262,134)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(3,078,125)	(5,940,318)	(4,770)	(2,087,689)
Class I	(12,790,325)	(25,058,778)	(1,010,099)	(72,381,833)
Class R6	—	—	(24,562)	(2,351,076)
Class S	(24,208,884)	(46,794,345)	(127,469)	(17,786,935)
Class S2	(121,746)	(275,856)	—	—
Total distributions	(40,199,080)	(78,069,297)	(1,166,900)	(94,607,533)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,449,987	66,605,167	4,014,121	9,445,343
Reinvestment of distributions	40,197,717	78,064,594	1,166,900	94,607,533
	74,647,704	144,669,761	5,181,021	104,052,876
Cost of shares redeemed	(173,870,007)	(422,234,910)	(35,356,728)	(82,795,189)
Net increase (decrease) in net assets resulting from capital share transactions	(99,222,303)	(277,565,149)	(30,175,707)	21,257,687
Net decrease in net assets	(77,092,199)	(811,648,862)	(8,687,641)	(146,611,980)
NET ASSETS:
Beginning of year or period	2,420,901,562	3,232,550,424	301,959,078	448,571,058
End of year or period	$2,343,809,363	$2,420,901,562	$293,271,437	$301,959,078
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-23+	13.05	0.12•	1.11	1.23	0.25	0.06	—	0.31	—	13.97	9.49	0.78	0.70	0.70	1.70	301,468	83
12-31-22	18.43	0.24•	(3.36)	(3.12)	0.28	1.98	—	2.26	—	13.05	(17.24)	0.75	0.69	0.69	1.66	289,995	147
12-31-21	16.43	0.25•	2.31	2.56	0.29	0.27	—	0.56	—	18.43	15.92	0.74	0.69	0.69	1.42	385,538	101
12-31-20	15.71	0.29	1.22	1.51	0.36	0.43	—	0.79	—	16.43	10.85	0.76	0.69	0.69	1.83	370,828	96
12-31-19	14.10	0.33•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
Class S
06-30-23+	12.97	0.10•	1.10	1.20	0.20	0.06	—	0.26	—	13.91	9.34	1.03	0.95	0.95	1.44	1,853	83
12-31-22	18.32	0.20•	(3.34)	(3.14)	0.23	1.98	—	2.21	—	12.97	(17.47)	1.00	0.94	0.94	1.40	1,963	147
12-31-21	16.34	0.20•	2.31	2.51	0.26	0.27	—	0.53	—	18.32	15.62	0.99	0.94	0.94	1.16	2,924	101
12-31-20	15.62	0.23•	1.24	1.47	0.32	0.43	—	0.75	—	16.34	10.57	1.01	0.94	0.94	1.59	2,794	96
12-31-19	14.02	0.29•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-23+	11.01	0.16•	(0.09)	0.07	0.07	0.37	—	0.44	—	10.64	0.78	1.17	1.10	1.10	3.00	10,616	35
12-31-22	12.32	0.25•	(0.93)	(0.68)	0.24	0.39	—	0.63	—	11.01	(5.38)	1.15	1.10	1.10	2.23	11,235	68
12-31-21	10.46	0.21•	1.89	2.10	0.24	—	—	0.24	—	12.32	20.23	1.16	1.10	1.10	1.85	13,886	71
12-31-20	10.83	0.18	(0.35)	(0.17)	0.19	—	0.01	0.20	—	10.46	(1.27)	1.16	1.10	1.10	1.86	13,684	72
12-31-19	9.63	0.25	1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
Class I
06-30-23+	10.99	0.19•	(0.09)	0.10	0.09	0.37	—	0.46	—	10.63	1.01	0.67	0.60	0.60	3.50	121,549	35
12-31-22	12.30	0.30•	(0.92)	(0.62)	0.30	0.39	—	0.69	—	10.99	(4.90)	0.65	0.60	0.60	2.73	125,985	68
12-31-21	10.44	0.27•	1.89	2.16	0.30	—	—	0.30	—	12.30	20.87	0.66	0.60	0.60	2.35	144,785	71
12-31-20	10.82	0.23	(0.36)	(0.13)	0.24	—	0.01	0.25	—	10.44	(0.83)	0.66	0.60	0.60	2.36	129,379	72
12-31-19	9.62	0.30	1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
Class S
06-30-23+	11.05	0.17•	(0.09)	0.08	0.08	0.37	—	0.45	—	10.68	0.84	0.92	0.85	0.85	3.24	361,598	35
12-31-22	12.36	0.28•	(0.93)	(0.65)	0.27	0.39	—	0.66	—	11.05	(5.11)	0.90	0.85	0.85	2.48	392,545	68
12-31-21	10.49	0.24•	1.90	2.14	0.27	—	—	0.27	—	12.36	20.56	0.91	0.85	0.85	2.10	474,598	71
12-31-20	10.87	0.21	(0.37)	(0.16)	0.21	—	0.01	0.22	—	10.49	(1.09)	0.91	0.85	0.85	2.11	465,405	72
12-31-19	9.66	0.27	1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio (continued)
Class S2
06-30-23+	10.89	0.17•	(0.09)	0.08	0.08	0.37	—	0.45	—	10.52	0.82	1.07	1.00	1.00	3.11	221	35
12-31-22	12.20	0.26•	(0.93)	(0.67)	0.25	0.39	—	0.64	—	10.89	(5.33)	1.05	1.00	1.00	2.34	223	68
12-31-21	10.35	0.22•	1.88	2.10	0.25	—	—	0.25	—	12.20	20.46	1.06	1.00	1.00	1.92	265	71
12-31-20	10.73	0.19	(0.36)	(0.17)	0.20	—	0.01	0.21	—	10.35	(1.25)	1.06	1.00	1.00	1.95	354	72
12-31-19	9.54	0.26•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
Class T
06-30-23+	11.02	0.15•	(0.08)	0.07	0.07	0.37	—	0.44	—	10.65	0.74	1.42	1.20	1.20	2.86	2,292	35
12-31-22	12.34	0.24•	(0.94)	(0.70)	0.23	0.39	—	0.62	—	11.02	(5.54)	1.40	1.20	1.20	2.14	2,703	68
12-31-21	10.47	0.20•	1.90	2.10	0.23	—	—	0.23	—	12.34	20.19	1.41	1.20	1.20	1.75	2,920	71
12-31-20	10.85	0.18	(0.37)	(0.19)	0.18	—	0.01	0.19	—	10.47	(1.48)	1.41	1.20	1.20	1.74	2,573	72
12-31-19	9.59	0.26•	1.69	1.95	0.17	0.52	—	0.69	—	10.85	21.05	1.35	1.20	1.20	2.56	3,232	63
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
Voya Government Money Market Portfolio
Class I
06-30-23+	1.00	0.02•	0.00*	0.02	0.02	—	—	0.02	—	1.00	2.19	0.51	0.46	0.46	4.39	595,833	—
12-31-22	1.00	0.01•	0.00*	0.01	0.01	—	—	0.01	—	1.00	1.39	0.50	0.35	0.35	1.43	523,130	—
12-31-21	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.50	0.05	0.05	0.00	485,800	—
12-31-20	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.29	0.51	0.17	0.17	0.20	569,945	—
12-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.96	0.39	0.34	0.34	1.86	469,271	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
Class S
06-30-23+	1.00	0.02•	0.00*	0.02	0.02	—	—	0.02	—	1.00	2.09	0.76	0.61	0.61	4.23	53	—
12-31-22	1.00	0.01•	0.00*	0.01	0.01	—	—	0.01	—	1.00	1.31	0.75	0.35	0.35	1.28	47	—
12-31-21	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.75	0.05	0.05	0.00	57	—
12-31-20	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.04	0.76	0.17	0.17	0.00	51	—
06-30-18(5)	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.57	0.64	0.49	0.49	1.14	46	—
Voya Growth and Income Portfolio
Class ADV
06-30-23+	16.21	0.06•	2.72	2.78	—	0.01	—	0.01	—	18.98	17.16	1.20	1.12	1.12	0.68	82,725	35
12-31-22	22.50	0.13•	(3.55)	(3.42)	0.14	2.73	—	2.87	—	16.21	(15.08)	1.18	1.11	1.11	0.64	73,784	56
12-31-21	29.29	0.13•	8.14	8.27	0.19	14.87	—	15.06	—	22.50	28.41	1.16	1.06	1.06	0.39	97,015	65
12-31-20	27.93	0.26	4.22	4.48	0.26	2.86	—	3.12	—	29.29	16.74	1.17	1.07	1.07	0.90	903,118	92
12-31-19	24.42	0.35	6.42	6.77	0.35	2.91	—	3.26	—	27.93	28.29	1.13	1.03	1.03	1.17	896,424	69
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
Class I
06-30-23+	16.88	0.10•	2.84	2.94	—	0.01	—	0.01	—	19.81	17.42	0.70	0.67	0.67	1.13	1,839,720	35
12-31-22	23.30	0.22•	(3.68)	(3.46)	0.23	2.73	—	2.96	—	16.88	(14.71)	0.68	0.66	0.66	1.09	1,644,921	56
12-31-21	29.90	0.29•	8.33	8.62	0.35	14.87	—	15.22	—	23.30	29.00	0.66	0.61	0.61	0.85	2,137,930	65
12-31-20	28.44	0.39	4.32	4.71	0.39	2.86	—	3.25	—	29.90	17.26	0.67	0.62	0.62	1.35	1,845,796	92
12-31-19	24.81	0.48	6.54	7.02	0.48	2.91	—	3.39	—	28.44	28.88	0.63	0.58	0.58	1.62	1,798,927	69
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S
06-30-23+	16.23	0.08•	2.73	2.81	—	0.01	—	0.01	—	19.03	17.32	0.95	0.92	0.92	0.88	31,649	35
12-31-22	22.54	0.17•	(3.57)	(3.40)	0.18	2.73	—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20•	8.16	8.36	0.27	14.87	—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
12-31-20	27.96	0.32	4.22	4.54	0.32	2.86	—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
12-31-19	24.44	0.41	6.42	6.83	0.40	2.91	—	3.31	—	27.96	28.55	0.88	0.83	0.83	1.37	479,676	69
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
Class S2
06-30-23+	15.74	0.06•	2.64	2.70	—	0.01	—	0.01	—	18.43	17.16	1.10	1.07	1.07	0.73	497	35
12-31-22	21.97	0.13•	(3.47)	(3.34)	0.16	2.73	—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15•	8.03	8.18	0.22	14.87	—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
12-31-20	27.59	0.25•	4.19	4.44	0.29	2.86	—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
12-31-19	24.13	0.47	6.22	6.69	0.32	2.91	—	3.23	—	27.59	28.33	1.03	0.98	0.98	1.23	294	69
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
Voya Intermediate Bond Portfolio
Class ADV
06-30-23+	10.51	0.19•	0.07	0.26	0.16	—	—	0.16	—	10.61	2.50	1.08	1.03	1.03	3.52	199,006	167
12-31-22	12.68	0.28•	(2.16)	(1.88)	0.29	—	—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26•	(0.44)	(0.18)	0.25	0.00*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
12-31-20	12.94	0.32	0.61	0.93	0.38	0.30	—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
12-31-19	12.20	0.37	0.76	1.13	0.37	0.02	—	0.39	—	12.94	9.29	1.03	1.03	1.03	2.88	291,207	149
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
Class I
06-30-23+	10.63	0.22•	0.06	0.28	0.19	—	—	0.19	—	10.72	2.64	0.58	0.53	0.53	4.02	712,487	167
12-31-22	12.82	0.34•	(2.18)	(1.84)	0.35	—	—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33•	(0.45)	(0.12)	0.31	0.00*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
12-31-20	13.08	0.39	0.61	1.00	0.45	0.30	—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
12-31-19	12.33	0.44	0.77	1.21	0.44	0.02	—	0.46	—	13.08	9.85	0.53	0.53	0.53	3.38	1,023,645	149
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
Class S
06-30-23+	10.56	0.20•	0.07	0.27	0.18	—	—	0.18	—	10.65	2.52	0.83	0.78	0.78	3.77	1,424,748	167
12-31-22	12.74	0.31•	(2.17)	(1.86)	0.32	—	—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29•	(0.43)	(0.14)	0.28	0.00*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35	0.62	0.97	0.42	0.30	—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
12-31-19	12.25	0.40	0.76	1.16	0.40	0.02	—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
Class S2
06-30-23+	10.51	0.19•	0.08	0.27	0.17	—	—	0.17	—	10.61	2.55	0.98	0.93	0.93	3.63	7,568	167
12-31-22	12.69	0.29•	(2.17)	(1.88)	0.30	—	—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27•	(0.43)	(0.16)	0.26	0.00*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33	0.62	0.95	0.40	0.30	—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
12-31-19	12.20	0.38	0.76	1.14	0.38	0.02	—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-23+	11.56	0.03•	0.84	0.87	0.01	—	—	0.01	—	12.42	7.51	1.45	1.36	1.36	0.52	7,965	106
12-31-22	19.74	(0.01)•	(3.40)	(3.41)	—	4.77	—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10)•	2.56	2.46	—	0.08	—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)	1.77	1.73	0.01	0.27	—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
12-31-19	14.86	(0.01)	3.55	3.54	0.00*	2.49	—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
Class I
06-30-23+	12.85	0.07•	0.93	1.00	0.06	—	—	0.06	—	13.79	7.84	0.95	0.86	0.86	1.01	220,195	106
12-31-22	21.22	0.06•	(3.66)	(3.60)	—	4.77	—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01)•	2.75	2.74	0.03	0.08	—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05	1.86	1.91	0.09	0.27	—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
12-31-19	15.75	0.07•	3.78	3.85	0.07	2.49	—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
Class R6
06-30-23+	12.87	0.07•	0.94	1.01	0.07	—	—	0.07	—	13.81	7.89	0.79	0.79	0.79	1.06	4,759	106
12-31-22	21.23	0.07•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	(0.00)*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	(0.00)*	14,790	129
12-31-20	17.04	0.03	1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
12-31-19	15.75	0.09•	3.76	3.85	0.07	2.49	—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
Class S
06-30-23+	12.23	0.05•	0.89	0.94	0.03	—	—	0.03	—	13.14	7.68	1.20	1.11	1.11	0.77	60,352	106
12-31-22	20.51	0.03•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	(0.00)*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134
12-31-19	15.30	0.03	3.66	3.69	0.02	2.49	—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(5)
Unaudited. There were no shares outstanding as of December 31, 2018 and December 31, 2019.

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global High Dividend Low Volatility Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eighteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time,

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To

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reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2023, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $30,442 and $873,736, respectively, which represent the gross payments to be received by the Portfolios on OTC purchased options, forward foreign currency contracts, and forward premium swaptions were they to be unwound as of June 30, 2023. At June 30, 2023, Intermediate Bond received $760,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not receive any cash collateral at June 30, 2023.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2023, Balanced, Global High Dividend Low Volatility and Intermediate Bond had a liability position of $286,254, $18, and $8,300,275, respectively, on forward foreign currency contracts, forward premium swaptions, and OTC written options. If a contingent feature would have been triggered as of June 30, 2023, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2023, Intermediate Bond pledged $6,590,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced and Global High Dividend Low Volatility did not pledge any cash collateral at June 30, 2023.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2023, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$62,002	$51,101
Global High Dividend Low Volatility	—	43,214
Intermediate Bond	1,793,602	1,478,205
The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open forward foreign currency contracts at June 30, 2023.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2023, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2023, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$24,688,371	$9,784,509
Intermediate Bond	112,083,084	145,835,563
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2023.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2023, Balanced and Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Balanced and Intermediate Bond had average notional values of $1,845,000 and $54,088,500, respectively, on purchased foreign currency options. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2023.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2023, Balanced and Intermediate Bond had purchased forward premium swaptions with an average notional value of $2,251,000 and $59,243,133, respectively, to gain exposure to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2023.
During the period ended June 30, 2023, Balanced and Intermediate Bond had written forward premium swaptions with an average notional value of $11,344,000 and $324,014,000, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at June 30, 2023.
During the period ended June 30, 2023, Balanced and Intermediate Bond had purchased interest swaptions to gain exposure to manage duration and yield curve. Balanced and Intermediate Bond had average notional values of $2,007,000 and $57,914,300, respectively, on purchased interest swaptions. Please refer to the tables within the Portfolio of Investments for open purchased interest swaptions at period ended June 30, 2023.
During the period ended June 30, 2023, Balanced and Intermediate Bond had written interest rate swaptions to generate income. Balanced and Intermediate Bond had average notional values of $23,170,333 and $675,554,100, respectively, on written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2023.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2023.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2023, Intermediate Bond pledged $2,551,000 in cash collateral for open when-issued or delayed-delivery transactions.
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2023, Balanced and Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2023, Balanced and Intermediate Bond had an average notional amount of $2,460,000 and $65,569,973, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2023. Balanced did not have any open credit default swaps to buy protection at June 30, 2023.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2023, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2023, Balanced and Intermediate Bond had average notional amounts of $8,173,761 and $237,974,328, respectively, on Long interest rate swaps.
For the period ended June 30, 2023, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2023, Balanced and Intermediate Bond had average notional amounts of $8,764,780 and $255,561,911, respectively, on Short interest rate swaps.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2023.
At June 30, 2023, Balanced and Intermediate Bond had pledged $300,000 and $4,051,000, respectively, in cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$151,800,572	$164,918,259
Global High Dividend Low Volatility	179,804,283	213,548,720
Growth and Income	645,736,023	754,959,163
Intermediate Bond	931,111,606	912,803,331
Small Company	317,841,154	348,234,113
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$91,646,533	$93,816,111
Intermediate Bond	3,317,374,469	3,643,892,800
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company	0.75%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor has contractually agreed to waive 0.10% of average daily net assets attributable to distribution and/or

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

shareholder service fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Under the Plan for Class T shares of Global High Dividend Low Volatility, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global High Dividend Low Volatility’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global High Dividend Low Volatility, so that the actual fee paid by Class T shares of Global High Dividend Low Volatility is an annual rate of 0.35%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Class T shares of Global High Dividend Low Volatility are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global High Dividend Low Volatility. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2024. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2023, there were no waivers necessary to assist the Portfolio in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2023, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2024	2025	2026	Total
Government Money Market	$2,164,406	$1,489,357	$—	$3,653,763
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.78%
	Intermediate Bond	10.79
	Small Company	6.48
Voya Retirement Insurance and Annuity Company	Balanced	87.23
	Global High Dividend Low Volatility	21.91
	Government Money Market	88.91
	Growth and Income	87.72
	Intermediate Bond	25.43
	Small Company	68.48
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2023, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced	$162,540
Global High Dividend Low Volatility	176,611
Government Money Market	343,909
Growth and Income	665,920
Intermediate Bond	586,939
Small Company	229,851
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company	1.36%	0.86%	0.86%	1.11%	N/A	N/A
Pursuant to a side letter agreement through May 1, 2024, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:
	June 30,
	2024	2025	2026	Total
Balanced	$231,150	$155,418	$232,735	$619,303
Growth and Income	—	—	415,761	415,761
Intermediate Bond	1,578,156	1,159,621	1,109,077	3,846,854
Small Company	1,021	229	—	1,250
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2023, are as follows:
	June 30,
	2024	2025	2026	Total
Small Company
Class ADV	$8,083	$5,813	$5,965	$19,861
Class I	396,537	227,107	187,758	811,402
Class S	91,275	53,793	46,929	191,997
The Expense Limitation Agreements are contractual through May 1, 2024, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 12, 2023, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2023:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	17	$1,815,471	5.86%
Global High Dividend Low Volatility	7	2,184,571	5.44
Growth and Income	6	1,182,500	5.62
Intermediate Bond	1	1,576,000	5.58
Small Company	5	2,656,000	5.71

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2023	55,587	—	486,979	(1,179,981)	(637,415)	759,368	—	6,549,871	(16,021,013)	(8,711,774)
12/31/2022	185,296	—	3,421,689	(2,301,808)	1,305,177	2,819,534	—	45,747,982	(33,400,115)	15,167,401
Class S
6/30/2023	1,226	—	2,545	(21,891)	(18,120)	16,604	—	34,101	(296,799)	(246,094)
12/31/2022	11,412	—	23,954	(43,657)	(8,291)	143,673	—	318,826	(631,288)	(168,789)
Global High Dividend Low Volatility
Class ADV
6/30/2023	19,346	—	41,894	(83,840)	(22,600)	209,090	—	442,603	(905,681)	(253,988)
12/31/2022	16,956	—	61,257	(184,355)	(106,142)	180,693	—	667,337	(2,066,643)	(1,218,613)
Class I
6/30/2023	89,512	—	494,182	(613,894)	(30,200)	973,262	—	5,215,495	(6,632,715)	(443,958)
12/31/2022	326,273	—	724,228	(1,352,821)	(302,320)	3,678,858	—	7,870,245	(15,192,450)	(3,643,347)
Class S
6/30/2023	322,487	—	1,434,313	(3,442,167)	(1,685,367)	3,490,244	—	15,216,263	(37,462,767)	(18,756,260)
12/31/2022	376,938	—	2,210,963	(5,437,256)	(2,849,355)	4,181,996	—	24,164,362	(60,741,884)	(32,395,526)
Class S2
6/30/2023	951	—	872	(1,210)	613	10,210	—	9,109	(13,065)	6,254
12/31/2022	1,764	—	1,278	(4,318)	(1,276)	19,793	—	13,783	(46,053)	(12,477)
Class T
6/30/2023	3,458	—	8,901	(42,335)	(29,976)	37,845	—	94,100	(469,845)	(337,900)
12/31/2022	48,107	—	13,286	(52,828)	8,565	528,564	—	144,852	(584,282)	89,134
Government Money Market
Class I
6/30/2023	109,368,113	—	9,436,244	(46,060,821)	72,743,536	109,368,113	—	9,436,244	(46,060,821)	72,743,536
12/31/2022	129,987,093	—	7,143,365	(99,672,054)	37,458,404	129,987,093	—	7,143,365	(99,672,054)	37,458,404
Class S
6/30/2023	5,362	—	882	(327)	5,917	5,362	—	882	(327)	5,917
12/31/2022	—	—	632	(10,246)	(9,614)	—	—	632	(10,246)	(9,614)
Growth and Income
Class ADV
6/30/2023	57,281	—	2,538	(254,194)	(194,375)	1,005,272	—	44,537	(4,455,080)	(3,405,271)
12/31/2022	89,714	—	701,147	(549,183)	241,678	1,744,478	—	11,552,104	(10,786,680)	2,509,902
Class I
6/30/2023	235,999	—	51,922	(4,887,666)	(4,599,745)	4,143,748	—	950,167	(88,750,361)	(83,656,446)
12/31/2022	356,954	—	14,845,877	(9,488,760)	5,714,071	7,346,879	—	254,309,052	(194,304,240)	67,351,691
Class S
6/30/2023	47,345	—	983	(370,739)	(322,411)	817,608	—	17,292	(6,311,835)	(5,476,935)
12/31/2022	101,772	—	309,290	(316,213)	94,849	2,046,477	—	5,105,764	(6,231,336)	920,905
Class S2
6/30/2023	699	—	16	(3)	712	11,725	—	270	(48)	11,947
12/31/2022	974	—	4,075	(1,018)	4,031	18,525	—	65,074	(21,099)	62,500

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Intermediate Bond
Class ADV
6/30/2023	343,329	—	287,708	(1,246,215)	(615,178)	3,661,130	—	3,078,125	(13,342,690)	(6,603,435)
12/31/2022	388,133	—	537,652	(3,981,195)	(3,055,410)	4,351,777	—	5,940,318	(45,010,028)	(34,717,933)
Class I
6/30/2023	1,462,305	—	1,182,212	(4,689,151)	(2,044,634)	15,788,705	—	12,788,960	(50,614,875)	(22,037,210)
12/31/2022	1,874,834	—	2,239,599	(11,745,805)	(7,631,372)	21,338,764	—	25,054,075	(134,010,620)	(87,617,781)
Class S
6/30/2023	1,330,242	—	2,253,749	(10,147,437)	(6,563,446)	14,209,106	—	24,208,886	(108,877,826)	(70,459,834)
12/31/2022	3,420,335	—	4,217,193	(20,892,595)	(13,255,067)	39,204,519	—	46,794,345	(235,570,847)	(149,571,983)
Class S2
6/30/2023	73,892	—	11,377	(96,279)	(11,010)	791,046	—	121,746	(1,034,616)	(121,824)
12/31/2022	147,912	—	24,758	(675,555)	(502,885)	1,710,107	—	275,856	(7,643,415)	(5,657,452)
Small Company
Class ADV
6/30/2023	42,088	—	417	(49,723)	(7,218)	511,835	—	4,770	(587,952)	(71,347)
12/31/2022	93,588	—	182,331	(74,703)	201,216	1,345,402	—	2,087,689	(1,182,348)	2,250,743
Class I
6/30/2023	143,340	—	79,598	(1,920,452)	(1,697,514)	1,976,216	—	1,010,099	(25,984,659)	(22,998,344)
12/31/2022	314,217	—	5,703,848	(4,592,673)	1,425,392	4,937,868	—	72,381,833	(65,801,276)	11,518,425
Class R6
6/30/2023	7,961	—	1,934	(322,840)	(312,945)	105,212	—	24,562	(4,291,946)	(4,162,172)
12/31/2022	72,530	—	184,978	(296,548)	(39,040)	966,409	—	2,351,076	(5,246,690)	(1,929,205)
Class S
6/30/2023	109,793	—	10,535	(352,466)	(232,138)	1,420,858	—	127,469	(4,492,171)	(2,943,844)
12/31/2022	155,377	—	1,469,995	(723,542)	901,830	2,195,664	—	17,786,935	(10,564,875)	9,417,724
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2023:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$125,482	$(125,482)	$—
Barclays Capital Inc.	62,190	(62,190)	—
BMO Capital Markets Corp	371,079	(371,079)	—
BNP Paribas	56,463	(56,463)	—
BofA Securities Inc	36,990	(36,990)	—
Canadian Imperial Bank of Commerce	24,991	(24,991)	—
Citigroup Global Markets Inc.	91,260	(91,260)	—
Citigroup Global Markets Limited	109,401	(109,401)	—
Goldman, Sachs & Co. LLC	40,539	(40,539)	—
HSBC Bank PLC	72,927	(72,927)	—
J.P. Morgan Securities LLC	243,411	(243,411)	—
JP Morgan Securities Plc.	147,953	(147,953)	—
Merrill Lynch International	101,023	(101,023)	—
Morgan Stanley & Co. LLC	55,108	(55,108)	—
MUFG Securities Americas Inc.	50,166	(50,166)	—
National Financial Services LLC	93,294	(93,294)	—
RBC Capital Markets, LLC	3,134,197	(3,134,197)	—
State Street Bank and Trust Company	6,973	(6,973)	—
TD Prime Services LLC	25,667	(25,667)	—
TD Securities INC	35,312	(35,312)	—
Truist Securities INC	10,841	(10,841)	—
US Bancorp Investments	31,261	(31,261)	—
Wells Fargo Securities LLC	8,074	(8,074)	—
Total	$4,934,602	$(4,934,602)	$—

(1)
Cash collateral with a fair value of $5,134,077 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatiliy
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$993,118	$(993,118)	$—
Citigroup Global Markets Limited	1,850,944	(1,850,944)	—
Goldman Sachs International	1,094,486	(1,094,486)	—
Merrill Lynch International	3,240,573	(3,240,573)	—
State Street Bank and Trust Company	306,441	(306,441)	—
Total	$7,485,562	$(7,485,562)	$—

(1)
Cash collateral with a fair value of $7,989,200 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$3,503,836	$(3,503,836)	$—
Total	$3,503,836	$(3,503,836)	$—

(1)
Cash collateral with a fair value of $3,597,461 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$2,125,822	$(2,125,822)	$—
Barclays Capital Inc.	571,329	(571,329)	—
BMO Capital Markets Corp	8,149,083	(8,149,083)	—
Citigroup Global Markets Inc.	1,006	(1,006)	—
Daiwa Capital Markets America Inc.	157,280	(157,280)	—
Goldman, Sachs & Co. LLC	618,125	(618,125)	—
J.P. Morgan Securities LLC	747,914	(747,914)	—
Morgan Stanley & Co. LLC	96,559	(96,559)	—
MUFG Securities Americas Inc.	283,568	(283,568)	—
National Bank Financial Inc	338,528	(338,528)	—
Nomura Securities International, Inc.	563,684	(563,684)	—
RBC Capital Markets, LLC	309,006	(309,006)	—
State Street Bank and Trust Company	4,201	(4,201)	—
US Bancorp Investments	1,287,106	(1,287,106)	—
Wells Fargo Bank NA	323,187	(323,187)	—
Total	$15,576,398	$(15,576,398)	$—

(1)
Cash collateral with a fair value of $16,023,437 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$48,395	$(48,395)	$—
BofA Securities Inc	2,751,519	(2,751,519)	—
National Financial Services LLC	637,007	(637,007)	—
Total	$3,436,921	$(3,436,921)	$—

(1)
Cash collateral with a fair value of $3,541,532 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2022		Year Ended December 31, 2021
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain	Return of Capital
Balanced	$15,899,870	$30,166,938	$9,669,879	$2,523,250	$—
Global High Dividend Low Volatility	23,880,547	8,980,032	14,804,319	—	—
Government Money Market	7,146,615	—	436,020	—	—
Growth and Income	39,602,466	231,816,376	246,652,811	714,105,669	—
Intermediate Bond	78,069,297	—	75,114,307	91,902	20,114,377
Small Company	55,293,825	39,313,708	2,424,704	—	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Total Distributable Earnings/(Loss)
				Amount	Character	Expiration
Balanced	$5,347,809	$1,229,251	$(9,058,007)	—	—	—	$(2,480,947)
Global High Dividend Low Volatility	—	17,174,337	28,264,019	—	—	—	45,438,356
Government Money Market	—	—	—	(128,579)	Short-term	None	(128,610)
				(31)	Long-term	None
				$(128,610)
Growth and Income	—	1,590,052	149,271,843	—	—	—	150,861,895
Intermediate Bond	1,168,842	—	(297,209,775)	(75,223,112)	Short-term	None	(508,632,862)
				(137,368,817)	Long-term	None
				$(212,591,929)
Small Company	1,217,709	—	(29,973,256)	(9,089,991)	Short-term	None	(37,845,538)
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2023, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the
administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rate ceased to be provided or no longer would be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer would be representative

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect

NOTES TO FINANCIAL STATEMENTS as of June 30, 2023 (Unaudited) (continued)

NOTE 15 — MARKET DISRUPTION (continued)

individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Portfolios’ financial statements.
NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2023, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	$0.0880	July 5, 2023	June 30, 2023
Class I	$0.1014	July 5, 2023	June 30, 2023
Class S	$0.0947	July 5, 2023	June 30, 2023
Class S2	$0.0911	July 5, 2023	June 30, 2023
Class T	$0.0854	July 5, 2023	June 30, 2023
Government Money Market
Class I	$0.0041	August 1, 2023	Daily
Class S	$0.0039	August 1, 2023	Daily
Intermediate Bond
Class ADV	$0.0334	August 1, 2023	Daily
Class I	$0.0383	August 1, 2023	Daily
Class S	$0.0358	August 1, 2023	Daily
Class S2	$0.0343	August 1, 2023	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 36.3%
	Communication Services: 2.3%
4,000 (1)	Adevinta ASA	$26,285	0.0
20,958 (1)	Alphabet, Inc. - Class A	2,508,673	0.8
54	Cable One, Inc.	35,482	0.0
16,759	Comcast Corp. - Class A	696,336	0.3
1,617	Electronic Arts, Inc.	209,725	0.1
5,992	Iridium Communications, Inc.	372,223	0.1
5,000	KDDI Corp.	154,416	0.1
8,596	Koninklijke KPN NV	30,688	0.0
2,703 (1)	Live Nation Entertainment, Inc.	246,270	0.1
4,331 (1)	Meta Platforms, Inc.	1,242,910	0.4
1,532 (1)	NetFlix, Inc.	674,831	0.2
483	Nexstar Media Group, Inc.	80,444	0.0
40,000	Nippon Telegraph & Telephone Corp.	47,332	0.0
777	Publicis Groupe	62,359	0.1
817 (2)	Scout24 SE	51,770	0.0
142 (1)	Sea Ltd. ADR	8,242	0.0
8,900	Singapore Telecommunications Ltd.	16,484	0.0
1,200	SoftBank Group Corp.	56,592	0.0
484 (1)	Spotify Technology SA	77,706	0.0
1,790	TEGNA, Inc.	29,070	0.0
10,716	Telefonica S.A.	43,507	0.0
19,796	Telia Co. AB	43,429	0.0
9,253	Telstra Group Ltd.	26,544	0.0
1,131 (1)	Trade Desk, Inc./The	87,336	0.1
584 (1)	TripAdvisor, Inc.	9,630	0.0
6,077	Vivendi SE	55,790	0.0
2,034	WPP PLC	21,320	0.0
168 (1)	Ziff Davis, Inc.	11,770	0.0
1,329 (1)	ZoomInfo Technologies, Inc.	33,743	0.0
		6,960,907	2.3
	Consumer Discretionary: 4.3%
8,054	ADT, Inc.	48,566	0.0
14,218 (1)	Amazon.com, Inc.	1,853,458	0.6
1,826	Aramark	78,609	0.0
3,732	Aristocrat Leisure Ltd.	96,558	0.1
938 (1)	Autonation, Inc.	154,404	0.1
4,843	BorgWarner, Inc.	236,871	0.1
2,556	Boyd Gaming Corp.	177,310	0.1
527	Brunswick Corp.	45,659	0.0
2,342	Burberry Group PLC	63,196	0.0
233 (1)	Caesars Entertainment, Inc.	11,876	0.0
938	Cie Financiere Richemont SA	159,336	0.1
4,914 (1)	Coupang, Inc.	85,504	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
823 (1)	CROCS, Inc.	$92,538	0.0
840	D.R. Horton, Inc.	102,220	0.0
215 (1)	Deckers Outdoor Corp.	113,447	0.1
609	Dick’s Sporting Goods, Inc.	80,504	0.0
2,382	eBay, Inc.	106,452	0.0
2,428	Entain PLC	39,260	0.0
592 (1)	Etsy, Inc.	50,089	0.0
398 (2)	Evolution AB	50,436	0.0
31	Ferrari NV	10,135	0.0
1,048 (1)	Five Below, Inc.	205,974	0.1
13,003	Ford Motor Co.	196,735	0.1
123 (1)	Fox Factory Holding Corp.	13,347	0.0
516 (1)	GameStop Corp.	12,513	0.0
9,794	General Motors Co.	377,657	0.1
6,568	Gentex Corp.	192,180	0.1
96,500	Genting Singapore Ltd.	67,287	0.0
1,765	Genuine Parts Co.	298,691	0.1
3,854 (1)	Goodyear Tire & Rubber Co.	52,723	0.0
20	Graham Holdings Co.	11,430	0.0
487 (1)	Grand Canyon Education, Inc.	50,263	0.0
1,177	H&R Block, Inc.	37,511	0.0
1,991	Harley-Davidson, Inc.	70,103	0.0
9	Hermes International	19,564	0.0
5,597 (1)	Hilton Grand Vacations, Inc.	254,328	0.1
512	Home Depot, Inc.	159,048	0.1
5,300	Honda Motor Co., Ltd.	160,557	0.1
4,540	Industria de Diseno Textil SA	176,097	0.1
547 (1)(2)	Just Eat Takeaway.com NV	8,385	0.0
1,223	Kohl’s Corp.	28,190	0.0
1,788 (2)	La Francaise des Jeux SAEM	70,374	0.0
955	Lear Corp.	137,090	0.1
338	Leggett & Platt, Inc.	10,012	0.0
1,340 (1)	Light & Wonder, Inc.	92,138	0.0
31	Lithia Motors, Inc.	9,427	0.0
8,115	LKQ Corp.	472,861	0.2
399 (1)	Lululemon Athletica, Inc.	151,021	0.1
160	LVMH Moet Hennessy Louis Vuitton SE	150,866	0.1
6,438	Macy’s, Inc.	103,330	0.0
628	Marriott Vacations Worldwide Corp.	77,068	0.0
4,574 (1)	Mattel, Inc.	89,376	0.0
2,642	McDonald’s Corp.	788,399	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
7,281	MGM Resorts International	$319,782	0.1
760	Moncler SpA	52,583	0.0
146	Murphy USA, Inc.	45,422	0.0
5,572	Nike, Inc. - Class B	614,982	0.2
2,500	Nissan Motor Co., Ltd.	10,260	0.0
7,022 (3)	Nordstrom, Inc.	143,740	0.1
11 (1)	NVR, Inc.	69,857	0.0
732 (1)	Ollie’s Bargain Outlet Holdings, Inc.	42,405	0.0
300	Open House Group Co. Ltd.	10,830	0.0
4,500	Panasonic Holdings Corp.	55,179	0.0
1,165	Pandora A/S	104,130	0.1
8,387 (1)	Penn Entertainment, Inc.	201,540	0.1
176 (1)	Planet Fitness, Inc.	11,869	0.0
924	PVH Corp.	78,512	0.0
501	Ralph Lauren Corp.	61,773	0.0
4,200	Sekisui Chemical Co., Ltd.	60,678	0.0
4,400	Sekisui House Ltd.	88,878	0.0
2,200 (1)	Sharp Corp.	12,337	0.0
200	Sony Group Corp.	18,054	0.0
3,500	Subaru Corp.	65,918	0.0
2,652 (1)	Taylor Morrison Home Corp.	129,338	0.1
5,153 (1)	Tesla, Inc.	1,348,901	0.5
235	Thor Industries, Inc.	24,322	0.0
547	TJX Cos., Inc.	46,380	0.0
424 (1)	TopBuild Corp.	112,792	0.0
4,100	Toyota Motor Corp.	65,896	0.0
2,047	Travel + Leisure Co.	82,576	0.0
81 (1)	Ulta Beauty, Inc.	38,118	0.0
7,725 (1)	Under Armour, Inc. - Class A	55,774	0.0
500	USS Co., Ltd.	8,278	0.0
2,351	Valeo	50,521	0.0
15,006	Wendy’s Company	326,381	0.1
561	Williams-Sonoma, Inc.	70,204	0.0
155	Wingstop, Inc.	31,025	0.0
1,905	Wynn Resorts Ltd.	201,187	0.1
1,632 (1)(2)	Zalando SE	47,066	0.0
1,600	ZOZO, Inc.	33,191	0.0
		12,941,652	4.3
	Consumer Staples: 2.5%
7,243 (1)	BellRing Brands, Inc.	265,094	0.1
148 (1)	BJ’s Wholesale Club Holdings, Inc.	9,326	0.0
167 (1)	Boston Beer Co., Inc.	51,509	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
5,666	British American Tobacco PLC	$188,256	0.1
2,692	Carrefour S.A.	51,016	0.0
760 (1)(3)	Celsius Holdings, Inc.	113,384	0.0
1,706	Church & Dwight Co., Inc.	170,992	0.1
861	Coca-Cola Co.	51,849	0.0
406	Coca-Cola Consolidated, Inc.	258,224	0.1
308	Coca-Cola European Partners PLC - USD	19,844	0.0
2,041	Coca-Cola HBC AG	60,883	0.0
3,289	Coles Group Ltd.	40,385	0.0
3,423	Colgate-Palmolive Co.	263,708	0.1
1,480	Costco Wholesale Corp.	796,802	0.3
2,416 (1)	Darling Ingredients, Inc.	154,117	0.1
1,211	Diageo PLC	52,062	0.0
960	Flowers Foods, Inc.	23,885	0.0
2,020	Haleon PLC	8,291	0.0
1,310	Heineken Holding NV	113,999	0.1
568 (1)	HelloFresh SE	14,048	0.0
4,142	Imperial Brands PLC	91,681	0.0
716	Ingredion, Inc.	75,860	0.0
6,684	J Sainsbury Plc	22,849	0.0
6,200 (3)	Japan Tobacco, Inc.	135,817	0.1
4,125	Kimberly-Clark Corp.	569,498	0.2
1,600	Kobayashi Pharmaceutical Co., Ltd.	86,998	0.0
1,273	Koninklijke Ahold Delhaize NV	43,401	0.0
834	Kroger Co.	39,198	0.0
122	L’Oreal S.A.	56,910	0.0
8,303	Mondelez International, Inc.	605,621	0.2
2,615	Mowi ASA	41,490	0.0
2,071	Nestle SA	249,124	0.1
5,351	PepsiCo, Inc.	991,112	0.3
6,407 (1)	Performance Food Group Co.	385,958	0.1
509 (3)	Pernod Ricard SA	112,476	0.1
4,488	Philip Morris International, Inc.	438,119	0.2
1,727	Procter & Gamble Co.	262,055	0.1
33,262	Tesco PLC	104,927	0.0
5,524	Treasury Wine Estates Ltd.	41,426	0.0
446	Unilever PLC	23,246	0.0
179	Unilever PLC - ULVRL	9,321	0.0
8,044 (1)	US Foods Holding Corp.	353,936	0.1
85,500 (2)	WH Group Ltd.	45,535	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
300	Yakult Honsha Co., Ltd.	$18,974	0.0
		7,513,206	2.5
	Energy: 1.5%
2,399	Aker BP ASA	56,284	0.0
1,756	Ampol Ltd.	35,079	0.0
1,134 (1)	Antero Resources Corp.	26,116	0.0
9,234	Baker Hughes Co.	291,887	0.1
33,433	BP PLC	194,660	0.1
1,010	ChampionX Corp.	31,350	0.0
1,511	Cheniere Energy, Inc.	230,216	0.1
394	Chevron Corp.	61,996	0.0
3,059 (1)	CNX Resources Corp.	54,206	0.0
1,910	ConocoPhillips	197,895	0.1
2,388	Diamondback Energy, Inc.	313,688	0.1
332	DT Midstream, Inc.	16,457	0.0
3,621	EOG Resources, Inc.	414,387	0.2
702	EQT Corp.	28,873	0.0
699	Equinor ASA	20,354	0.0
19,854	Equitrans Midstream Corp.	189,804	0.1
5,331	Exxon Mobil Corp.	571,750	0.2
652	Halliburton Co.	21,510	0.0
754	HF Sinclair Corp.	33,636	0.0
1,208	Matador Resources Co.	63,203	0.0
1,494	Murphy Oil Corp.	57,220	0.0
5,964	New Fortress Energy, Inc.	159,716	0.1
418	OMV AG	17,749	0.0
344	Ovintiv, Inc.	13,096	0.0
2,783	PBF Energy, Inc.	113,936	0.1
617	PDC Energy, Inc.	43,893	0.0
3,229	Phillips 66	307,982	0.1
441	Pioneer Natural Resources Co.	91,366	0.0
2,871	Range Resources Corp.	84,407	0.0
6,371 (3)	Repsol SA	92,660	0.0
5,663	Shell PLC	168,937	0.1
1,634 (1)	Southwestern Energy Co.	9,820	0.0
1,002	Targa Resources Corp.	76,252	0.0
1,343	TotalEnergies SE	77,095	0.0
2,492	Valero Energy Corp.	292,312	0.1
		4,459,792	1.5
	Financials: 4.9%
3,006	3i Group PLC	74,510	0.0
2,108 (2)	ABN AMRO Bank NV	32,765	0.0
27 (1)(2)	Adyen NV	46,755	0.0
768	Affiliated Managers Group, Inc.	115,116	0.1
3,200	AIA Group Ltd.	32,501	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
641	American Financial Group, Inc.	$76,119	0.0
5,149	American International Group, Inc.	296,273	0.1
1,324	Ameriprise Financial, Inc.	439,780	0.2
732 (2)	Amundi SA	43,246	0.0
803	Annaly Capital Management, Inc.	16,068	0.0
1,792	Aon PLC	618,598	0.2
178	Ares Management Corp.	17,150	0.0
282	Assured Guaranty Ltd.	15,736	0.0
5,511	AXA S.A.	162,858	0.1
1,439	Axis Capital Holdings Ltd.	77,461	0.0
12,325	Banco Bilbao Vizcaya Argentaria SA	94,690	0.0
9,432	Bank of America Corp.	270,604	0.1
1,690 (3)	Bank OZK	67,870	0.0
61,453	Barclays PLC	120,054	0.1
2,058 (1)	Berkshire Hathaway, Inc. - Class B	701,778	0.2
2,899	BNP Paribas	182,945	0.1
4,159	Charles Schwab Corp.	235,732	0.1
9,067	Citigroup, Inc.	417,445	0.1
4,490	Citizens Financial Group, Inc.	117,099	0.1
3,337	CNO Financial Group, Inc.	78,987	0.0
1,870	Commerce Bancshares, Inc.	91,069	0.0
5,463	Commerzbank AG	60,562	0.0
156	Commonwealth Bank of Australia	10,444	0.0
129	Cullen/Frost Bankers, Inc.	13,871	0.0
2,053 (1)	Danske Bank A/S	50,004	0.0
8,854	Deutsche Bank AG	93,080	0.0
1,936	East West Bancorp, Inc.	102,201	0.0
556	Edenred	37,243	0.0
871	Essent Group Ltd.	40,763	0.0
633	Evercore, Inc.	78,232	0.0
1,903	FinecoBank Banca Fineco SpA	25,616	0.0
774	First American Financial Corp.	44,133	0.0
1,244	First Financial Bankshares, Inc.	35,442	0.0
1,559	First Hawaiian, Inc.	28,078	0.0
1,480	FNB Corp.	16,931	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
581	Gjensidige Forsikring ASA	$9,308	0.0
782	Goldman Sachs Group, Inc.	252,226	0.1
5,020	Hancock Whitney Corp.	192,668	0.1
5,430	Hartford Financial Services Group, Inc.	391,069	0.1
7,262	HSBC Holdings PLC	57,500	0.0
3,987	Industrivarden AB-Class A	110,576	0.0
783	ING Groep NV	10,556	0.0
1,115	International Bancshares Corp.	49,283	0.0
59,289	Intesa Sanpaolo SpA	155,441	0.1
722	Investor AB-B SHS	14,444	0.0
5,300	JPMorgan Chase & Co.	770,832	0.3
437	Julius Baer Group Ltd.	27,578	0.0
206	Kemper Corp.	9,942	0.0
29,331	Legal & General Group PLC	84,922	0.0
105,891	Lloyds Banking Group Plc	58,701	0.0
7,600	Loews Corp.	451,288	0.2
390	London Stock Exchange Group PLC	41,509	0.0
790	MarketAxess Holdings, Inc.	206,522	0.1
3,770	Marsh & McLennan Cos., Inc.	709,062	0.2
1,220	Mastercard, Inc. - Class A	479,826	0.2
6,046	MGIC Investment Corp.	95,466	0.0
16,800	Mitsubishi UFJ Financial Group, Inc.	123,834	0.1
1,496	Morgan Stanley	127,758	0.1
5,385	National Australia Bank Ltd.	94,711	0.0
36,986	NatWest Group PLC	113,048	0.1
2,778	NN Group NV	102,835	0.0
6,217	Nordea Bank Abp	67,720	0.0
5,378	Old Republic International Corp.	135,364	0.1
475	OneMain Holdings, Inc.	20,753	0.0
7,600	ORIX Corp.	138,595	0.1
6,432 (1)	PayPal Holdings, Inc.	429,207	0.2
1,137	Pinnacle Financial Partners, Inc.	64,411	0.0
1,220	Prosperity Bancshares, Inc.	68,906	0.0
5,268	QBE Insurance Group Ltd.	55,002	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
661	Reinsurance Group of America, Inc.	$91,674	0.0
31,886	Rithm Capital Corp.	298,134	0.1
216	RLI Corp.	29,478	0.0
2,300	Sompo Holdings, Inc.	103,199	0.0
1,209	Standard Chartered PLC	10,518	0.0
4,228 (3)	Starwood Property Trust, Inc.	82,023	0.0
1,747	State Street Corp.	127,845	0.1
1,324	Stifel Financial Corp.	79,003	0.0
3,400	Sumitomo Mitsui Financial Group, Inc.	145,722	0.1
3,153	Swedbank AB	53,210	0.0
1,944	Synchrony Financial	65,940	0.0
789	Synovus Financial Corp.	23,867	0.0
6,600	Tokio Marine Holdings, Inc.	152,154	0.1
3,691	UMB Financial Corp.	224,782	0.1
3,766	UniCredit SpA	87,573	0.0
6,221	Unum Group	296,742	0.1
5,640	US Bancorp	186,346	0.1
3,887	Virtu Financial, Inc.	66,429	0.0
2,497	Visa, Inc. - Class A	592,988	0.2
245	Webster Financial Corp.	9,249	0.0
15,413	Wells Fargo & Co.	657,827	0.2
1,388	Willis Towers Watson PLC	326,874	0.1
1,405	Wintrust Financial Corp.	102,031	0.0
1,105 (1)	Wise PLC	9,236	0.0
736	Zions Bancorp NA	19,769	0.0
335	Zurich Insurance Group AG	159,356	0.1
		14,802,641	4.9
	Health Care: 4.7%
588	Abbott Laboratories	64,104	0.0
1,019	AbbVie, Inc.	137,290	0.0
3,201	Agilent Technologies, Inc.	384,920	0.1
1,223	Alcon, Inc.	101,463	0.1
227 (1)	Amedisys, Inc.	20,757	0.0
515 (1)	Arrowhead Pharmaceuticals, Inc.	18,365	0.0
2,800	Astellas Pharma, Inc.	41,699	0.0
877	AstraZeneca PLC	125,722	0.1
9,707	Bristol-Myers Squibb Co.	620,763	0.2
349	Bruker Corp.	25,798	0.0
212	Cardinal Health, Inc.	20,049	0.0
4,130 (1)	Centene Corp.	278,568	0.1
1,500	Chugai Pharmaceutical Co., Ltd.	42,719	0.0
723	Cigna Corp.	202,874	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
416	Cochlear Ltd.	$63,735	0.0
106	CSL Ltd.	19,629	0.0
4,604	CVS Health Corp.	318,275	0.1
1,187	Danaher Corp.	284,880	0.1
1,136 (1)	DexCom, Inc.	145,987	0.0
2,266 (1)(3)	Doximity, Inc.	77,089	0.0
2,679 (1)	Edwards Lifesciences Corp.	252,710	0.1
1,064	Elevance Health, Inc.	472,725	0.2
703	Eli Lilly & Co.	329,693	0.1
10,641 (1)	Exelixis, Inc.	203,349	0.1
5,860	Gilead Sciences, Inc.	451,630	0.2
1,408 (1)	Globus Medical, Inc.	83,832	0.0
7,041	GSK PLC	124,785	0.1
558 (1)	Haemonetics Corp.	47,508	0.0
1,447 (1)	Halozyme Therapeutics, Inc.	52,193	0.0
3,898	Hikma Pharmaceuticals PLC	93,805	0.0
2,081 (1)	Hologic, Inc.	168,499	0.1
1,100	Hoya Corp.	131,633	0.1
617	Humana, Inc.	275,879	0.1
2,685 (1)	Inari Medical, Inc.	156,106	0.1
4,545 (1)	Incyte Corp., Ltd.	282,926	0.1
774 (1)	Inspire Medical Systems, Inc.	251,271	0.1
699	Ipsen SA	84,143	0.0
755 (1)	Jazz Pharmaceuticals PLC	93,597	0.0
5,186	Johnson & Johnson	858,387	0.3
1,500	Kyowa Kirin Co., Ltd.	27,803	0.0
2,510 (1)	Lantheus Holdings, Inc.	210,639	0.1
1,207 (1)	LivaNova PLC	62,076	0.0
80 (1)	Masimo Corp.	13,164	0.0
609	McKesson Corp.	260,232	0.1
415 (1)	Medpace Holdings, Inc.	99,671	0.0
2,803	Medtronic PLC	246,944	0.1
7,055	Merck & Co., Inc.	814,076	0.3
116	Merck KGaA	19,201	0.0
117 (1)	Mettler Toledo International, Inc.	153,462	0.1
471 (1)	Molina Healthcare, Inc.	141,884	0.0
2,557 (1)	Neurocrine Biosciences, Inc.	241,125	0.1
1,965	Novartis AG	198,110	0.1
1,678	Novo Nordisk A/S	271,064	0.1
3,000	Olympus Corp.	47,476	0.0
551 (1)	Omnicell, Inc.	40,592	0.0
4,200	Ono Pharmaceutical Co., Ltd.	75,782	0.0
1,432 (1)	Option Care Health, Inc.	46,526	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
900	Otsuka Holdings Co. Ltd.	$33,013	0.0
2,469	Patterson Cos., Inc.	82,119	0.0
91 (1)	Penumbra, Inc.	31,309	0.0
5,120	Pfizer, Inc.	187,802	0.1
1,879 (1)	Progyny, Inc.	73,920	0.0
271 (1)	QuidelOrtho Corp.	22,455	0.0
503 (1)	Regeneron Pharmaceuticals, Inc.	361,426	0.1
973	Roche Holding AG-GENUSSCHEIN	297,222	0.1
1,580	Sanofi	170,097	0.1
876 (1)	Shockwave Medical, Inc.	250,019	0.1
293	Sonova Holding AG - Reg	78,183	0.0
803 (1)	Staar Surgical Co.	42,214	0.0
632 (1)	Swedish Orphan Biovitrum AB	12,353	0.0
3,200	Takeda Pharmaceutical Co., Ltd.	100,552	0.0
149 (1)	Tenet Healthcare Corp.	12,126	0.0
1,000	Terumo Corp.	31,850	0.0
803	Thermo Fisher Scientific, Inc.	418,965	0.1
683	UCB S.A.	60,554	0.0
291 (1)	United Therapeutics Corp.	64,238	0.0
1,617	UnitedHealth Group, Inc.	777,195	0.3
694 (1)	Veeva Systems, Inc.	137,225	0.0
1,343 (1)	Vertex Pharmaceuticals, Inc.	472,615	0.2
		14,096,636	4.7
	Industrials: 4.4%
260	ABB Ltd.	10,229	0.0
2,441	ACS Actividades de Construccion y Servicios SA	85,835	0.0
1,581	Acuity Brands, Inc.	257,829	0.1
362	Advanced Drainage Systems, Inc.	41,188	0.0
4,706	AECOM	398,551	0.1
456 (2)	Aena SME SA	73,802	0.0
400 (3)	AGC, Inc.	14,390	0.0
468	AGCO Corp.	61,505	0.0
554	Alfa Laval AB	20,209	0.0
8,123 (1)	American Airlines Group, Inc.	145,727	0.1
606	Ametek, Inc.	98,099	0.0
26	AP Moller - Maersk A/S - Class B	45,714	0.0
4,254	Atlas Copco AB - A Shares	61,415	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
26,930	Aurizon Holdings Ltd.	$70,455	0.0
1,735	Automatic Data Processing, Inc.	381,336	0.1
350 (1)	Avis Budget Group, Inc.	80,034	0.0
2,532	BAE Systems PLC	29,856	0.0
4,065	Brambles Ltd.	39,087	0.0
613	Brenntag SE	47,825	0.0
1,759 (1)	Builders FirstSource, Inc.	239,224	0.1
162	Carlisle Cos., Inc.	41,558	0.0
2,811	Carrier Global Corp.	139,735	0.1
113 (1)	Chart Industries, Inc.	18,056	0.0
2,342	Cie de Saint-Gobain	142,596	0.1
942	Cintas Corp.	468,249	0.2
3,500	CK Hutchison Holdings Ltd.	21,362	0.0
8,376 (1)	Clarivate PLC	79,823	0.0
685 (1)	Clean Harbors, Inc.	112,635	0.0
5,090	CNH Industrial NV	73,411	0.0
737	Concentrix Corp.	59,513	0.0
3,769 (1)	Copart, Inc.	343,770	0.1
9,778 (1)	Core & Main, Inc.	306,442	0.1
63	Curtiss-Wright Corp.	11,571	0.0
1,424	DCC PLC	79,661	0.0
1,085	DHL Group	53,016	0.0
1,298	Donaldson Co., Inc.	81,138	0.0
328	Dover Corp.	48,429	0.0
568 (1)	Driven Brands Holdings, Inc.	15,370	0.0
16,368	Dun & Bradstreet Holdings, Inc.	189,378	0.1
4,884	Emerson Electric Co.	441,465	0.2
126	EnerSys	13,673	0.0
468 (1)	ExlService Holdings, Inc.	70,696	0.0
607	Experian PLC	23,297	0.0
1,607	Flowserve Corp.	59,700	0.0
2,182 (1)	Fluor Corp.	64,587	0.0
7,788	Fortive Corp.	582,309	0.2
314	Fortune Brands Innovations, Inc.	22,592	0.0
82 (1)	FTI Consulting, Inc.	15,596	0.0
1,100	Fuji Electric Co. Ltd.	48,428	0.0
2,124 (1)	Gates Industrial Corp. PLC	28,632	0.0
1,905	GEA Group AG	79,755	0.0
2,079	General Electric Co.	228,378	0.1
8,412	Genpact Ltd.	316,039	0.1
4,931	Getlink SE	83,915	0.0
1,246	Graco, Inc.	107,592	0.0
209 (1)	GXO Logistics, Inc.	13,129	0.0
2,101 (1)	Hertz Global Holdings, Inc.	38,637	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
200	Hitachi Ltd.	$12,435	0.0
286	Hubbell, Inc.	94,826	0.0
5,297	Ingersoll Rand, Inc.	346,212	0.1
797	Insperity, Inc.	94,811	0.0
1,200	Jardine Matheson Holdings Ltd.	60,216	0.0
2,327 (1)	JetBlue Airways Corp.	20,617	0.0
2,077	Johnson Controls International plc	141,527	0.1
25,000	Keppel Corp., Ltd.	124,419	0.1
661	Legrand S.A.	65,574	0.0
1,210	Leidos Holdings, Inc.	107,061	0.0
29	Lennox International, Inc.	9,456	0.0
52	Lincoln Electric Holdings, Inc.	10,329	0.0
4,200	Lixil Corp.	53,458	0.0
128	Manpowergroup, Inc.	10,163	0.0
371 (1)	Mastec, Inc.	43,767	0.0
2,913	Metso Outotec Oyj	35,151	0.0
214 (1)	Middleby Corp.	31,636	0.0
952	MSC Industrial Direct Co.	90,707	0.0
1,600	NGK Insulators Ltd.	19,116	0.0
2,521	nVent Electric PLC	130,260	0.1
3,453	Otis Worldwide Corp.	307,352	0.1
1,689	Owens Corning, Inc.	220,414	0.1
1,393	Parker Hannifin Corp.	543,326	0.2
965	Paycom Software, Inc.	309,997	0.1
757 (1)	Paylocity Holding Corp.	139,689	0.1
2,026	Pentair PLC	130,880	0.1
900	Persol Holdings Co. Ltd.	16,288	0.0
299	Prysmian SpA	12,505	0.0
884	Regal Rexnord Corp.	136,048	0.1
420	Relx PLC (GBP Exchange)	14,012	0.0
242	Robert Half International, Inc.	18,203	0.0
614	Rockwell Automation, Inc.	202,282	0.1
1,465	Rollins, Inc.	62,746	0.0
261	Ryder System, Inc.	22,130	0.0
459 (1)	Saia, Inc.	157,166	0.1
3,349	Schneider National, Inc.	96,183	0.0
384,700 (1)	Seatrium Ltd.	35,681	0.0
2,000	Secom Co., Ltd.	135,357	0.1
4,325	Sensata Technologies Holding PLC	194,582	0.1
1,529	Siemens AG	254,886	0.1
21,400	Singapore Airlines Ltd.	113,378	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
23,000	SITC International Holdings Co. Ltd.	$42,117	0.0
4,151	SKF AB - B Shares	72,333	0.0
4,800	Smiths Group PLC	100,425	0.1
1,100	Taisei Corp.	38,432	0.0
2,264	Terex Corp.	135,455	0.1
993	Textron, Inc.	67,157	0.0
1,653	Timken Co.	151,299	0.1
92	Toro Co.	9,352	0.0
500	Toyota Industries Corp.	35,822	0.0
1,700	Toyota Tsusho Corp.	84,959	0.0
349	Trane Technologies PLC	66,750	0.0
2,467	Transurban Group - Stapled Security	23,489	0.0
1,444	U-Haul Holding Co.	79,882	0.0
451	United Rentals, Inc.	200,862	0.1
1,306 (1)	Univar Solutions, Inc.	46,807	0.0
6,102	Volvo AB - B Shares	126,281	0.1
316 (3)	Watsco, Inc.	120,545	0.0
793	Watts Water Technologies, Inc.	145,698	0.1
562	Wesco International, Inc.	100,632	0.0
337 (1)	WillScot Mobile Mini Holdings Corp.	16,105	0.0
980	Wolters Kluwer NV	124,434	0.1
887	Woodward, Inc.	105,473	0.0
308	WW Grainger, Inc.	242,886	0.1
		13,488,484	4.4
	Information Technology: 8.2%
288	Accenture PLC	88,871	0.0
6,807 (1)	ACI Worldwide, Inc.	157,718	0.1
1,612 (1)	Adobe, Inc.	788,252	0.3
1,339 (1)	Advanced Micro Devices, Inc.	152,526	0.1
3,289 (1)	Akamai Technologies, Inc.	295,582	0.1
5,517 (1)	Allegro MicroSystems, Inc.	249,037	0.1
1,211	Amdocs Ltd.	119,707	0.0
27,572	Apple, Inc.	5,348,141	1.8
3,945	Applied Materials, Inc.	570,210	0.2
146 (1)	Arrow Electronics, Inc.	20,912	0.0
422	ASML Holding NV	306,090	0.1
901 (1)	Autodesk, Inc.	184,354	0.1
2,107	Avnet, Inc.	106,298	0.0
300	Azbil Corp.	9,495	0.0
274	Broadcom, Inc.	237,676	0.1
872 (1)	Cadence Design Systems, Inc.	204,501	0.1
1,048 (1)	Calix, Inc.	52,306	0.0
598	Capgemini SE	113,227	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
665 (1)	Check Point Software Technologies	$83,537	0.0
2,424 (1)	Cirrus Logic, Inc.	196,368	0.1
16,656	Cisco Systems, Inc.	861,781	0.3
1,645	Cognex Corp.	92,153	0.0
1,065 (1)	Coherent Corp.	54,294	0.0
216 (1)	CyberArk Software Ltd.	33,767	0.0
1,542 (1)	DocuSign, Inc.	78,781	0.0
4,879 (1)	Dropbox, Inc.	130,123	0.1
1,869 (1)	Dynatrace, Inc.	96,197	0.0
2,232 (1)	F5, Inc.	326,452	0.1
1,589 (1)	Fortinet, Inc.	120,113	0.0
1,348 (1)	GoDaddy, Inc.	101,275	0.0
2,728	Halma PLC	78,963	0.0
1,000	Hamamatsu Photonics KK	49,093	0.0
300	Hirose Electric Co., Ltd.	39,940	0.0
300 (1)	HubSpot, Inc.	159,627	0.1
3,137	Infineon Technologies AG	129,189	0.1
1,640	Jabil, Inc.	177,005	0.1
200	Keyence Corp.	95,031	0.0
2,519 (1)	Keysight Technologies, Inc.	421,807	0.1
840	KLA Corp.	407,417	0.1
402	Lam Research Corp.	258,430	0.1
1,833 (1)	Lattice Semiconductor Corp.	176,096	0.1
279 (1)	MACOM Technology Solutions Holdings, Inc.	18,283	0.0
614 (1)	Manhattan Associates, Inc.	122,726	0.0
13,535	Microsoft Corp.	4,609,209	1.5
139 (1)	Monday.com Ltd.	23,800	0.0
494	Monolithic Power Systems, Inc.	266,874	0.1
1,064	National Instruments Corp.	61,074	0.0
2,000	NEC Corp.	97,025	0.0
4,076	NetApp, Inc.	311,406	0.1
5,473	Nokia OYJ - Finland	22,931	0.0
5,496	Nvidia Corp.	2,324,918	0.8
1,053 (1)	Palo Alto Networks, Inc.	269,052	0.1
8,112 (1)	Pure Storage, Inc. - Class A	298,684	0.1
3,885	Qualcomm, Inc.	462,470	0.2
1,600 (1)	Renesas Electronics Corp.	30,196	0.0
1,609 (1)	RingCentral, Inc.	52,663	0.0
1,100	Rohm Co., Ltd.	104,197	0.1
3,280 (1)	Salesforce, Inc.	692,933	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
311	SAP SE	$42,485	0.0
936 (1)	ServiceNow, Inc.	526,004	0.2
2,800	Shimadzu Corp.	86,544	0.0
74 (1)	Silicon Laboratories, Inc.	11,673	0.0
203 (1)	SolarEdge Technologies, Inc.	54,617	0.0
380 (1)	Super Micro Computer, Inc.	94,715	0.0
1,043 (1)	Synopsys, Inc.	454,133	0.2
1,835 (1)	Teradata Corp.	98,007	0.0
892	Teradyne, Inc.	99,306	0.0
3,948	The Sage Group PLC	46,377	0.0
2,583	Universal Display Corp.	372,288	0.1
935	WiseTech Global Ltd.	50,152	0.0
402 (1)	Wix.com Ltd.	31,452	0.0
735 (1)	Xero Ltd.	58,888	0.0
700	Yokogawa Electric Corp.	12,958	0.0
		24,980,382	8.2
	Materials: 1.4%
1,616	Alcoa Corp.	54,831	0.0
708	Anglo American PLC	20,159	0.0
988	Aptargroup, Inc.	114,470	0.0
2,943	ArcelorMittal SA	80,297	0.0
423	Arkema SA	39,888	0.0
857	Ashland, Inc.	74,482	0.0
4,770	Avient Corp.	195,093	0.1
2,122	BASF SE	103,094	0.0
1,071	Berry Global Group, Inc.	68,908	0.0
6,823	BHP Group Ltd.	205,113	0.1
3,790	BlueScope Steel Ltd.	52,161	0.0
3,412	Chemours Co.	125,869	0.0
1,698 (1)	Cleveland-Cliffs, Inc.	28,458	0.0
201 (1)(2)	Covestro AG	10,459	0.0
2,543	CRH PLC	140,291	0.1
106	Crown Holdings, Inc.	9,208	0.0
2,245	Dow, Inc.	119,569	0.0
142 (1)	DSM-Firmenich AG	15,281	0.0
197	Eagle Materials, Inc.	36,725	0.0
8,552	Element Solutions, Inc.	164,198	0.1
90	FMC Corp.	9,391	0.0
33	Givaudan	109,459	0.1
983	Heidelberg Materials AG	80,841	0.0
1,898	Holcim AG	127,939	0.1
958	IGO Ltd.	9,778	0.0
377	Linde PLC	143,667	0.1
423 (1)	MP Materials Corp.	9,678	0.0
1,400	Nitto Denko Corp.	103,916	0.0
14,200	Oji Holdings Corp.	53,095	0.0
2,995	PPG Industries, Inc.	444,158	0.2
1,177	Reliance Steel & Aluminum Co.	319,661	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,416	Rio Tinto Ltd.	$108,437	0.1
186	Royal Gold, Inc.	21,349	0.0
1,331	RPM International, Inc.	119,431	0.0
3,737	Sealed Air Corp.	149,480	0.1
530	Sherwin-Williams Co.	140,726	0.1
1,761	Silgan Holdings, Inc.	82,573	0.0
766	Smurfit Kappa PLC	25,565	0.0
16,984	South32 Ltd. - AUD	42,759	0.0
801	Steel Dynamics, Inc.	87,253	0.0
19,100	Sumitomo Chemical Co., Ltd.	58,053	0.0
149	Symrise AG	15,623	0.0
3,467	United States Steel Corp.	86,710	0.0
325	Wacker Chemie AG	44,647	0.0
9,031	WestRock Co.	262,531	0.1
289	Worthington Industries, Inc.	20,077	0.0
570	Yara International ASA	20,139	0.0
		4,355,490	1.4
	Real Estate: 1.1%
598	Alexandria Real Estate Equities, Inc.	67,867	0.0
15,718	British Land Co. PLC	60,615	0.0
2,622	Brixmor Property Group, Inc.	57,684	0.0
4,067 (1)	CBRE Group, Inc.	328,248	0.1
4,500	CK Asset Holdings Ltd.	25,005	0.0
944 (1)	CoStar Group, Inc.	84,016	0.0
3,424	CubeSmart	152,916	0.1
3,700	Daiwa House Industry Co., Ltd.	97,761	0.1
12,996	Dexus	67,681	0.0
1,475	EastGroup Properties, Inc.	256,060	0.1
2,634	First Industrial Realty Trust, Inc.	138,654	0.1
510	Gecina S.A.	54,406	0.0
4,473	GPT Group	12,377	0.0
5,000	Hang Lung Properties Ltd.	7,737	0.0
3,823	Highwoods Properties, Inc.	91,408	0.0
4,413	Host Hotels & Resorts, Inc.	74,271	0.0
1,282	Iron Mountain, Inc.	72,843	0.0
702 (1)	Jones Lang LaSalle, Inc.	109,372	0.1
9,778	Kilroy Realty Corp.	294,220	0.1
427	Kite Realty Group Trust	9,539	0.0
1,509	Lamar Advertising Co.	149,768	0.1
698	Life Storage, Inc.	92,806	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
1,400	Mitsubishi Estate Co., Ltd.	$16,633	0.0
947	National Storage Affiliates Trust	32,984	0.0
7,006	NNN REIT, Inc.	299,787	0.1
400	Nomura Real Estate Holdings, Inc.	9,510	0.0
5,797	ProLogis, Inc.	710,886	0.2
198	Rexford Industrial Realty, Inc.	10,339	0.0
37,965	Scentre Group	67,142	0.0
		3,452,535	1.1
	Utilities: 1.0%
285	Acciona SA	48,390	0.0
6,665	American Electric Power Co., Inc.	561,193	0.2
4,639	APA Group - Stapled Security	30,014	0.0
1,158	Black Hills Corp.	69,781	0.0
1,755	DTE Energy Co.	193,085	0.1
2,996	E.ON AG	38,272	0.0
5,747	Edison International	399,129	0.1
1,440	Engie SA	23,980	0.0
580	Essential Utilities, Inc.	23,148	0.0
2,000	Kansai Electric Power Co., Inc.	25,093	0.0
2,092	National Fuel Gas Co.	107,445	0.0
879	NiSource, Inc.	24,041	0.0
1,338	OGE Energy Corp.	48,048	0.0
1,504	ONE Gas, Inc.	115,522	0.0
6,100	Osaka Gas Co., Ltd.	93,500	0.0
11,318 (1)	PG&E Corp.	195,575	0.1
21,000	Power Assets Holdings Ltd.	110,239	0.1
5,665 (3)	Redeia Corp. SA	95,269	0.0
21,104	Snam SpA	110,297	0.1
949	Southwest Gas Holdings, Inc.	60,404	0.0
1,598	Terna - Rete Elettrica Nazionale	13,630	0.0
5,451	UGI Corp.	147,013	0.1
189	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	15,163	0.0
653	Vistra Corp.	17,141	0.0
9,510	Xcel Energy, Inc.	591,237	0.2
		3,156,609	1.0
	Total Common Stock (Cost $96,161,542)	110,208,334	36.3

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.9%
429	iShares Core S&P Mid-Cap ETF	$112,175	0.1
58,825	iShares Core U.S. Aggregate Bond ETF	5,761,909	1.9
1,469	iShares MSCI EAFE ETF	106,502	0.0
355	SPDR S&P 500 ETF Trust	157,364	0.1
217,863 (3)	Vanguard Emerging Markets ETF	8,862,667	2.9
44,509	Vanguard Long-Term Treasury ETF	2,827,657	0.9
	Total Exchange-Traded Funds (Cost $17,950,963)	17,828,274	5.9
MUTUAL FUNDS: 31.1%
	Affiliated Investment Companies: 31.1%
2,310,346	Voya Short Term Bond Fund - Class R6	21,278,283	7.0
84,895	Voya Small Cap Growth Fund - Class R6	3,141,950	1.0
450,560	Voya Small Company Fund - Class R6	6,213,224	2.1
3,244,577	Voya U.S. Stock Index Portfolio - Class I	59,765,110	19.7
381,850	Voya VACS Series HYB Fund	3,833,771	1.3
	Total Mutual Funds (Cost $87,274,342)	94,232,338	31.1
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
715	Volkswagen AG	96,148	0.0
	Total Preferred Stock (Cost $105,278)	96,148	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 7.7%
	Basic Materials: 0.1%
10,000 (2)	Anglo American Capital PLC, 3.625%, 09/11/2024	9,723	0.0
63,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	62,781	0.1
21,000	Dow Chemical Co., 4.375%, 11/15/2042	17,717	0.0
15,000	FMC Corp., 5.150%, 05/18/2026	14,766	0.0
6,000	LYB International Finance III LLC, 3.625%, 04/01/2051	4,157	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
31,000	Mosaic Co/The, 5.450%, 11/15/2033	$30,221	0.0
14,000 (2)(3)	Northern Star Resources Ltd., 6.125%, 04/11/2033	13,599	0.0
6,000	Nutrien Ltd., 5.800%, 03/27/2053	6,025	0.0
4,000	Nutrien Ltd., 5.875%, 12/01/2036	4,020	0.0
39,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	39,360	0.0
42,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	42,386	0.0
21,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	17,856	0.0
15,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	14,018	0.0
6,000	Westlake Corp., 3.125%, 08/15/2051	3,762	0.0
		280,391	0.1
	Communications: 0.7%
56,000	Amazon.com, Inc., 2.100%, 05/12/2031	47,120	0.0
131,000	Amazon.com, Inc., 2.875%, 05/12/2041	101,135	0.1
31,000	Amazon.com, Inc., 4.100%, 04/13/2062	26,721	0.0
37,000	Amazon.com, Inc., 4.550%, 12/01/2027	36,790	0.0
120,000	AT&T, Inc., 3.500%, 06/01/2041	92,238	0.1
17,000	AT&T, Inc., 3.500%, 09/15/2053	12,047	0.0
3,000	AT&T, Inc., 3.550%, 09/15/2055	2,102	0.0
73,000	AT&T, Inc., 3.650%, 09/15/2059	50,876	0.0
4,000	AT&T, Inc., 4.500%, 05/15/2035	3,679	0.0
37,000	AT&T, Inc., 4.900%, 08/15/2037	34,755	0.0
43,000	Bell Telephone Co. of Canada or Bell Canada/ The, 5.100%, 05/11/2033	42,489	0.0
21,000 (3)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	17,497	0.0
44,000	Comcast Corp., 1.950%, 01/15/2031	36,019	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
35,000	Comcast Corp., 2.650%, 02/01/2030	$30,636	0.0
87,000	Comcast Corp., 3.900%, 03/01/2038	75,671	0.0
78,000	Comcast Corp., 3.950%, 10/15/2025	76,054	0.0
20,000	Comcast Corp., 5.350%, 11/15/2027	20,368	0.0
24,000	Comcast Corp., 5.350%, 05/15/2053	24,390	0.0
85,000	Comcast Corp., 5.500%, 05/15/2064	86,267	0.0
13,000	Corning, Inc., 5.450%, 11/15/2079	11,758	0.0
73,000	Fox Corp., 3.500%, 04/08/2030	65,548	0.0
9,000	Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	8,858	0.0
26,000	Meta Platforms, Inc., 3.500%, 08/15/2027	24,700	0.0
77,000	Meta Platforms, Inc., 4.450%, 08/15/2052	67,005	0.0
8,000	Meta Platforms, Inc., 4.650%, 08/15/2062	7,033	0.0
6,000	Meta Platforms, Inc., 4.950%, 05/15/2033	5,998	0.0
12,000	Meta Platforms, Inc., 5.600%, 05/15/2053	12,333	0.0
86,000	Meta Platforms, Inc., 5.750%, 05/15/2063	89,074	0.1
200,000 (2)	NBN Co. Ltd., 1.625%, 01/08/2027	177,415	0.1
34,000	Paramount Global, 4.375%, 03/15/2043	24,011	0.0
44,000 (3)	Paramount Global, 4.950%, 01/15/2031	39,669	0.0
39,000	Paramount Global, 4.950%, 05/19/2050	29,295	0.0
5,000	Paramount Global, 5.250%, 04/01/2044	3,801	0.0
19,000	Paramount Global, 5.850%, 09/01/2043	16,208	0.0
55,000	Sprint Nextel Corp., 6.875%, 11/15/2028	58,349	0.0
85,000	Sprint Nextel Corp., 8.750%, 03/15/2032	102,826	0.1
28,000	Time Warner Cable LLC, 5.500%, 09/01/2041	23,316	0.0
25,000	Time Warner Cable LLC, 5.875%, 11/15/2040	22,074	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
143,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	$124,074	0.1
20,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	17,389	0.0
17,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	15,018	0.0
284,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	261,810	0.1
2,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	1,717	0.0
15,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	15,505	0.0
41,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	41,707	0.0
5,000	Verizon Communications, Inc., 2.550%, 03/21/2031	4,176	0.0
5,000	Verizon Communications, Inc., 4.400%, 11/01/2034	4,618	0.0
80,000	Verizon Communications, Inc., 4.812%, 03/15/2039	74,913	0.0
18,000	Vodafone Group PLC, 5.750%, 02/10/2063	17,427	0.0
		2,184,479	0.7
	Consumer, Cyclical: 0.3%
4,679	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	4,357	0.0
2,072	American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	1,922	0.0
10,650	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	9,823	0.0
56,892	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	50,645	0.0
15,908	American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	13,890	0.0
44,000	American Honda Finance Corp., 4.700%, 01/12/2028	43,683	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
9,476	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	$8,178	0.0
3,268 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	3,175	0.0
18,000	Dollar General Corp., 5.200%, 07/05/2028	17,821	0.0
16,000	Dollar General Corp., 5.450%, 07/05/2033	15,888	0.0
17,000	General Motors Co., 6.125%, 10/01/2025	17,122	0.0
25,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	24,616	0.0
25,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	23,979	0.0
22,000	General Motors Financial Co., Inc., 5.850%, 04/06/2030	21,829	0.0
33,000 (2)	Hyundai Capital America, 5.680%, 06/26/2028	32,754	0.0
32,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	26,140	0.0
19,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	15,274	0.0
23,000	Lowe’s Cos, Inc., 5.750%, 07/01/2053	23,455	0.0
17,000	Lowe’s Cos, Inc., 5.850%, 04/01/2063	16,964	0.0
31,200 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	31,306	0.0
65,000 (3)	Target Corp., 4.400%, 01/15/2033	63,219	0.1
35,000	Target Corp., 4.800%, 01/15/2053	33,530	0.0
16,000	Toyota Motor Credit Corp., 1.900%, 01/13/2027	14,457	0.0
21,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	20,610	0.0
53,000	Toyota Motor Credit Corp., 4.550%, 09/20/2027	52,295	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
48,230	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	$42,575	0.0
8,628	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	7,796	0.0
83,367	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	82,754	0.1
50,709	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	50,310	0.0
55,000	Walmart, Inc., 4.000%, 04/15/2030	53,520	0.0
28,000	Walmart, Inc., 4.100%, 04/15/2033	27,202	0.0
96,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	89,584	0.1
17,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	14,338	0.0
9,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	7,334	0.0
10,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	8,156	0.0
		970,501	0.3
	Consumer, Non-cyclical: 1.3%
28,000	AbbVie, Inc., 2.600%, 11/21/2024	26,879	0.0
2,000	AbbVie, Inc., 4.050%, 11/21/2039	1,742	0.0
54,000	AbbVie, Inc., 4.300%, 05/14/2036	49,630	0.0
33,000	AbbVie, Inc., 4.400%, 11/06/2042	29,570	0.0
53,000	AbbVie, Inc., 4.500%, 05/14/2035	50,385	0.0
7,000	AbbVie, Inc., 4.550%, 03/15/2035	6,671	0.0
30,000	AbbVie, Inc., 4.625%, 10/01/2042	27,148	0.0
16,000	Aetna, Inc., 6.625%, 06/15/2036	17,601	0.0
38,000	Altria Group, Inc., 3.700%, 02/04/2051	25,491	0.0
21,000	Altria Group, Inc., 3.875%, 09/16/2046	14,740	0.0
31,000	Amgen, Inc., 2.770%, 09/01/2053	19,288	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
27,000	Amgen, Inc., 4.400%, 02/22/2062	$22,184	0.0
41,000	Amgen, Inc., 5.250%, 03/02/2033	41,072	0.0
100,000	Amgen, Inc., 5.600%, 03/02/2043	100,371	0.1
38,000	Amgen, Inc., 5.650%, 03/02/2053	38,510	0.0
35,000	Amgen, Inc., 5.750%, 03/02/2063	35,533	0.0
72,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	70,080	0.1
66,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	63,138	0.0
15,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	15,534	0.0
23,000	Astrazeneca Finance LLC, 4.900%, 03/03/2030	23,058	0.0
17,000	BAT Capital Corp., 3.734%, 09/25/2040	12,113	0.0
13,000	BAT Capital Corp., 4.390%, 08/15/2037	10,409	0.0
48,000	Becton Dickinson & Co., 4.693%, 02/13/2028	47,375	0.0
12,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	9,744	0.0
30,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	27,380	0.0
25,000 (2)	Cargill, Inc., 1.700%, 02/02/2031	19,903	0.0
25,000 (2)	Cargill, Inc., 2.125%, 04/23/2030	20,948	0.0
42,000 (2)	Cargill, Inc., 2.125%, 11/10/2031	33,808	0.0
20,000	Centene Corp., 2.625%, 08/01/2031	15,964	0.0
287,000	Centene Corp., 3.000%, 10/15/2030	239,432	0.1
150,000	Cigna Corp., 4.375%, 10/15/2028	145,119	0.1
40,000 (2)	CSL Finance PLC, 4.750%, 04/27/2052	37,296	0.0
17,000 (2)	CSL Finance PLC, 4.950%, 04/27/2062	15,763	0.0
30,000	CVS Health Corp., 2.700%, 08/21/2040	20,964	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
5,000	CVS Health Corp., 3.875%, 07/20/2025	$4,861	0.0
7,000	CVS Health Corp., 4.125%, 04/01/2040	5,905	0.0
5,000	CVS Health Corp., 4.780%, 03/25/2038	4,617	0.0
9,000	CVS Health Corp., 5.125%, 07/20/2045	8,332	0.0
8,000	CVS Health Corp., 5.300%, 06/01/2033	7,992	0.0
24,000	CVS Health Corp., 6.000%, 06/01/2063	24,716	0.0
20,000	Elevance Health, Inc., 4.900%, 02/08/2026	19,679	0.0
33,000	Eli Lilly & Co., 4.875%, 02/27/2053	33,921	0.0
23,000	Eli Lilly & Co., 4.950%, 02/27/2063	23,492	0.0
35,000	Equifax, Inc., 5.100%, 06/01/2028	34,512	0.0
25,000 (2)	ERAC USA Finance LLC, 5.400%, 05/01/2053	24,978	0.0
21,000	Estee Lauder Cos, Inc./The, 4.650%, 05/15/2033	20,658	0.0
38,000	Estee Lauder Cos, Inc./The, 5.150%, 05/15/2053	38,732	0.0
69,000	Global Payments, Inc., 1.200%, 03/01/2026	61,350	0.0
18,000	Global Payments, Inc., 5.950%, 08/15/2052	17,250	0.0
16,000	HCA, Inc., 2.375%, 07/15/2031	12,806	0.0
27,000 (2)	HCA, Inc., 3.125%, 03/15/2027	24,811	0.0
15,000	HCA, Inc., 3.500%, 09/01/2030	13,156	0.0
52,000	HCA, Inc., 4.125%, 06/15/2029	48,147	0.0
38,000 (2)	HCA, Inc., 4.375%, 03/15/2042	31,512	0.0
200,000	HCA, Inc., 4.500%, 02/15/2027	193,034	0.1
22,000	HCA, Inc., 5.250%, 04/15/2025	21,731	0.0
32,000	HCA, Inc., 5.500%, 06/01/2033	31,963	0.0
38,000	HCA, Inc., 5.900%, 06/01/2053	37,681	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
18,000 (2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	$16,503	0.0
180,000	Humana, Inc., 1.350%, 02/03/2027	156,720	0.1
28,000	Johnson & Johnson, 3.625%, 03/03/2037	25,220	0.0
56,000 (2)	Kenvue, Inc., 4.900%, 03/22/2033	56,697	0.0
23,000 (2)	Kenvue, Inc., 5.050%, 03/22/2028	23,201	0.0
2,000 (2)	Kenvue, Inc., 5.050%, 03/22/2053	2,043	0.0
47,000 (2)	Kenvue, Inc., 5.100%, 03/22/2043	47,814	0.0
40,000 (2)	Kenvue, Inc., 5.200%, 03/22/2063	40,986	0.0
75,000 (2)	Mars, Inc., 2.375%, 07/16/2040	51,577	0.0
30,000 (2)	Mars, Inc., 3.875%, 04/01/2039	25,461	0.0
36,000	McKesson Corp., 5.250%, 02/15/2026	35,880	0.0
77,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	75,500	0.1
13,000	Merck & Co., Inc., 4.500%, 05/17/2033	12,901	0.0
82,000	Merck & Co., Inc., 4.900%, 05/17/2044	82,264	0.1
29,000	Merck & Co., Inc., 5.000%, 05/17/2053	29,401	0.0
34,000	Merck & Co., Inc., 5.150%, 05/17/2063	34,758	0.0
24,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	19,895	0.0
20,000	Mylan, Inc., 5.200%, 04/15/2048	15,597	0.0
44,000 (3)	PayPal Holdings, Inc., 2.300%, 06/01/2030	37,334	0.0
88,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	85,595	0.1
114,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	113,615	0.1
7,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	7,020	0.0
93,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	96,763	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
22,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	$22,281	0.0
108,000	Philip Morris International, Inc., 5.375%, 02/15/2033	107,822	0.1
22,000	Reynolds American, Inc., 5.850%, 08/15/2045	19,591	0.0
11,000	Royalty Pharma PLC, 1.200%, 09/02/2025	9,924	0.0
14,000 (3)	Royalty Pharma PLC, 1.750%, 09/02/2027	12,013	0.0
17,000	S&P Global, Inc., 1.250%, 08/15/2030	13,398	0.0
54,000	S&P Global, Inc., 2.700%, 03/01/2029	48,641	0.0
55,000	S&P Global, Inc., 2.900%, 03/01/2032	47,694	0.0
120,000 (2)	Triton Container International Ltd., 2.050%, 04/15/2026	104,817	0.1
16,000 (2)	Triton Container International Ltd., 3.150%, 06/15/2031	12,326	0.0
15,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	11,155	0.0
4,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	3,095	0.0
19,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	15,954	0.0
19,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	15,658	0.0
44,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	42,023	0.0
35,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	34,815	0.0
54,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	54,073	0.0
24,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	18,938	0.0
70,000 (3)	Viatris, Inc., 2.700%, 06/22/2030	56,683	0.0
80,000	Viatris, Inc., 3.850%, 06/22/2040	55,349	0.0
		3,879,674	1.3
	Energy: 0.7%
60,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	41,020	0.0
26,000 (4)	BP Capital Markets PLC, 4.875%, 12/31/2199	23,715	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
21,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	$19,041	0.0
22,000 (2)	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	22,091	0.0
35,000	ConocoPhillips Co., 5.300%, 05/15/2053	35,632	0.0
134,000	Coterra Energy, Inc., 3.900%, 05/15/2027	126,392	0.1
49,000 (3)	Diamondback Energy, Inc., 4.250%, 03/15/2052	37,639	0.0
46,000 (3)	Diamondback Energy, Inc., 6.250%, 03/15/2033	47,605	0.0
18,000 (3)	Diamondback Energy, Inc., 6.250%, 03/15/2053	18,227	0.0
200,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	189,784	0.1
48,000	Enbridge, Inc., 5.700%, 03/08/2033	48,681	0.0
38,000 (4)	Enbridge, Inc., 5.750%, 07/15/2080	34,363	0.0
34,000 (4)	Enbridge, Inc., 7.375%, 01/15/2083	33,426	0.0
34,000 (4)	Enbridge, Inc., 7.625%, 01/15/2083	34,251	0.0
9,000	Energy Transfer L.P., 4.250%, 04/01/2024	8,864	0.0
3,000	Energy Transfer L.P., 4.900%, 03/15/2035	2,754	0.0
43,000	Energy Transfer L.P., 5.300%, 04/01/2044	37,335	0.0
136,000	Energy Transfer L.P., 5.300%, 04/15/2047	118,476	0.1
29,000	Energy Transfer L.P., 5.750%, 02/15/2033	29,230	0.0
55,000	Energy Transfer L.P., 5.800%, 06/15/2038	52,822	0.1
4,000	Energy Transfer L.P., 6.000%, 06/15/2048	3,799	0.0
25,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	24,325	0.0
23,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	17,764	0.0
26,000 (4)	Enterprise Products Operating LLC, 8.304%, 08/16/2077	25,630	0.0
18,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	16,604	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
17,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	$14,058	0.0
23,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	22,786	0.0
3,000	Marathon Petroleum Corp., 6.500%, 03/01/2041	3,095	0.0
10,000	MPLX L.P., 1.750%, 03/01/2026	9,082	0.0
55,000	MPLX L.P., 4.000%, 03/15/2028	51,871	0.0
17,000	MPLX L.P., 5.500%, 02/15/2049	15,424	0.0
16,000 (2)	Northern Natural Gas Co., 3.400%, 10/16/2051	10,949	0.0
4,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	4,160	0.0
16,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	17,493	0.0
7,000 (3)	Occidental Petroleum Corp., 8.500%, 07/15/2027	7,568	0.0
9,000	ONEOK Partners L.P., 6.125%, 02/01/2041	8,710	0.0
24,000	ONEOK Partners L.P., 6.200%, 09/15/2043	23,264	0.0
10,000	ONEOK, Inc., 5.850%, 01/15/2026	10,042	0.0
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	12,752	0.0
8,000	Ovintiv, Inc., 6.250%, 07/15/2033	7,896	0.0
13,000	Ovintiv, Inc., 6.500%, 08/15/2034	13,039	0.0
20,000	Ovintiv, Inc., 7.100%, 07/15/2053	20,605	0.0
22,000	Ovintiv, Inc., 7.375%, 11/01/2031	23,608	0.0
200,000 (2)	Petroleos del Peru SA, 4.750%, 06/19/2032	153,118	0.1
235,000	Petroleos Mexicanos, 6.700%, 02/16/2032	178,890	0.1
12,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	10,584	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
50,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	$48,728	0.0
17,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	16,122	0.0
16,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	15,758	0.0
92,000 (2)	Santos Finance Ltd., 3.649%, 04/29/2031	76,458	0.1
48,000	Schlumberger Investment SA, 4.850%, 05/15/2033	47,227	0.0
20,000	Targa Resources Corp., 4.200%, 02/01/2033	17,719	0.0
15,000	Targa Resources Corp., 4.950%, 04/15/2052	12,412	0.0
13,000	Targa Resources Corp., 6.250%, 07/01/2052	12,725	0.0
54,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	49,965	0.0
30,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	28,973	0.0
15,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	13,856	0.0
		2,008,407	0.7
	Financial: 2.5%
6,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	4,102	0.0
5,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	4,489	0.0
25,000	Alleghany Corp., 3.250%, 08/15/2051	17,922	0.0
14,000	Alleghany Corp., 3.625%, 05/15/2030	13,016	0.0
2,000	Alleghany Corp., 4.900%, 09/15/2044	1,865	0.0
16,000 (4)	American Express Co., 4.990%, 05/01/2026	15,809	0.0
14,000 (4)	American Express Co., 5.043%, 05/01/2034	13,701	0.0
118,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	93,871	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
74,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	$64,022	0.0
17,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	13,290	0.0
4,000	American International Group, Inc., 3.900%, 04/01/2026	3,846	0.0
44,000	American International Group, Inc., 5.125%, 03/27/2033	43,001	0.0
19,000 (3)	American Tower Corp., 5.250%, 07/15/2028	18,797	0.0
44,000	American Tower Corp., 5.550%, 07/15/2033	44,343	0.0
19,000	American Tower Corp., 5.650%, 03/15/2033	19,285	0.0
53,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	53,349	0.0
40,000	Assurant, Inc., 3.700%, 02/22/2030	34,435	0.0
23,000 (2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	19,950	0.0
32,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	31,339	0.0
40,000 (2)	Aviation Capital Group LLC, 6.250%, 04/15/2028	39,945	0.0
90,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	75,976	0.0
200,000	Banco Santander SA, 2.746%, 05/28/2025	187,874	0.1
79,000 (4)	Bank of America Corp., 0.976%, 04/22/2025	75,761	0.0
63,000 (4)	Bank of America Corp., 1.530%, 12/06/2025	58,921	0.0
20,000 (4)	Bank of America Corp., 1.843%, 02/04/2025	19,489	0.0
40,000 (4)	Bank of America Corp., 2.087%, 06/14/2029	34,153	0.0
35,000 (4)	Bank of America Corp., 2.299%, 07/21/2032	28,004	0.0
102,000 (4)	Bank of America Corp., 2.482%, 09/21/2036	78,079	0.0
42,000 (4)	Bank of America Corp., 2.572%, 10/20/2032	34,225	0.0
30,000 (4)	Bank of America Corp., 2.651%, 03/11/2032	24,859	0.0
22,000 (4)	Bank of America Corp., 2.676%, 06/19/2041	15,461	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
135,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	$111,936	0.1
45,000 (4)	Bank of America Corp., 3.419%, 12/20/2028	41,306	0.0
122,000 (4)	Bank of America Corp., 3.593%, 07/21/2028	113,505	0.1
63,000 (4)	Bank of America Corp., 3.846%, 03/08/2037	53,912	0.0
18,000 (4)	Bank of America Corp., 3.970%, 03/05/2029	16,868	0.0
7,000 (4)	Bank of America Corp., 4.083%, 03/20/2051	5,810	0.0
69,000 (4)	Bank of America Corp., 4.271%, 07/23/2029	65,518	0.0
106,000 (4)	Bank of America Corp., 4.375%, 12/31/2199	90,656	0.1
35,000 (4)	Bank of America Corp., 5.202%, 04/25/2029	34,639	0.0
253,000 (4)	Bank of America Corp., 5.288%, 04/25/2034	250,762	0.1
128,000 (4)	Bank of Nova Scotia/ The, 4.588%, 05/04/2037	110,420	0.1
26,000	BlackRock, Inc., 4.750%, 05/25/2033	25,569	0.0
21,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	17,382	0.0
48,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	35,799	0.0
113,000 (2)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	115,530	0.1
33,000 (2)	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	32,866	0.0
206,000 (2)	BPCE SA, 5.700%, 10/22/2023	205,123	0.1
29,000 (4)	Capital One Financial Corp., 1.878%, 11/02/2027	24,861	0.0
61,000 (4)	Capital One Financial Corp., 3.273%, 03/01/2030	51,857	0.0
46,000 (4)	Capital One Financial Corp., 6.312%, 06/08/2029	45,727	0.0
32,000 (4)	Capital One Financial Corp., 6.377%, 06/08/2034	31,788	0.0
38,000 (3)	CBRE Services, Inc., 5.950%, 08/15/2034	37,555	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
51,000 (4)	Charles Schwab Corp./The, 5.643%, 05/19/2029	$51,001	0.0
77,000 (4)	Charles Schwab Corp./The, 5.853%, 05/19/2034	78,200	0.0
35,000	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	27,862	0.0
19,000	CI Financial Corp., 4.100%, 06/15/2051	11,576	0.0
30,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	23,544	0.0
7,000	Citizens Financial Group, Inc., 2.638%, 09/30/2032	4,952	0.0
18,000 (4)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	15,517	0.0
74,000	Corebridge Financial, Inc., 3.850%, 04/05/2029	66,653	0.0
46,000 (3)	Corebridge Financial, Inc., 3.900%, 04/05/2032	40,031	0.0
99,000 (4)	Corebridge Financial, Inc., 6.875%, 12/15/2052	95,066	0.1
13,000	Crown Castle, Inc., 4.800%, 09/01/2028	12,624	0.0
30,000	CubeSmart L.P., 2.250%, 12/15/2028	25,316	0.0
7,000	Hartford Financial Services Group, Inc./ The, 5.950%, 10/15/2036	7,195	0.0
74,000 (2)	Hartford Financial Services Group, Inc./ The, 7.446%, (US0003M + 2.125%), 02/12/2067	61,609	0.0
44,000	Healthpeak OP LLC, 5.250%, 12/15/2032	42,860	0.0
400,000 (4)	HSBC Holdings PLC, 2.099%, 06/04/2026	370,350	0.1
25,000 (4)	Huntington Bancshares, Inc./OH, 2.487%, 08/15/2036	17,640	0.0
4,000	Huntington Bancshares, Inc./OH, 2.550%, 02/04/2030	3,209	0.0
73,000 (2)	Intact Financial Corp., 5.459%, 09/22/2032	72,784	0.0
47,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	36,144	0.0
24,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	17,107	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
70,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	$59,587	0.0
45,000 (4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	42,728	0.0
137,000 (4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	122,070	0.1
32,000 (4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	28,270	0.0
49,000 (4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	42,061	0.0
33,000 (4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	29,352	0.0
57,000 (4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	52,378	0.0
70,000 (4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	69,918	0.0
50,000 (4)	KeyCorp, 4.789%, 06/01/2033	41,940	0.0
11,000	Kite Realty Group L.P., 4.000%, 10/01/2026	9,874	0.0
18,000	Life Storage L.P., 4.000%, 06/15/2029	16,352	0.0
35,000 (4)	Morgan Stanley, 0.791%, 01/22/2025	33,924	0.0
54,000 (4)	Morgan Stanley, 1.512%, 07/20/2027	47,862	0.0
103,000 (4)	Morgan Stanley, 1.593%, 05/04/2027	92,258	0.1
234,000 (4)	Morgan Stanley, 2.188%, 04/28/2026	219,762	0.1
18,000 (4)	Morgan Stanley, 2.475%, 01/21/2028	16,258	0.0
5,000 (4)	Morgan Stanley, 2.699%, 01/22/2031	4,255	0.0
23,000 (4)	Morgan Stanley, 2.720%, 07/22/2025	22,187	0.0
32,000 (4)	Morgan Stanley, 2.802%, 01/25/2052	21,034	0.0
18,000 (4)	Morgan Stanley, 3.591%, 07/22/2028	16,623	0.0
112,000	Morgan Stanley, 3.875%, 01/27/2026	108,154	0.1
100,000	Morgan Stanley, 4.000%, 07/23/2025	97,121	0.1
40,000 (4)	Morgan Stanley, 4.457%, 04/22/2039	35,670	0.0
46,000 (4)	Morgan Stanley, 5.164%, 04/20/2029	45,473	0.0
253,000 (4)	Morgan Stanley, 5.250%, 04/21/2034	249,943	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
67,000 (4)	Morgan Stanley, 5.297%, 04/20/2037	$63,432	0.0
177,000 (4)	Morgan Stanley, 5.948%, 01/19/2038	174,806	0.1
15,000 (4)	Morgan Stanley, 6.296%, 10/18/2028	15,427	0.0
50,000 (4)	Morgan Stanley, 6.342%, 10/18/2033	53,213	0.0
56,000 (2)	New York Life Global Funding, 4.550%, 01/28/2033	53,992	0.0
40,000 (4)	Northern Trust Corp., 3.375%, 05/08/2032	35,514	0.0
92,000	Northern Trust Corp., 6.125%, 11/02/2032	95,423	0.1
43,000 (2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	36,744	0.0
34,000	Old Republic International Corp., 3.850%, 06/11/2051	24,313	0.0
150,000	ORIX Corp., 3.250%, 12/04/2024	144,062	0.1
95,000 (4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	79,465	0.0
15,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	10,130	0.0
30,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	29,326	0.0
25,000 (4)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	22,562	0.0
127,000 (4)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	114,332	0.1
39,000	Prologis L.P., 5.125%, 01/15/2034	38,745	0.0
28,000	Prologis L.P., 5.250%, 06/15/2053	27,543	0.0
8,000	Realty Income Corp., 3.950%, 08/15/2027	7,608	0.0
27,000	Realty Income Corp., 4.875%, 06/01/2026	26,723	0.0
35,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	27,326	0.0
17,000	Sabra Health Care L.P., 3.200%, 12/01/2031	12,702	0.0
11,000 (4)	Truist Financial Corp., 1.267%, 03/02/2027	9,707	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
32,000 (4)	Truist Financial Corp., 4.800%, 12/31/2199	$27,360	0.0
66,000 (4)	Truist Financial Corp., 5.100%, 12/31/2199	57,420	0.0
241,000 (4)	Truist Financial Corp., 5.867%, 06/08/2034	241,209	0.1
25,000 (3)	Truist Financial Corp., 6.202%, (US0003M + 0.650%), 03/15/2028	21,769	0.0
250,000 (2)(4)	UBS Group AG, 2.193%, 06/05/2026	229,374	0.1
250,000 (2)(4)	UBS Group AG, 9.016%, 11/15/2033	299,846	0.1
48,000 (4)	US Bancorp, 5.836%, 06/12/2034	48,369	0.0
7,000	Ventas Realty L.P., 5.700%, 09/30/2043	6,613	0.0
18,000 (4)	Wells Fargo & Co., 2.164%, 02/11/2026	16,959	0.0
36,000 (4)	Wells Fargo & Co., 2.393%, 06/02/2028	32,106	0.0
81,000 (4)	Wells Fargo & Co., 2.406%, 10/30/2025	77,166	0.0
14,000 (4)	Wells Fargo & Co., 3.068%, 04/30/2041	10,309	0.0
246,000 (4)	Wells Fargo & Co., 5.389%, 04/24/2034	244,543	0.1
15,000	Weyerhaeuser Co., 4.750%, 05/15/2026	14,742	0.0
		7,739,742	2.5
	Industrial: 0.4%
31,000	Avnet, Inc., 5.500%, 06/01/2032	29,461	0.0
29,000	Avnet, Inc., 6.250%, 03/15/2028	29,300	0.0
40,000	Berry Global, Inc., 1.650%, 01/15/2027	34,534	0.0
22,000	Boeing Co/The, 3.250%, 02/01/2028	20,214	0.0
36,000	Boeing Co/The, 3.250%, 02/01/2035	29,213	0.0
5,000	Boeing Co/The, 3.625%, 02/01/2031	4,505	0.0
5,000	Boeing Co/The, 3.850%, 11/01/2048	3,694	0.0
35,000	Boeing Co/The, 4.875%, 05/01/2025	34,514	0.0
34,000	Boeing Co/The, 5.150%, 05/01/2030	33,694	0.0
43,000	Boeing Co/The, 5.805%, 05/01/2050	42,880	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
18,000	Boeing Co/The, 5.930%, 05/01/2060	$17,841	0.0
59,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	48,838	0.1
5,000	Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	4,293	0.0
6,000	Burlington Northern Santa Fe LLC, 4.150%, 04/01/2045	5,229	0.0
8,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	7,386	0.0
40,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	40,840	0.0
23,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	23,041	0.0
18,000	GE Capital Funding LLC, 4.400%, 05/15/2030	16,714	0.0
9,000	John Deere Capital Corp., 3.350%, 04/18/2029	8,379	0.0
82,000	John Deere Capital Corp., 4.700%, 06/10/2030	81,516	0.1
40,000	John Deere Capital Corp., 4.750%, 01/20/2028	39,996	0.0
31,000	Lockheed Martin Corp., 4.750%, 02/15/2034	30,943	0.0
31,000	Lockheed Martin Corp., 5.200%, 02/15/2055	32,018	0.0
16,000	Lockheed Martin Corp., 5.900%, 11/15/2063	18,231	0.0
200,000 (2)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	187,296	0.1
11,000	Norfolk Southern Corp., 4.100%, 05/15/2121	7,777	0.0
2,000	Northrop Grumman Corp., 4.950%, 03/15/2053	1,950	0.0
35,000	Northrop Grumman Corp., 5.150%, 05/01/2040	34,513	0.0
24,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	21,358	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
40,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	$35,350	0.0
70,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.200%, 06/15/2030	70,432	0.1
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	1,995	0.0
34,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	31,306	0.0
51,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	46,978	0.0
38,000	Raytheon Technologies Corp., 5.150%, 02/27/2033	38,536	0.0
40,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	41,578	0.0
37,000	Ryder System, Inc., 5.250%, 06/01/2028	36,561	0.0
30,000 (2)	Sealed Air Corp., 1.573%, 10/15/2026	26,120	0.0
20,000	Trane Technologies Financing Ltd., 5.250%, 03/03/2033	20,257	0.0
6,000	Union Pacific Corp., 3.750%, 02/05/2070	4,548	0.0
22,000	Union Pacific Corp., 3.799%, 10/01/2051	18,054	0.0
24,000	Union Pacific Corp., 3.839%, 03/20/2060	19,133	0.0
6,000	Union Pacific Corp., 3.875%, 02/01/2055	4,858	0.0
16,000	Union Pacific Corp., 5.150%, 01/20/2063	16,076	0.0
14,000	Waste Connections, Inc., 2.600%, 02/01/2030	12,124	0.0
21,000	Waste Management, Inc., 4.625%, 02/15/2030	20,707	0.0
15,000	Waste Management, Inc., 4.625%, 02/15/2033	14,705	0.0
		1,349,486	0.4
	Technology: 0.5%
58,000 (3)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	55,006	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
50,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	$45,572	0.0
19,000	Apple, Inc., 2.850%, 08/05/2061	12,949	0.0
12,000	Apple, Inc., 4.100%, 08/08/2062	10,516	0.0
11,000	Apple, Inc., 4.150%, 05/10/2030	10,831	0.0
9,000 (3)	Apple, Inc., 4.300%, 05/10/2033	8,956	0.0
38,000 (2)	Broadcom, Inc., 3.187%, 11/15/2036	28,740	0.0
130,000 (2)	Broadcom, Inc., 4.926%, 05/15/2037	117,724	0.1
25,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	25,422	0.0
20,000	Fiserv, Inc., 2.750%, 07/01/2024	19,410	0.0
31,000	HP, Inc., 2.650%, 06/17/2031	25,000	0.0
75,000	Intel Corp., 4.600%, 03/25/2040	70,251	0.0
39,000	Intel Corp., 5.125%, 02/10/2030	39,262	0.0
32,000	KLA Corp., 5.250%, 07/15/2062	32,425	0.0
51,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	44,034	0.0
26,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	21,170	0.0
22,000	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	16,520	0.0
79,000	Microsoft Corp., 2.921%, 03/17/2052	58,825	0.0
31,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	30,804	0.0
13,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	8,679	0.0
14,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	12,396	0.0
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	94,307	0.1
70,000	Oracle Corp., 2.300%, 03/25/2028	61,815	0.0
74,000	Oracle Corp., 3.650%, 03/25/2041	57,060	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
27,000	Oracle Corp., 3.800%, 11/15/2037	$22,091	0.0
6,000	Oracle Corp., 3.850%, 07/15/2036	5,011	0.0
110,000	Oracle Corp., 4.300%, 07/08/2034	99,941	0.1
34,000	Oracle Corp., 6.150%, 11/09/2029	35,436	0.0
62,000	QUALCOMM, Inc., 6.000%, 05/20/2053	69,447	0.0
14,000	Texas Instruments, Inc., 3.650%, 08/16/2032	13,012	0.0
27,000	Texas Instruments, Inc., 4.900%, 03/14/2033	27,674	0.0
34,000	Texas Instruments, Inc., 5.000%, 03/14/2053	34,486	0.0
84,000	Texas Instruments, Inc., 5.050%, 05/18/2063	84,238	0.1
81,000	VMware, Inc., 1.400%, 08/15/2026	71,566	0.1
		1,370,576	0.5
	Utilities: 1.2%
32,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	30,477	0.0
21,000	AES Corp./The, 1.375%, 01/15/2026	18,769	0.0
10,000 (2)	AES Corp./The, 3.950%, 07/15/2030	8,974	0.0
33,000	AES Corp./The, 5.450%, 06/01/2028	32,433	0.0
20,000	Alabama Power Co., 3.450%, 10/01/2049	14,678	0.0
26,000 (4)	American Electric Power Co., Inc., 3.875%, 02/15/2062	20,780	0.0
25,000 (2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	20,713	0.0
28,000 (2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	26,132	0.0
14,000	Appalachian Power Co., 4.500%, 03/01/2049	11,838	0.0
55,000	Avangrid, Inc., 3.200%, 04/15/2025	52,327	0.0
119,000	Avangrid, Inc., 3.800%, 06/01/2029	108,564	0.1
23,000	Baltimore Gas and Electric Co., 5.400%, 06/01/2053	23,396	0.0
9,000	Black Hills Corp., 3.050%, 10/15/2029	7,715	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
40,000	Black Hills Corp., 4.250%, 11/30/2023	$39,727	0.0
4,000	Black Hills Corp., 4.350%, 05/01/2033	3,566	0.0
39,000 (2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	35,776	0.0
12,000 (4)	CMS Energy Corp., 3.750%, 12/01/2050	9,292	0.0
68,000 (4)	CMS Energy Corp., 4.750%, 06/01/2050	58,632	0.1
24,000	Connecticut Light and Power Co/The, 5.250%, 01/15/2053	24,400	0.0
12,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	11,869	0.0
6,000 (4)	Dominion Energy, Inc., 4.350%, 12/31/2199	5,071	0.0
50,000 (3)	Dominion Energy, Inc., 5.375%, 11/15/2032	50,203	0.0
12,000	DTE Electric Co., 5.400%, 04/01/2053	12,401	0.0
10,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	8,493	0.0
6,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	4,735	0.0
81,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	67,311	0.1
42,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	42,610	0.0
4,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	3,852	0.0
42,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	34,528	0.0
26,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	28,379	0.0
195,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	124,840	0.1
22,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	22,211	0.0
11,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	9,137	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	$1,525	0.0
10,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	10,269	0.0
109,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	85,079	0.1
40,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	33,832	0.0
2,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,669	0.0
11,000 (2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	8,812	0.0
78,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	48,767	0.0
9,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	6,451	0.0
25,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	21,000	0.0
16,000 (3)	Entergy Arkansas LLC, 5.150%, 01/15/2033	16,049	0.0
24,000	Entergy Corp., 2.400%, 06/15/2031	19,454	0.0
7,000	Entergy Corp., 2.800%, 06/15/2030	5,942	0.0
100,000	Entergy Louisiana LLC, 2.900%, 03/15/2051	66,102	0.1
9,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	7,563	0.0
32,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	31,420	0.0
33,000	Entergy Texas, Inc., 4.000%, 03/30/2029	31,168	0.0
43,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	44,361	0.0
16,000	Evergy Metro, Inc., 2.250%, 06/01/2030	13,338	0.0
25,000	Eversource Energy, 1.400%, 08/15/2026	22,222	0.0
57,000	Eversource Energy, 2.900%, 03/01/2027	52,555	0.0
46,000	Eversource Energy, 5.125%, 05/15/2033	45,365	0.0
34,000	Eversource Energy, 5.450%, 03/01/2028	34,258	0.0
54,000	Exelon Corp., 5.150%, 03/15/2028	53,785	0.1
21,000	Florida Power & Light Co., 4.625%, 05/15/2030	20,689	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
15,000 (3)	Florida Power & Light Co., 4.800%, 05/15/2033	$14,900	0.0
25,000	Georgia Power Co., 2.200%, 09/15/2024	23,905	0.0
18,000	Georgia Power Co., 4.650%, 05/16/2028	17,650	0.0
80,000	Interstate Power and Light Co., 3.250%, 12/01/2024	77,261	0.1
6,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	5,435	0.0
8,000 (2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	6,607	0.0
50,000 (2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	48,389	0.0
50,000 (2)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	49,485	0.0
17,000	Kentucky Utilities Co., 5.450%, 04/15/2033	17,330	0.0
17,000	Louisville Gas and Electric Co., 5.450%, 04/15/2033	17,328	0.0
12,000 (2)	Metropolitan Edison Co., 4.000%, 04/15/2025	11,498	0.0
30,000	Mississippi Power Co., 4.250%, 03/15/2042	25,023	0.0
20,000 (2)	Monongahela Power Co., 3.550%, 05/15/2027	18,769	0.0
13,000 (2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	11,614	0.0
41,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	34,684	0.0
31,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	25,845	0.0
8,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	7,426	0.0
28,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	29,303	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
31,000 (4)	National Rural Utilities Cooperative Finance Corp., 7.125%, 09/15/2053	$31,079	0.0
32,000 (4)	National Rural Utilities Cooperative Finance Corp., 8.209%, (US0003M + 2.910%), 04/30/2043	31,187	0.0
93,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	82,956	0.1
18,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	14,610	0.0
45,000 (4)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	38,004	0.0
38,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	37,386	0.0
25,000 (3)	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	24,627	0.0
50,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	50,210	0.0
100,000	NiSource, Inc., 0.950%, 08/15/2025	91,238	0.1
16,000	NSTAR Electric Co., 1.950%, 08/15/2031	12,848	0.0
26,000	ONE Gas, Inc., 1.100%, 03/11/2024	25,161	0.0
28,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	20,023	0.0
17,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	12,892	0.0
54,000	PacifiCorp, 5.350%, 12/01/2053	49,387	0.0
35,000	PacifiCorp, 5.500%, 05/15/2054	32,886	0.0
23,000	PECO Energy Co., 4.900%, 06/15/2033	22,970	0.0
27,000 (2)	Pennsylvania Electric Co., 5.150%, 03/30/2026	26,604	0.0
200,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	190,685	0.1
33,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	33,701	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
15,000	Public Service Co. of Colorado, 5.250%, 04/01/2053	$14,426	0.0
5,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	5,031	0.0
4,000	Public Service Electric and Gas Co., 3.800%, 03/01/2046	3,242	0.0
7,000	Public Service Electric and Gas Co., 5.125%, 03/15/2053	7,068	0.0
11,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	8,625	0.0
59,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	47,746	0.0
70,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	71,462	0.1
65,000 (4)	Sempra Energy, 4.125%, 04/01/2052	52,669	0.0
27,000	Sempra Energy, 5.500%, 08/01/2033	26,842	0.0
34,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	28,573	0.0
6,000	Southern California Edison Co., 4.050%, 03/15/2042	4,864	0.0
39,000 (4)	Southern Co/The, 3.750%, 09/15/2051	33,287	0.0
35,000 (4)	Southern Co/The, 4.000%, 01/15/2051	32,456	0.0
38,000	Southern Co/The, 5.113%, 08/01/2027	37,675	0.0
36,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	32,563	0.0
22,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	21,735	0.0
14,000	Tampa Electric Co., 4.350%, 05/15/2044	11,896	0.0
12,000	Union Electric Co., 5.450%, 03/15/2053	12,253	0.0
30,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	30,067	0.0
31,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	26,497	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
26,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	$22,390	0.0
10,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	9,911	0.0
14,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	13,989	0.0
23,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	19,742	0.0
26,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	20,546	0.0
		3,521,965	1.2
	Total Corporate Bonds/Notes (Cost $25,057,663)	23,305,221	7.7
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.3%
47,270	Alternative Loan Trust 2004-J7 MI, 4.243%, (US0001M + 1.020%), 10/25/2034	46,851	0.0
36,280	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	26,376	0.0
70,927	Alternative Loan Trust 2005-J2 1A12, 5.500%, (US0001M + 0.400%), 04/25/2035	54,963	0.0
15,260	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	8,047	0.0
74,599	Alternative Loan Trust 2006-19CB A12, 5.550%, (US0001M + 0.400%), 08/25/2036	35,503	0.0
22,765	Alternative Loan Trust 2007-23CB A3, 5.650%, (US0001M + 0.500%), 09/25/2037	9,144	0.0
100,110	Alternative Loan Trust 2007-2CB 2A1, 5.750%, (US0001M + 0.600%), 03/25/2037	43,041	0.0
600,000 (2)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	439,688	0.2
20,665 (4)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.577%, 09/25/2035	16,986	0.0
500,000 (2)	Bellemeade Re 2022-1 M1C Ltd., 8.767%, (SOFR30A + 3.700%), 01/26/2032	488,318	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,075 (4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.421%, 03/25/2036	$38,971	0.0
25,714 (4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.974%, 09/25/2037	22,580	0.0
100,000 (2)	Connecticut Avenue Securities Trust 2020-R02 2B1, 8.150%, (US0001M + 3.000%), 01/25/2040	96,208	0.0
200,000 (2)	Connecticut Avenue Securities Trust 2021-R01 1M2, 6.617%, (SOFR30A + 1.550%), 10/25/2041	196,117	0.1
100,000 (2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 9.567%, (SOFR30A + 4.500%), 01/25/2042	100,593	0.0
238,959	Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	223,135	0.1
370,489	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	361,412	0.1
1,637 (2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 7.450%, (US0001M + 2.300%), 08/25/2031	1,637	0.0
51,712 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 7.200%, (US0001M + 2.050%), 01/25/2040	51,935	0.0
142,783	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	137,747	0.1
122,683 (4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.540%, 02/25/2049	122,255	0.0
111,536	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	109,182	0.0
84,621	Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	80,757	0.0
161,591	Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	155,943	0.1
51,015	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	50,317	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
37,005	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	$37,920	0.0
58,929	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	57,254	0.0
365,160	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	341,641	0.1
38,461	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	35,871	0.0
86,405 (2)(4)	Flagstar Mortgage Trust 2018-1 B3, 3.945%, 03/25/2048	73,678	0.0
277,771	Freddie Mac 4634 ZM, 5.000%, 11/15/2056	273,354	0.1
35,098	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	35,056	0.0
35,337	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	35,493	0.0
8,917	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	8,894	0.0
28,052	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	27,785	0.0
86,315	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	85,538	0.0
33,654	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	33,217	0.0
29,246 (4)	Freddie Mac REMIC Trust 3524 LA, 5.091%, 03/15/2033	28,023	0.0
31,656	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	32,105	0.0
5,622	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	5,435	0.0
211,582	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	195,241	0.1
558,699	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	528,715	0.2
588,057	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	556,496	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,098,516	Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	$976,827	0.3
538,139	Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	474,644	0.2
129,282	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	123,303	0.1
196,323 (2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 7.067%, (SOFR30A + 2.000%), 12/25/2050	196,976	0.1
75,037 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 8.250%, (US0001M + 3.100%), 03/25/2050	77,007	0.0
182,271 (2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 6.717%, (SOFR30A + 1.650%), 01/25/2034	182,044	0.1
600,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.817%, (SOFR30A + 3.750%), 12/25/2041	573,159	0.2
100,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.467%, (SOFR30A + 3.400%), 01/25/2042	96,245	0.0
226,467	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	191,881	0.1
1,163,515	Ginnie Mae 2019-15 CZ, 3.500%, 02/20/2049	975,130	0.3
27,904	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	27,669	0.0
187,294	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	180,504	0.1
5,979	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	6,038	0.0
17,650	HomeBanc Mortgage Trust 2004-1 2A, 6.010%, (US0001M + 0.860%), 08/25/2029	16,810	0.0
33,349 (2)(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	32,099	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
143,689 (2)(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	$122,576	0.1
300,000 (2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 7.967%, (SOFR30A + 2.900%), 02/25/2034	296,928	0.1
7,835	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	6,537	0.0
14,668 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.230%, 10/25/2036	13,279	0.0
34,333	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 6.170%, (US0001M + 0.510%), 08/25/2045	32,628	0.0
17,594	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 6.130%, (US0001M + 0.490%), 10/25/2045	16,567	0.0
20,064 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.693%, 08/25/2046	18,000	0.0
97,169 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.768%, 12/25/2036	87,221	0.0
51,176 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.597%, 07/25/2037	43,417	0.0
121,376	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 4.936%, (12MTA + 0.960%), 08/25/2046	68,502	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,052	Wells Fargo Alternative Loan 2007-PA2 2A1, 5.580%, (US0001M + 0.430%), 06/25/2037	$8,108	0.0
7,893 (4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.692%, 04/25/2036	7,439	0.0
12,834 (4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.360%, 12/28/2037	11,576	0.0
	Total Collateralized Mortgage Obligations (Cost $11,387,192)	10,172,536	3.3
U.S. TREASURY OBLIGATIONS: 3.7%
	U.S. Treasury Bonds: 1.5%
1,000	1.250%, 05/15/2050	563	0.0
22,000	1.375%, 11/15/2040	14,737	0.0
2,200	1.625%, 11/15/2050	1,367	0.0
45,400	2.750%, 08/15/2032	41,629	0.0
117,400	3.250%, 05/15/2042	104,821	0.1
1,671,400	3.375%, 05/15/2033	1,612,117	0.5
985,600	3.625%, 02/15/2053	946,176	0.3
1,710,800 (3)	3.875%, 05/15/2043	1,669,634	0.6
		4,391,044	1.5
	U.S. Treasury Notes: 2.2%
1,000	0.125%, 10/15/2023	986	0.0
260,500	0.500%, 11/30/2023	255,377	0.1
137,800	1.250%, 11/30/2026	124,184	0.0
219,300	1.250%, 09/30/2028	189,891	0.1
340,000	3.625%, 05/15/2026	331,752	0.1
418,000	3.625%, 05/31/2028	408,889	0.1
290,000	3.750%, 05/31/2030	285,990	0.1
920,000	3.750%, 06/30/2030	907,925	0.3
2,073,000	4.000%, 06/30/2028	2,061,825	0.7
1,331,000	4.125%, 06/15/2026	1,317,690	0.4
290,400 (3)	4.250%, 05/31/2025	286,764	0.1
619,100	4.625%, 06/30/2025	616,307	0.2
		6,787,580	2.2
	Total U.S. Treasury Obligations (Cost $11,280,349)	11,178,624	3.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.4%
	Federal Home Loan Mortgage Corporation: 0.2%(5)
5,235	2.500%, 05/01/2030	4,865	0.0
3,616	2.500%, 05/01/2030	3,372	0.0
7,852	2.500%, 06/01/2030	7,297	0.0
15,527	3.000%, 03/01/2045	14,044	0.0
11,377	3.000%, 03/01/2045	10,290	0.0
17,588	3.000%, 04/01/2045	15,908	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
27,790	3.500%, 03/01/2045	$25,892	0.0
73,093	4.000%, 12/01/2041	69,985	0.1
26,177	4.000%, 12/01/2042	25,212	0.0
3,366	4.000%, 09/01/2045	3,220	0.0
3,516	4.000%, 09/01/2045	3,366	0.0
4,743	4.000%, 09/01/2045	4,539	0.0
3,740	4.000%, 09/01/2045	3,562	0.0
39,771	4.500%, 08/01/2041	39,086	0.0
157,004	4.500%, 09/01/2041	155,322	0.1
1,832	5.500%, 07/01/2037	1,885	0.0
1,487	6.500%, 12/01/2031	1,530	0.0
		389,375	0.2
	Federal National Mortgage Association: 0.1%(5)
326,829	4.500%, 09/01/2047	331,031	0.1

	Government National Mortgage Association: 1.2%
1,133,911	2.500%, 05/20/2051	986,079	0.3
602,823	3.000%, 11/20/2051	540,738	0.2
1,826,279	3.500%, 05/20/2050	1,702,638	0.6
18,713	4.000%, 11/20/2040	18,182	0.0
36,812	4.000%, 03/20/2046	35,417	0.0
311,166	4.000%, 05/20/2053	294,604	0.1
35,112	4.500%, 08/20/2041	34,889	0.0
66,989	4.500%, 09/15/2047	65,659	0.0
		3,678,206	1.2
	Uniform Mortgage-Backed Securities: 3.9%
259,136	2.000%, 05/01/2051	211,935	0.1
269,882	2.000%, 10/01/2051	220,610	0.1
911,440	2.000%, 02/01/2052	748,529	0.2
993,516	2.000%, 03/01/2052	811,632	0.3
10,225	2.500%, 05/01/2030	9,509	0.0
13,934	2.500%, 06/01/2030	12,960	0.0
19,358	2.500%, 06/01/2030	18,004	0.0
7,447	2.500%, 07/01/2030	6,926	0.0
1,264,123	2.500%, 02/01/2051	1,078,737	0.4
531,061	2.500%, 06/01/2051	452,399	0.1
933,178	2.500%, 11/01/2051	797,059	0.3
308,149	2.500%, 01/01/2052	263,602	0.1
459,366	2.500%, 02/01/2052	392,529	0.1
562,513	2.500%, 02/01/2052	480,845	0.2
791,549	2.500%, 02/01/2052	679,224	0.2
844,022	2.500%, 02/01/2052	723,708	0.2
347,498	2.500%, 03/01/2052	297,536	0.1
29,513	3.000%, 09/01/2043	26,664	0.0
145,107	3.000%, 04/01/2045	131,090	0.0
96,292	3.000%, 07/01/2046	86,572	0.0
517,311	3.000%, 04/01/2050	459,013	0.2
1,000,577	3.000%, 02/01/2052	889,856	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
928,910	3.000%, 04/01/2052	$824,906	0.3
750,361	3.000%, 05/01/2052	663,974	0.2
32,843	3.500%, 10/01/2042	30,751	0.0
293,144	3.500%, 08/01/2046	272,809	0.1
7,892	4.000%, 07/01/2042	7,593	0.0
72,527	4.000%, 07/01/2042	69,778	0.0
117,037	4.000%, 01/01/2045	113,222	0.0
18,891	4.000%, 06/01/2045	18,060	0.0
41,575	4.000%, 11/01/2052	39,609	0.0
808,000 (6)	4.000%, 07/15/2053	758,352	0.3
14,388	4.500%, 11/01/2040	14,218	0.0
28,867	4.500%, 10/01/2041	28,525	0.0
177,896	5.000%, 05/01/2042	179,276	0.1
47,122	5.500%, 12/01/2036	48,113	0.0
141	7.000%, 10/01/2029	143	0.0
851	7.000%, 01/01/2032	847	0.0
		11,869,115	3.9
	Total U.S. Government Agency Obligations (Cost $17,437,840)	16,267,727	5.4
ASSET-BACKED SECURITIES: 3.0%
	Automobile Asset-Backed Securities: 0.2%
100,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	99,461	0.1
150,000	Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	146,480	0.1
100,000 (2)	Ford Credit Auto Owner Trust 2022-REV1 C, 4.670%, 11/15/2034	95,465	0.0
100,000 (2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	94,626	0.0
100,000	GM Financial Automobile Leasing Trust 2022-2 C, 4.330%, 05/20/2026	97,525	0.0
		533,557	0.2
	Home Equity Asset-Backed Securities: 0.0%
53,312 (4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	52,130	0.0

	Other Asset-Backed Securities: 2.6%
250,000 (2)	AMMC CLO 16 Ltd. 2015-16A CR2, 7.201%, (US0003M + 1.950%), 04/14/2029	250,011	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
25,894 (2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	$23,918	0.0
300,000 (2)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 8.093%, (US0001M + 2.900%), 11/15/2036	285,368	0.1
400,000 (2)	ARES XLIV CLO Ltd. 2017-44A A2R, 6.560%, (US0003M + 1.300%), 04/15/2034	386,739	0.1
83,333 (2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	71,230	0.0
250,000 (2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 7.400%, (US0003M + 2.150%), 01/20/2032	240,983	0.1
500,000 (2)	Benefit Street Partners Clo XXII Ltd. 2020-22A AR, 6.399%, (TSFR3M + 1.350%), 04/20/2035	489,988	0.2
500,000 (2)	BlueMountain CLO 2014-2A A2R2 Ltd., 6.650%, (US0003M + 1.400%), 10/20/2030	486,955	0.2
250,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 7.260%, (US0003M + 2.000%), 04/15/2034	236,312	0.1
455,000 (2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 7.136%, (TSFR3M + 2.150%), 04/15/2035	419,645	0.2
98,750 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	89,411	0.0
250,000 (2)	Carlyle US Clo 2017-2A CR Ltd., 6.650%, (US0003M + 1.400%), 07/20/2031	245,377	0.1
16,450	Chase Funding Trust Series 2003-5 2A2, 5.750%, (US0001M + 0.600%), 07/25/2033	15,712	0.0
71,675 (2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	62,167	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
87,813 (2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	$74,759	0.0
95,500 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	89,469	0.0
193,500 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	169,587	0.1
98,000 (2)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	80,874	0.0
95,750 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	90,288	0.0
250,000 (2)	Eaton Vance Clo 2015-1A A2R Ltd., 6.500%, (US0003M + 1.250%), 01/20/2030	244,096	0.1
98,500 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	96,327	0.0
250,000 (2)	Galaxy XXII CLO Ltd. 2016-22A ARR, 6.460%, (US0003M + 1.200%), 04/16/2034	244,911	0.1
12,566 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	11,377	0.0
221,228 (2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	186,422	0.1
65,247 (2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	50,602	0.0
65,582 (2)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	49,065	0.0
109,581 (2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	79,707	0.0
250,000 (2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.265%, (US0003M + 2.000%), 04/19/2033	242,263	0.1
14,036 (2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	14,024	0.0
200,000 (2)(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	181,024	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
33,199 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$30,361	0.0
25,434 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	22,561	0.0
53,843 (2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	44,095	0.0
61,112 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	47,856	0.0
250,000 (2)	Oak Hill Credit Partners 2021-8A C, 7.162%, (US0003M + 1.900%), 01/18/2034	239,221	0.1
250,000 (2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 6.460%, (US0003M + 1.200%), 07/15/2029	244,747	0.1
200,000 (2)	OHA Loan Funding 2013-1A A1R2 Ltd., 6.363%, (US0003M + 1.090%), 07/23/2031	199,139	0.1
45,091 (2)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	43,902	0.0
250,000 (2)	Palmer Square CLO 2021-1A B Ltd., 6.950%, (US0003M + 1.700%), 04/20/2034	238,509	0.1
250,000 (2)	Rockland Park CLO Ltd. 2021-1A C, 7.150%, (US0003M + 1.900%), 04/20/2034	237,928	0.1
75,375 (2)	SoFi Consumer Loan Program 2023-1S A Trust, 5.810%, 05/15/2031	75,262	0.0
99,571 (2)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	96,351	0.0
186,658 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	147,460	0.1
88,742 (2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	70,084	0.0
90,161 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	75,705	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
188,000 (2)	Taco Bell Funding LLC 2016-1A A23, 4.970%, 05/25/2046	$181,288	0.1
95,500 (2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	90,327	0.0
98,500 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	76,878	0.0
85,333 (2)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	70,430	0.0
80,875 (2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	67,990	0.0
27,587 (2)	Upstart Securitization Trust 2021-4 A, 0.840%, 09/20/2031	27,108	0.0
94,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	85,849	0.0
98,000 (2)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	78,588	0.0
196,500 (2)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	164,391	0.1
		7,864,641	2.6
	Student Loan Asset-Backed Securities: 0.2%
24,271 (2)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	21,970	0.0
19,352 (2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	17,803	0.0
39,627 (2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	36,893	0.0
32,527 (2)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	27,639	0.0
22,761 (2)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	21,886	0.0
120,861 (2)	Navient Private Education Refi Loan Trust 2020-BA A2, 2.120%, 01/15/2069	109,636	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
29,079 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	$26,127	0.0
62,344 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	54,130	0.0
53,516 (2)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	46,260	0.0
100,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	91,102	0.1
57,169 (2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	50,731	0.0
27,600 (2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	26,433	0.0
26,332 (2)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	25,181	0.0
62,555 (2)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	56,076	0.0
		611,867	0.2
	Total Asset-Backed Securities (Cost $9,706,192)	9,062,195	3.0
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.5%
500,000 (2)(4)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	245,630	0.1
500,000 (2)	AREIT 2021-CRE5 D Trust, 7.807%, (US0001M + 2.650%), 11/17/2038	469,624	0.2
3,000,000 (4)(7)	BANK 2017-BNK8 XB, 0.230%, 11/15/2050	22,002	0.0
953,420 (4)(7)	BANK 2019-BNK16 XA, 1.102%, 02/15/2052	39,453	0.0
3,573,306 (4)(7)	BANK 2019-BNK21 XA, 0.960%, 10/17/2052	143,913	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,180,000 (2)(4)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	$24,817	0.0
960,484 (4)(7)	Benchmark 2019-B9 XA Mortgage Trust, 1.189%, 03/15/2052	42,106	0.0
111,752 (2)	BX Commercial Mortgage Trust 2021-21M E, 7.364%, (US0001M + 2.171%), 10/15/2036	105,023	0.1
343,000 (2)	BX Commercial Mortgage Trust 2021-IRON E, 7.612%, (TSFR1M + 2.350%), 02/15/2038	317,897	0.1
648,899 (4)(7)	CD 2017-CD4 Mortgage Trust XA, 1.380%, 05/10/2050	22,910	0.0
848,699 (4)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.050%, 07/10/2049	36,079	0.0
1,109,163 (4)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.173%, 10/12/2050	36,429	0.0
946,607 (4)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.011%, 09/15/2050	26,358	0.0
1,166,752 (4)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.828%, 06/10/2051	32,416	0.0
1,100,913 (4)(7)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.168%, 08/10/2056	46,376	0.0
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	51,516	0.0
149,261 (4)(7)	COMM 2012-CR4 XA, 1.327%, 10/15/2045	203	0.0
2,380,000 (2)(4)(7)	COMM 2012-CR4 XB, 0.502%, 10/15/2045	4,558	0.0
177,000 (4)	Comm 2013-CCRE13 C Mortgage Trust, 5.032%, 11/10/2046	160,601	0.1
1,290,495 (4)(7)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	17,537	0.0
685,430 (4)(7)	COMM 2017-COR2 XA, 1.307%, 09/10/2050	25,417	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
130,000 (2)(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	$102,426	0.1
642,456 (7)	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	86,322	0.0
1,640,701 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.971%, 11/25/2030	78,738	0.0
782,479 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	76,971	0.0
1,281,417 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.956%, 10/25/2035	90,746	0.1
848,000 (4)(7)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.467%, 12/25/2029	53,543	0.0
300,000 (2)(8)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	204,310	0.1
300,000 (2)(8)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	198,335	0.1
100,000 (2)	GS Mortgage Securities Corp. II 2018-RIVR F, 7.293%, (US0001M + 2.100%), 07/15/2035	36,992	0.0
954,320 (4)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.089%, 06/10/2047	4,263	0.0
1,331,060 (4)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.690%, 11/10/2049	19,629	0.0
820,137 (4)(7)	GS Mortgage Securities Trust 2017-GS6 XA, 1.157%, 05/10/2050	25,603	0.0
1,212,324 (4)(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.110%, 02/10/2052	48,489	0.0
2,046,544 (4)(7)	GS Mortgage Securities Trust 2019-GC42 XA, 0.928%, 09/10/2052	73,122	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	$77,501	0.0
1,297,566 (4)(7)	GS Mortgage Securities Trust 2020-GC47 XA, 1.243%, 05/12/2053	74,401	0.0
1,101,468 (4)(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.712%, 12/15/2049	16,524	0.0
100,000 (2)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	52,672	0.0
290,221 (4)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.719%, 04/15/2047	921	0.0
1,423,477 (4)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.100%, 12/15/2047	11,801	0.0
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	55,136	0.0
3,329,489 (4)(7)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.756%, 11/15/2052	104,870	0.1
1,005,259 (4)(7)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.417%, 05/15/2054	65,804	0.0
1,909,938 (4)(7)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.083%, 03/15/2051	66,744	0.0
60,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	51,397	0.0
400,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	372,447	0.1
400,000 (2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	244,855	0.1
1,012,315 (4)(7)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.749%, 08/15/2052	65,946	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (2)(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.151%, 10/15/2057	$307,778	0.1
	Total Commercial Mortgage-Backed Securities (Cost $5,508,216)	4,539,151	1.5
SOVEREIGN BONDS: 0.1%
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	151,300	0.0
200,000	Mexico Government International Bond, 3.500%, 02/12/2034	168,014	0.1
	Total Sovereign Bonds (Cost $398,476)	319,314	0.1

	Value	Percentage of Net Assets
PURCHASED OPTIONS(9): 0.0%
Total Purchased Options (Cost $32,219)	11,969	0.0
Total Long-Term Investments (Cost $282,300,272)	297,221,831	98.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Commercial Paper: 1.2%
250,000	American Electric Power Co., Inc., 5.290%, 07/07/2023	249,747	0.1
1,200,000	Duke Energy, 5.330%, 07/11/2023	1,198,075	0.4
500,000	Jupiter Securitization Co., 5.190%, 07/13/2023	499,077	0.1
1,800,000	Sherwin-Williams Co., 5.240%, 07/05/2023	1,798,709	0.6
	Total Commercial Paper (Cost $3,746,086)	3,745,608	1.2

	U.S. Government Agency Obligations: 0.2%
400,000 (10)	Fannie Mae Discount Notes, 2.440%, 07/06/2023	399,840	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Government Agency Obligations (continued)
255,000 (10)	Federal Home Loan Bank Discount Notes, 4.802%, 07/03/2023	$255,000	0.1
	Total U.S. Government Agency Obligations (Cost $654,657)	654,840	0.2

	Repurchase Agreements: 1.7%
1,230,198 (11)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,230,710, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,254,802, due 04/01/35-09/01/61)	1,230,198	0.4
213,285 (11)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $213,374, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $217,551, due 10/31/24-08/20/67)	213,285	0.1
1,230,198 (11)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,230,710, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,254,802, due 08/15/23-11/15/57)	1,230,198	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,230,198 (11)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $1,230,721, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $1,254,805, due 07/28/23-06/21/28)	$1,230,198	0.4
1,230,198 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,230,710, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,254,802, due 07/31/23-05/20/53)	1,230,198	0.4
	Total Repurchase Agreements (Cost $5,134,077)	5,134,077	1.7
	Total Short-Term Investments (Cost $9,534,820)	9,534,525	3.1
	Total Investments in Securities (Cost $291,835,092)	$306,756,356	101.1
	Liabilities in Excess of Other Assets	(3,435,147)	(1.1)
	Net Assets	$303,321,209	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)
Common Stock	36.3%
Mutual Funds	31.1%
Corporate Bonds/Notes	7.7%
Exchange-Traded Funds	5.9%
U.S. Government Agency Obligations	5.4%
U.S. Treasury Obligations	3.7%
Collateralized Mortgage Obligations	3.3%
Asset-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	0.1%
Preferred Stock	0.0%^
Purchased Options	0.0%^
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.
(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(9)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,324,391	$636,516	$—	$6,960,907
Consumer Discretionary	11,185,802	1,755,850	—	12,941,652
Consumer Staples	5,900,091	1,613,115	—	7,513,206
Energy	3,796,974	662,818	—	4,459,792
Financials	11,748,120	3,054,521	—	14,802,641
Health Care	11,844,043	2,252,593	—	14,096,636
Industrials	10,843,674	2,644,810	—	13,488,484
Information Technology	23,607,601	1,372,781	—	24,980,382
Materials	2,903,777	1,451,713	—	4,355,490
Real Estate	3,033,668	418,867	—	3,452,535
Utilities	2,552,762	603,847	—	3,156,609
Total Common Stock	93,740,903	16,467,431	—	110,208,334
Exchange-Traded Funds	17,828,274	—	—	17,828,274
Mutual Funds	94,232,338	—	—	94,232,338
Preferred Stock	—	96,148	—	96,148
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Purchased Options	$—	$11,969	$—	$11,969
Corporate Bonds/Notes	—	23,305,221	—	23,305,221
Collateralized Mortgage Obligations	—	10,172,536	—	10,172,536
Asset-Backed Securities	—	9,062,195	—	9,062,195
U.S. Government Agency Obligations	—	16,267,727	—	16,267,727
Commercial Mortgage-Backed Securities	—	4,539,151	—	4,539,151
Sovereign Bonds	—	319,314	—	319,314
U.S. Treasury Obligations	—	11,178,624	—	11,178,624
Short-Term Investments	—	9,534,525	—	9,534,525
Total Investments, at fair value	$205,801,515	$100,954,841	$—	$306,756,356
Other Financial Instruments+
Centrally Cleared Swaps	—	164,246	—	164,246
Forward Foreign Currency Contracts	—	18	—	18
Forward Premium Swaptions	—	18,455	—	18,455
Futures	76,465	—	—	76,465
Total Assets	$205,877,980	$101,137,560	$—	$307,015,540
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(226,442)	$—	$(226,442)
Forward Foreign Currency Contracts	—	(28)	—	(28)
Forward Premium Swaptions	—	(30,999)	—	(30,999)
Futures	(282,197)	—	—	(282,197)
Written Options	—	(255,227)	—	(255,227)
Total Liabilities	$(282,197)	$(512,696)	$—	$(794,893)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$3,636,470	$20,725	$(4,266,957)	$609,762	$—	$38,828	$(571,604)	$—
Voya Short Term Bond Fund - Class R6	11,088,112	15,064,797	(4,972,639)	98,013	21,278,283	237,547	(215,052)	—
Voya Small Cap Growth Fund - Class R6	2,888,514	84,516	(184,761)	353,681	3,141,950	—	7,239	—
Voya Small Company Fund - Class R6	5,857,662	322,095	(443,288)	476,755	6,213,224	—	6,712	—
Voya U.S. Stock Index Portfolio - Class I	—	55,178,628	(2,356,913)	6,943,395	59,765,110	—	117,254	—
Voya VACS Series HYB Fund	—	3,819,169	—	14,602	3,833,771	105,703	—	—
	$23,470,758	$74,489,930	$(12,224,558)	$8,496,208	$94,232,338	$382,078	$(655,451)	$—
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 56,661	USD 62,002	Barclays Bank PLC	08/18/23	$(28)
USD 51,101	EUR 46,704	Standard Chartered Bank	08/18/23	18
				$(10)
At June 30, 2023, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	20	09/20/23	$2,245,313	$(13,010)
U.S. Treasury 2-Year Note	40	09/29/23	8,133,750	(97,529)
U.S. Treasury 5-Year Note	44	09/29/23	4,712,125	(71,227)
U.S. Treasury Long Bond	6	09/20/23	761,438	(3,034)
U.S. Treasury Ultra Long Bond	45	09/20/23	6,129,844	46,990
			$21,982,470	$(137,810)
Short Contracts:
S&P 500® E-Mini	(14)	09/15/23	(3,141,775)	(97,397)
U.S. Treasury Ultra 10-Year Note	(25)	09/20/23	(2,960,938)	29,475
			$(6,102,713)	$(67,922)
At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270%	Annual	02/20/25	USD 1,736,000	$(23,873)	$(23,873)
Pay	1-day Secured Overnight Financing Rate	Annual	3.332	Annual	02/20/25	USD 379,081	(4,992)	(4,992)
Pay	1-day Secured Overnight Financing Rate	Annual	4.362	Annual	02/20/25	USD 752,000	(2,645)	(2,645)
Pay	1-day Secured Overnight Financing Rate	Annual	4.472	Annual	02/20/25	USD 286,000	(712)	(712)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD 86,000	(487)	(487)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD 543,000	(24,018)	(24,018)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD 347,000	(14,577)	(14,577)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD 477,319	(11,951)	(11,951)
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD 651,427	(5,797)	(5,797)
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD 486,000	(21,203)	(21,203)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD 282,038	(10,558)	(10,558)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD 260,000	(9,190)	(9,190)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD 347,000	(11,222)	(11,222)
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD 248,374	(7,779)	(7,779)
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD 238,813	(7,436)	(7,436)
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD 119,406	(3,698)	(3,698)
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD 282,000	(8,344)	(8,344)
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD 330,000	(3,559)	(3,559)
Pay	1-day Secured Overnight Financing Rate	Annual	2.995	Annual	06/09/33	USD 868,000	(41,526)	(41,526)
Pay	1-day Secured Overnight Financing Rate	Annual	3.415	Annual	08/23/33	USD 99,000	(886)	(886)
Pay	1-day Secured Overnight Financing Rate	Annual	3.435	Annual	08/23/33	USD 96,000	(701)	(701)
Pay	1-day Secured Overnight Financing Rate	Annual	3.524	Annual	08/23/33	USD 33,000	—	—
Pay	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	09/13/33	USD 216,000	(2,085)	(2,085)
Pay	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	09/13/33	USD 181,000	(1,553)	(1,553)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.406	Annual	09/13/33	USD 53,000	$(448)	$(448)
Pay	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	09/13/33	USD 173,000	(1,255)	(1,255)
Pay	1-day Secured Overnight Financing Rate	Annual	3.519	Annual	09/13/33	USD 82,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD 1,187,000	13,104	13,104
Receive	1-day Secured Overnight Financing Rate	Annual	3.564	Annual	02/20/25	USD 761,000	8,365	8,365
Receive	1-day Secured Overnight Financing Rate	Annual	3.718	Annual	02/20/25	USD 677,000	6,468	6,468
Receive	1-day Secured Overnight Financing Rate	Annual	4.073	Annual	02/20/25	USD 752,000	4,682	4,682
Receive	1-day Secured Overnight Financing Rate	Annual	4.116	Annual	02/20/25	USD 752,000	4,379	4,379
Receive	1-day Secured Overnight Financing Rate	Annual	4.258	Annual	02/20/25	USD 619,000	2,781	2,781
Receive	1-day Secured Overnight Financing Rate	Annual	4.369	Annual	02/20/25	USD 579,000	2,000	2,000
Receive	1-day Secured Overnight Financing Rate	Annual	4.426	Annual	02/20/25	USD 478,000	1,397	1,397
Receive	1-day Secured Overnight Financing Rate	Annual	4.464	Annual	02/20/25	USD 1,024,000	2,629	2,629
Receive	1-day Secured Overnight Financing Rate	Annual	4.586	Annual	02/20/25	USD 1,215,000	1,725	1,725
Receive	1-day Secured Overnight Financing Rate	Annual	4.711	Annual	02/20/25	USD 1,447,000	366	366
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD 1,454,000	49,502	49,502
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD 182,341	3,826	3,826
Receive	1-day Secured Overnight Financing Rate	Annual	3.292	Annual	05/12/33	USD 1,637,000	40,372	40,372
Receive	1-day Secured Overnight Financing Rate	Annual	3.296	Annual	05/12/33	USD 260,000	6,336	6,336
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD 369,000	3,240	3,240
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD 239,000	(191)	(191)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD 608,000	(2,754)	(2,754)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD 239,000	(2,010)	(2,010)
Receive	1-day Secured Overnight Financing Rate	Annual	3.172	Annual	05/16/33	USD 187,000	6,437	6,437
Receive	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	08/23/33	USD 43,000	420	420
Receive	1-day Secured Overnight Financing Rate	Annual	3.409	Annual	08/23/33	USD 195,000	1,844	1,844
Receive	1-day Secured Overnight Financing Rate	Annual	3.463	Annual	08/23/33	USD 139,000	689	689
Receive	1-day Secured Overnight Financing Rate	Annual	3.543	Annual	08/23/33	USD 208,000	(344)	(344)
Receive	1-day Secured Overnight Financing Rate	Annual	3.427	Annual	09/13/33	USD 106,000	715	715
Receive	1-day Secured Overnight Financing Rate	Annual	3.525	Annual	09/13/33	USD 413,000	(561)	(561)
Receive	1-day Secured Overnight Financing Rate	Annual	3.147	Annual	10/13/33	USD 82,000	2,292	2,292
Receive	1-day Secured Overnight Financing Rate	Annual	3.319	Annual	10/13/33	USD 23,000	318	318
Receive	1-day Secured Overnight Financing Rate	Annual	3.445	Annual	10/13/33	USD 82,000	292	292
Receive	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	10/13/33	USD 64,000	67	67
Receive	1-day Secured Overnight Financing Rate	Annual	3.506	Annual	10/13/33	USD 59,000	(87)	(87)
							$(62,196)	$(62,196)

At June 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 210,000	$10,416	$1,398
					$10,416	$1,398
At June 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	2.250%	1-day Secured Overnight Financing Rate	05/16/24	USD 1,094,700	$11,859	$5,823
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.213%	1-day Secured Overnight Financing Rate	05/16/24	USD 912,300	9,944	4,748
							$21,803	$10,571
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 480,000	$12,984	$(7,829)
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 586,000	15,720	(3,324)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 960,000	25,968	(15,254)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 868,000	21,917	(8,400)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 480,000	12,822	(7,986)
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 2,894,000	13,616	(6,948)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 5,788,000	25,192	(6,041)
Put on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 480,000	12,984	(7,031)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 586,000	15,720	(26,112)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD 1,094,700	11,859	(14,248)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 960,000	25,968	(14,445)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 868,000	21,917	(14,415)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 480,000	12,822	(6,453)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD 912,300	9,944	(11,874)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 2,894,000	13,616	(24,083)
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 5,788,000	25,192	(80,784)
							$278,241	$(255,227)
At June 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 439,500	$(76,913)	$6
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 740,000	(130,980)	(1,034)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 925,000	(166,500)	(3,597)
							$(374,393)	$(4,625)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Pay	1-day Secured Overnight Financing Rate	06/17/24	USD 4,952,000	$28,239	$3,639
Call on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Pay	1-day Secured Overnight Financing Rate	06/14/24	USD 4,952,000	30,265	10,023
Call on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD 240,000	10,176	970
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD 480,000	20,917	2,791
Put on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Receive	1-day Secured Overnight Financing Rate	06/17/24	USD 4,952,000	28,239	(12,293)
Put on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Receive	1-day Secured Overnight Financing Rate	06/14/24	USD 4,952,000	30,265	(13,957)
Put on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD 240,000	10,176	(118)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD 480,000	20,917	1,026
							$179,194	$(7,919)

(1)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(2)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$10,571
Foreign exchange contracts	Investments in securities at value*	1,398
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	18
Interest rate contracts	Variation margin receivable on futures contracts**	76,465
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	164,246
Interest rate contracts	Unrealized appreciation on purchased OTC forward premium swaptions	6
Interest rate contracts	Unrealized appreciation on written OTC forward premium swaptions	18,449
Total Asset Derivatives		$271,153
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$28
Equity contracts	Variation margin payable on futures contracts**	97,397
Interest rate contracts	Variation margin payable on futures contracts**	184,800
Interest rate contracts	Variation margin payable on centrally cleared swaps**	226,442
Interest rate contracts	Unrealized depreciation on purchased OTC forward premium swaptions	4,631
Interest rate contracts	Unrealized depreciation on written OTC forward premium swaptions	26,368
Interest rate contracts	Written Options, at fair value	255,227
Total Liability Derivatives		$794,893

*
Includes purchased options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(133,682)	$—	$(133,682)
Equity contracts	—	—	(745,312)	—	—	(745,312)
Foreign exchange contracts	(37,684)	(2,186)	—	—	5,980	(33,890)
Interest rate contracts	4,548	—	(138,342)	(181,864)	132,137	(188,219)
Total	$(33,136)	$(2,186)	$(883,654)	$(315,546)	$138,117	$(1,101,103)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$43,878	$—	$43,878
Equity contracts	—	—	(261,373)	—	—	(261,373)
Foreign exchange contracts	10,400	(10)	—	—	—	10,390
Interest rate contracts	(8,788)	—	20,957	(12,163)	11,200	11,206
Total	$1,612	$(10)	$(240,416)	$31,715	$11,200	$(195,899)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$7,221	$—	$—	$4,748	$—	$—	$11,969
Forward foreign currency contracts	—	—	—	—	—	—	—	18	18
Forward premium swaptions	970	6	—	—	3,639	—	13,840	—	18,455
Total Assets	$970	$6	$7,221	$—	$3,639	$4,748	$13,840	$18	$30,442
Liabilities:
Forward foreign currency contracts	$—	$28	$—	$—	$—	$—	$—	$—	$28
Forward premium swaptions	118	4,631	—	—	12,293	—	13,957	—	30,999
Written options	14,859	31,032	43,684	29,699	37,254	11,874	86,825	—	255,227
Total Liabilities	$14,977	$35,691	$43,684	$29,699	$49,547	$11,874	$100,782	$—	$286,254
Net OTC derivative instruments by counterparty, at fair value	$(14,007)	$(35,685)	$(36,463)	$(29,699)	$(45,908)	$(7,126)	$(86,942)	$18	$(255,812)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(14,007)	$(35,685)	$(36,463)	$(29,699)	$(45,908)	$(7,126)	$(86,942)	$18	$(255,812)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $292,537,043.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,190,653
Gross Unrealized Depreciation	(10,500,007)
Net Unrealized Appreciation	$13,690,646
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Australia: 3.0%
61,939	Ampol Ltd.	$1,237,324	0.2
156,342	ANZ Group Holdings Ltd.	2,474,866	0.5
616,573	Aurizon Holdings Ltd.	1,613,085	0.3
292,401	Brambles Ltd.	2,811,609	0.6
561,415	Medibank Pvt Ltd.	1,318,753	0.3
95,665	National Australia Bank Ltd.	1,682,547	0.3
307,402	Scentre Group	543,646	0.1
279,007	Telstra Group Ltd.	800,389	0.2
249,026	Transurban Group - Stapled Security	2,371,073	0.5
		14,853,292	3.0
	Austria: 0.2%
20,142	OMV AG	855,276	0.2

	Canada: 3.8%
46,529	BCE, Inc.	2,121,420	0.4
60,968	Element Fleet Management Corp.	928,729	0.2
19,678	iA Financial Corp., Inc.	1,340,585	0.3
34,968	Parkland Corp.	871,066	0.2
35,251	Rogers Communications, Inc.	1,608,281	0.3
37,002	Royal Bank of Canada	3,533,869	0.7
50,607	Suncor Energy, Inc.	1,484,497	0.3
52,937	TELUS Corp.	1,030,169	0.2
20,727	Thomson Reuters Corp.	2,798,438	0.6
49,587	Toronto-Dominion Bank	3,073,477	0.6
		18,790,531	3.8
	Denmark: 0.4%
75,548 (1)	Danske Bank A/S	1,840,078	0.4

	Finland: 0.1%
151,350	Nokia OYJ - Finland	634,137	0.1

	France: 3.2%
91,371	AXA S.A.	2,700,140	0.5
16,526	BNP Paribas	1,042,892	0.2
3,643	Dassault Aviation SA	729,881	0.2
34,697	Edenred	2,324,162	0.5
67,126	Getlink SE	1,142,344	0.2
18,409 (2)	La Francaise des Jeux SAEM	724,556	0.1
257,860	Orange SA	3,013,474	0.6
16,870	Sanofi	1,816,158	0.4
13,194	Thales S.A.	1,976,847	0.4
63,055	Vivendi SE	578,876	0.1
		16,049,330	3.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: 0.3%
30,547	BASF SE	$1,484,075	0.3

	Hong Kong: 1.5%
240,500	CK Asset Holdings Ltd.	1,336,401	0.3
190,500	CK Hutchison Holdings Ltd.	1,162,687	0.2
27,500	Jardine Matheson Holdings Ltd.	1,379,950	0.3
162,000	Link REIT	901,874	0.2
134,000	MTR Corp.	616,878	0.1
221,000	Power Assets Holdings Ltd.	1,160,135	0.2
498,000	SITC International Holdings Co. Ltd.	911,923	0.2
		7,469,848	1.5
	Ireland: 0.3%
22,912	DCC PLC	1,281,736	0.3

	Israel: 0.5%
137,922	Bank Leumi Le-Israel BM	1,033,533	0.2
248,714	Israel Discount Bank Ltd.	1,242,534	0.3
		2,276,067	0.5
	Italy: 0.9%
61,777	ENI S.p.A.	889,368	0.2
797,267	Intesa Sanpaolo SpA	2,090,240	0.4
325,412	Snam SpA	1,700,722	0.3
		4,680,330	0.9
	Japan: 7.2%
35,000	Daiwa House Industry Co., Ltd.	924,769	0.2
142,200	ENEOS Holdings, Inc.	488,773	0.1
5,000	Hirose Electric Co., Ltd.	665,672	0.1
75,700	Honda Motor Co., Ltd.	2,293,245	0.5
403,800	Japan Post Holdings Co. Ltd.	2,902,211	0.6
137,700 (3)	Japan Tobacco, Inc.	3,016,455	0.6
36,400	KDDI Corp.	1,124,146	0.2
13,900 (3)	McDonald’s Holdings Co. Japan Ltd.	540,414	0.1
50,200	NEC Corp.	2,435,328	0.5
1,450,000	Nippon Telegraph & Telephone Corp.	1,715,794	0.3
6,400	Nitto Denko Corp.	475,045	0.1
198,200	Oji Holdings Corp.	741,083	0.1
26,500	Ono Pharmaceutical Co., Ltd.	478,151	0.1
34,800	ORIX Corp.	634,620	0.1
66,400	Osaka Gas Co., Ltd.	1,017,767	0.2
5,200	Rohm Co., Ltd.	492,566	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
41,900	Secom Co., Ltd.	$2,835,729	0.6
54,000	Sekisui Chemical Co., Ltd.	780,148	0.2
126,800	Sekisui House Ltd.	2,561,309	0.5
29,600	Sompo Holdings, Inc.	1,328,130	0.3
167,500	Sumitomo Chemical Co., Ltd.	509,101	0.1
53,700	Sumitomo Mitsui Financial Group, Inc.	2,301,552	0.5
22,300	Taisei Corp.	779,125	0.1
108,500	Takeda Pharmaceutical Co., Ltd.	3,409,348	0.7
62,400	Tokio Marine Holdings, Inc.	1,438,543	0.3
		35,889,024	7.2
	Netherlands: 1.5%
291,040	Koninklijke KPN NV	1,039,008	0.2
68,399	NN Group NV	2,531,977	0.5
40,652	OCI NV	976,423	0.2
21,491	Wolters Kluwer NV	2,728,794	0.6
		7,276,202	1.5
	New Zealand: 0.1%
182,788	Spark New Zealand Ltd.	571,999	0.1

	Norway: 0.4%
27,320	Aker BP ASA	640,966	0.1
39,109	Yara International ASA	1,381,795	0.3
		2,022,761	0.4
	Singapore: 0.5%
950,300	Genting Singapore Ltd.	662,621	0.1
260,500	Keppel Corp., Ltd.	1,296,443	0.3
122,000	Singapore Airlines Ltd.	646,359	0.1
		2,605,423	0.5
	Spain: 1.9%
30,667	ACS Actividades de Construccion y Servicios SA	1,078,372	0.2
3,587 (2)	Aena SME SA	580,546	0.1
136,754	Banco Bilbao Vizcaya Argentaria SA	1,050,643	0.2
61,076	Industria de Diseno Textil SA	2,369,010	0.5
75,781 (3)	Redeia Corp. SA	1,274,414	0.3
208,638 (3)	Repsol SA	3,034,438	0.6
		9,387,423	1.9
	Switzerland: 1.9%
32,325	Holcim AG	2,178,939	0.4
21,816	Novartis AG	2,199,477	0.5
3,837	Roche Holding AG-GENUSSCHEIN	1,172,089	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
8,160	Zurich Insurance Group AG	$3,881,619	0.8
		9,432,124	1.9
	United Kingdom: 5.5%
287,419	Amcor PLC	2,868,442	0.6
259,246	BAE Systems PLC	3,056,840	0.6
511,871	BP PLC	2,980,313	0.6
89,515	British American Tobacco PLC	2,974,182	0.6
117,556	British Land Co. PLC	453,340	0.1
158,952	GSK PLC	2,817,042	0.6
44,199	Hikma Pharmaceuticals PLC	1,063,641	0.2
124,115	Imperial Brands PLC	2,747,224	0.5
467,296	NatWest Group PLC	1,428,289	0.3
51,196	Smiths Group PLC	1,071,112	0.2
240,974	The Sage Group PLC	2,830,707	0.6
13,543	Willis Towers Watson PLC	3,189,376	0.6
		27,480,508	5.5
	United States: 64.3%
50,569	AbbVie, Inc.	6,813,161	1.4
3,239	Acuity Brands, Inc.	528,216	0.1
27,724	AECOM	2,347,946	0.5
11,610	Allison Transmission Holdings, Inc.	655,501	0.1
91,953	Altria Group, Inc.	4,165,471	0.8
28,370	Amdocs Ltd.	2,804,375	0.6
40,509	American Electric Power Co., Inc.	3,410,858	0.7
26,878	American International Group, Inc.	1,546,560	0.3
1,589	Ameriprise Financial, Inc.	527,802	0.1
11,122	Ametek, Inc.	1,800,429	0.4
21,411	Amgen, Inc.	4,753,670	1.0
8,344	Aon PLC	2,880,349	0.6
19,817	Aptargroup, Inc.	2,295,998	0.5
15,480	Assurant, Inc.	1,946,146	0.4
11,811	Automatic Data Processing, Inc.	2,595,940	0.5
49,662	Avnet, Inc.	2,505,448	0.5
37,637	Axis Capital Holdings Ltd.	2,026,000	0.4
77,838	Bristol-Myers Squibb Co.	4,977,740	1.0
17,858	Brown & Brown, Inc.	1,229,345	0.3
39,403	Cardinal Health, Inc.	3,726,342	0.8
16,468	Cheniere Energy, Inc.	2,509,065	0.5
28,057	Church & Dwight Co., Inc.	2,812,153	0.6
10,034	Cigna Corp.	2,815,540	0.6

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
1,403	Cintas Corp.	$697,403	0.1
135,054	Cisco Systems, Inc.	6,987,694	1.4
42,580	Citigroup, Inc.	1,960,383	0.4
16,569	Citizens Financial Group, Inc.	432,120	0.1
26,599	CNO Financial Group, Inc.	629,598	0.1
28,176	Coca-Cola Co.	1,696,759	0.3
41,615	Colgate-Palmolive Co.	3,206,020	0.6
45,051	Commerce Bancshares, Inc.	2,193,984	0.4
28,685	Consolidated Edison, Inc.	2,593,124	0.5
66,082	CSX Corp.	2,253,396	0.5
42,439	CVS Health Corp.	2,933,808	0.6
14,124	Dolby Laboratories, Inc.	1,181,896	0.2
66,847	Dow, Inc.	3,560,271	0.7
54,517	DT Midstream, Inc.	2,702,408	0.5
24,312	DTE Energy Co.	2,674,806	0.5
40,867	Duke Energy Corp.	3,667,405	0.7
37,514	Edison International	2,605,347	0.5
26,688	Electronic Arts, Inc.	3,461,434	0.7
5,217	Elevance Health, Inc.	2,317,861	0.5
41,168	Emerson Electric Co.	3,721,176	0.8
12,932	EOG Resources, Inc.	1,479,938	0.3
186,308	Equitrans Midstream Corp.	1,781,105	0.4
8,687	Erie Indemnity Co.	1,824,357	0.4
7,940	Everest Re Group Ltd.	2,714,368	0.5
44,277	Evergy, Inc.	2,586,662	0.5
51,146	First Hawaiian, Inc.	921,139	0.2
90,686	Flowers Foods, Inc.	2,256,268	0.5
6,237	FMC Corp.	650,769	0.1
24,312	Fortive Corp.	1,817,808	0.4
57,278	Gaming and Leisure Properties, Inc.	2,775,692	0.6
44,957	General Mills, Inc.	3,448,202	0.7
14,362	General Motors Co.	553,799	0.1
69,599	Genpact Ltd.	2,614,834	0.5
74,459	Gentex Corp.	2,178,670	0.4
19,087	Genuine Parts Co.	3,230,093	0.7
56,019	Gilead Sciences, Inc.	4,317,384	0.9
83,486	H&R Block, Inc.	2,660,699	0.5
12,380	Hancock Whitney Corp.	475,144	0.1
13,696	Hanover Insurance Group, Inc.	1,548,059	0.3
43,323	Hartford Financial Services Group, Inc.	3,120,122	0.6
5,070	Humana, Inc.	2,266,949	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
19,163	International Bancshares Corp.	$847,005	0.2
23,040	Iridium Communications, Inc.	1,431,245	0.3
65,686	Johnson & Johnson	10,872,347	2.2
4,410	JPMorgan Chase & Co.	641,390	0.1
98,272	Juniper Networks, Inc.	3,078,862	0.6
25,236	Kellogg Co.	1,700,906	0.3
32,748	Kilroy Realty Corp.	985,387	0.2
27,340	Kimberly-Clark Corp.	3,774,560	0.8
30,318	Leidos Holdings, Inc.	2,682,537	0.5
25,026	LKQ Corp.	1,458,265	0.3
1,611	Lockheed Martin Corp.	741,672	0.2
32,539	Loews Corp.	1,932,166	0.4
19,041	Marsh & McLennan Cos., Inc.	3,581,231	0.7
15,740	McDonald’s Corp.	4,696,973	0.9
7,214	McKesson Corp.	3,082,614	0.6
72,723	Merck & Co., Inc.	8,391,507	1.7
23,690	Metlife, Inc.	1,339,196	0.3
105,970	MGIC Investment Corp.	1,673,266	0.3
35,731	Mondelez International, Inc.	2,606,219	0.5
28,080	MSC Industrial Direct Co.	2,675,462	0.5
27,502	NetApp, Inc.	2,101,153	0.4
65,224	New Fortress Energy, Inc.	1,746,699	0.4
79,854	NiSource, Inc.	2,184,007	0.4
63,507	NNN REIT, Inc.	2,717,465	0.6
22,328	NorthWestern Corp.	1,267,337	0.3
121,067	Old Republic International Corp.	3,047,256	0.6
32,062	Oneok, Inc.	1,978,867	0.4
50,859	Patterson Cos., Inc.	1,691,570	0.3
39,180	PepsiCo, Inc.	7,256,920	1.5
73,107	Pfizer, Inc.	2,681,565	0.5
55,197	Philip Morris International, Inc.	5,388,331	1.1
35,382	Phillips 66	3,374,735	0.7
4,091	PPG Industries, Inc.	606,695	0.1
8,149	Procter & Gamble Co.	1,236,529	0.3
38,147	Prosperity Bancshares, Inc.	2,154,543	0.4
11,884	Qualcomm, Inc.	1,414,671	0.3
8,279	Reinsurance Group of America, Inc.	1,148,215	0.2
9,433	Reliance Steel & Aluminum Co.	2,561,908	0.5
229,583	Rithm Capital Corp.	2,146,601	0.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
62,973	Rollins, Inc.	$2,697,134	0.5
16,618	Sempra Energy	2,419,415	0.5
20,306	Silgan Holdings, Inc.	952,148	0.2
11,112	Snap-On, Inc.	3,202,367	0.6
36,136	Sonoco Products Co.	2,132,747	0.4
19,302	Targa Resources Corp.	1,468,882	0.3
31,097	Texas Instruments, Inc.	5,598,082	1.1
37,873	TJX Cos., Inc.	3,211,252	0.6
20,119	Travelers Cos, Inc.	3,493,866	0.7
12,208	UMB Financial Corp.	743,467	0.2
2,830	UnitedHealth Group, Inc.	1,360,211	0.3
3,203	Universal Display Corp.	461,648	0.1
67,876	Unum Group	3,237,685	0.7
70,756	US Bancorp	2,337,778	0.5
10,986	Valero Energy Corp.	1,288,658	0.3
150,905	Verizon Communications, Inc.	5,612,157	1.1
58,477	VICI Properties, Inc.	1,837,932	0.4
42,099	Virtu Financial, Inc.	719,472	0.1
42,133	Wells Fargo & Co.	1,798,236	0.4
116,671	Wendy’s Company	2,537,594	0.5
24,294	WestRock Co.	706,227	0.1
75,867	Williams Cos., Inc.	2,475,540	0.5
41,027	WP Carey, Inc.	2,771,784	0.6
48,285	Xcel Energy, Inc.	3,001,878	0.6
		319,337,046	64.3
	Total Common Stock (Cost $462,606,972)	484,217,210	97.5
EXCHANGE-TRADED FUNDS: 1.5%
50,154	iShares MSCI EAFE Value Index ETF	2,454,537	0.5
31,770	iShares Russell 1000 Value ETF	5,014,259	1.0
	Total Exchange-Traded Funds (Cost $7,346,264)	7,468,796	1.5
	Total Long-Term Investments (Cost $469,953,236)	491,686,006	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Repurchase Agreements: 1.6%
1,909,676	(4)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,910,470, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,947,870, due 04/01/35-09/01/61)	$1,909,676	0.4
350,496 (4)		Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $350,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $357,506, due 10/31/24-08/20/67)	350,496	0.0
1,909,676	(4)	HSBC Securities USA, Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,910,470, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,947,870, due 08/15/23-11/15/57)	1,909,676	0.4
1,909,676	(4)	Jefferies LLC, Repurchase Agreement dated 06/30/23, 5.17%, due 07/03/23 (Repurchase Amount $1,910,487, collateralized by various U.S. Government Agency Obligations, 0.000%-5.050%, Market Value plus accrued interest $1,947,874, due 07/28/23-06/21/28)	1,909,676	0.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,909,676	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,910,470, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,947,870, due 07/31/23-05/20/53)	$1,909,676	0.4
		Total Repurchase Agreements (Cost $7,989,200)	7,989,200	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
319,000	(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $319,000)	319,000	0.1
		Total Short-Term Investments (Cost $8,308,200)	8,308,200	1.7
		Total Investments in Securities (Cost $478,261,436)	$499,994,206	100.7
		Liabilities in Excess of Other Assets	(3,717,344)	(0.7)
		Net Assets	$496,276,862	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2023.

Sector Diversification	Percentage of Net Assets
Financials	21.0%
Health Care	15.3
Industrials	12.9
Consumer Staples	9.7
Information Technology	6.7
Energy	6.7
Utilities	6.4
Consumer Discretionary	6.1
Materials	4.8
Communication Services	4.8
Real Estate	3.1
Exchange-Traded Funds	1.5
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$14,853,292	$—	$14,853,292
Austria	—	855,276	—	855,276
Canada	18,790,531	—	—	18,790,531
Denmark	—	1,840,078	—	1,840,078
Finland	—	634,137	—	634,137
France	—	16,049,330	—	16,049,330
Germany	—	1,484,075	—	1,484,075
Hong Kong	1,379,950	6,089,898	—	7,469,848
Ireland	—	1,281,736	—	1,281,736
Israel	—	2,276,067	—	2,276,067
Italy	—	4,680,330	—	4,680,330
Japan	540,414	35,348,610	—	35,889,024
Netherlands	—	7,276,202	—	7,276,202
New Zealand	—	571,999	—	571,999
Norway	—	2,022,761	—	2,022,761
Singapore	—	2,605,423	—	2,605,423
Spain	—	9,387,423	—	9,387,423
Switzerland	—	9,432,124	—	9,432,124
United Kingdom	6,057,818	21,422,690	—	27,480,508
United States	319,337,046	—	—	319,337,046
Total Common Stock	346,105,759	138,111,451	—	484,217,210
Exchange-Traded Funds	7,468,796	—	—	7,468,796
Short-Term Investments	319,000	7,989,200	—	8,308,200
Total Investments, at fair value	$353,893,555	$146,100,651	$—	$499,994,206
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(18)	$—	$(18)
Total Liabilities	$—	$(18)	$—	$(18)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global High Dividend Low Volatility Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 43,214	SGD 58,466	The Bank of New York Mellon	7/3/2023	$(18)
				$(18)
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2023 (Unaudited) (continued)

Currency Abbreviations
SGD – Singapore Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$18
Total Liability Derivatives		$18
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(28,667)
Total	$(28,667)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(18)
Total	$(18)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
The Bank of New York Mellon
Liabilities:
Forward foreign currency contracts	$18
Total Liabilities	$18
Net OTC derivative instruments by counterparty, at fair value	$(18)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(18)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $478,848,657.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,419,164
Gross Unrealized Depreciation	(23,316,529)
Net Unrealized Appreciation	$21,102,635
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 10.1%
30,000,000	Federal Home Loan Banks, 5.115%, (SOFRRATE + 0.055%), 11/24/2023	$30,000,000	5.0
30,000,000	Federal Home Loan Banks, 5.180%, (SOFRRATE + 0.120%), 09/06/2023	30,000,000	5.1
	Total U.S. Government Agency Debt (Cost $60,000,000)	60,000,000	10.1
U.S. TREASURY DEBT: 49.9%
24,000,000 (1)	United States Treasury Bill, 5.080%, 08/10/2023	23,863,867	4.0
32,000,000 (1)	United States Treasury Bill, 5.340%, 10/24/2023	31,466,400	5.3
8,000,000 (1)	United States Treasury Bill, 5.530%, 12/28/2023	7,786,446	1.3
200,500,000	United States Treasury Floating Rate Note, 5.278%, (USBMMY3M + 0.029%), 07/31/2023	200,513,232	33.6
34,000,000	United States Treasury Floating Rate Note, 5.284%, (USBMMY3M + 0.035%), 10/31/2023	34,008,575	5.7
	Total U.S. Treasury Debt (Cost $297,638,520)	297,638,520	49.9
U.S. TREASURY REPURCHASE AGREEMENT: 29.2%
	Repurchase Agreement: 29.2%
173,799,000	Deutsche Bank Repurchase Agreement dated 06/30/23, 5.030%, due 07/03/23, $173,871,851 to be received upon repurchase (Collateralized by $286,798,103, U.S. Treasury strips, 0.000%, Market Value plus accrued interest $179,012,970 due 5/15/24-11/15/50), 5.030%, 07/03/2023	173,799,000	29.2
	Total U.S. Treasury Repurchase Agreement (Cost $173,799,000)	173,799,000	29.2
Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 4.2%
25,000,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 2.798%, 10/03/22	$25,000,000	4.2
	Total Investment Companies (Cost $25,000,000)	25,000,000	4.2
	Total Investments in Securities (Cost $556,437,520)	$556,437,520	93.4
	Assets in Excess of Other Liabilities	39,448,713	6.6
	Net Assets	$595,886,233	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(2)
Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:
SOFRRATE
1-day Secured Overnight Financing Rate

USBMMY3M
U.S. Treasury 3-month Bill Money Market Yield

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)
U.S. Treasury Debt	49.9%
U.S. Treasury Repurchase Agreement	29.2%
U.S. Government Agency Debt	10.1%
Investment Companies	4.2%
Assets in Excess of Other Liabilities	6.6%
Net Assets	100.0%
Portfolio holdings are subject to change daily.
At June 30, 2023, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$60,000,000	$—	$60,000,000
Investment Companies	25,000,000	—	—	25,000,000
U.S. Treasury Debt	—	297,638,520	—	297,638,520
U.S. Treasury Repurchase Agreement	—	173,799,000	—	173,799,000
Total Investments, at fair value	$25,000,000	$531,437,520	$—	$556,437,520

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2023:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$173,799,000	$(173,799,000)	$—
Totals	$173,799,000	$(173,799,000)	$—

(1)
Collateral with a fair value of $179,012,970 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Communication Services: 4.9%
347,767 (1)	Activision Blizzard, Inc.	$29,316,758	1.5
2,913,545	AT&T, Inc.	46,471,043	2.3
772,140 (1)	Pinterest, Inc.	21,110,308	1.1
		96,898,109	4.9
	Consumer Discretionary: 8.4%
724,651 (1)	Amazon.com, Inc.	94,465,504	4.8
186,953 (1)	Aptiv PLC	19,086,032	1.0
253,764 (1)	Expedia Group, Inc.	27,759,244	1.4
182,581	Ralph Lauren Corp.	22,512,237	1.2
		163,823,017	8.4
	Consumer Staples: 6.5%
872,599	Kraft Heinz Co.	30,977,265	1.6
609,643	Mondelez International, Inc.	44,467,360	2.2
537,068	Philip Morris International, Inc.	52,428,578	2.7
		127,873,203	6.5
	Energy: 4.4%
731,145	BP PLC ADR	25,802,107	1.3
244,079	ConocoPhillips	25,289,025	1.3
362,278	Halliburton Co.	11,951,552	0.6
190,360	Valero Energy Corp.	22,329,228	1.2
		85,371,912	4.4
	Financials: 10.8%
304,863	Apollo Global Management, Inc.	23,416,527	1.2
154,285	Arthur J. Gallagher & Co.	33,876,357	1.8
584,536	Bank of New York Mellon Corp.	26,023,543	1.3
414,364	Hartford Financial Services Group, Inc.	29,842,495	1.5
332,085	Intercontinental Exchange, Inc.	37,552,172	1.9
317,383	JPMorgan Chase & Co.	46,160,184	2.4
467,447	Truist Financial Corp.	14,187,016	0.7
		211,058,294	10.8
	Health Care: 16.4%
203,087	Abbott Laboratories	22,140,545	1.1
235,546 (2)	Alcon, Inc.	19,340,682	1.0
391,100 (1)	Boston Scientific Corp.	21,154,599	1.1
400,478	Bristol-Myers Squibb Co.	25,610,568	1.3
117,039	Cigna Corp.	32,841,143	1.7
64,131	Eli Lilly & Co.	30,076,156	1.5
77,445	HCA Healthcare, Inc.	23,503,009	1.2
255,306	Johnson & Johnson	42,258,249	2.2
56,111	McKesson Corp.	23,976,792	1.2
176,745	Quest Diagnostics, Inc.	24,843,277	1.3
65,843	Stryker Corp.	20,088,041	1.0
97,863 (1)	Vertex Pharmaceuticals, Inc.	34,438,968	1.8
		320,272,029	16.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 7.2%
327,728	Emerson Electric Co.	$29,623,334	1.5
759,754	Howmet Aerospace, Inc.	37,653,408	1.9
323,381	Ingersoll Rand, Inc.	21,136,182	1.1
77,043	Parker Hannifin Corp.	30,049,852	1.6
49,067	United Rentals, Inc.	21,852,970	1.1
		140,315,746	7.2
	Information Technology: 31.1%
891,926	Apple, Inc.	173,006,886	8.9
355,509	Dolby Laboratories, Inc.	29,748,993	1.5
353,784	Micron Technology, Inc.	22,327,308	1.1
478,748	Microsoft Corp.	163,032,844	8.3
194,113	Nvidia Corp.	82,113,681	4.2
142,446 (1)	Palo Alto Networks, Inc.	36,396,378	1.9
72,038	Roper Technologies, Inc.	34,635,870	1.8
36,776 (1)	ServiceNow, Inc.	20,667,009	1.1
236,385	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,855,974	1.2
343,135 (1)	Twilio, Inc.	21,830,249	1.1
		607,615,192	31.1
	Materials: 2.9%
70,907	Air Products & Chemicals, Inc.	21,238,774	1.1
347,697	Alcoa Corp.	11,797,359	0.6
130,775	CF Industries Holdings, Inc.	9,078,401	0.4
56,221	Reliance Steel & Aluminum Co.	15,269,061	0.8
		57,383,595	2.9
	Real Estate: 3.1%
192,761	ProLogis, Inc.	23,638,281	1.2
128,753	Ryman Hospitality Properties	11,963,729	0.6
314,698	Welltower, Inc.	25,455,921	1.3
		61,057,931	3.1
	Utilities: 2.8%
370,655	NextEra Energy, Inc.	27,502,601	1.4
428,110	Public Service Enterprise Group, Inc.	26,803,967	1.4
		54,306,568	2.8
	Total Common Stock (Cost $1,565,678,216)	1,925,975,596	98.5
OTHER(3): —%
	Utilities: —%
10,000,000 (4)(5)	Southern Energy (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $1,565,678,216)	1,925,975,596	98.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.2%
1,000,000 (6)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/35-09/01/61)	$1,000,000	0.1
1,000,000 (6)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $1,000,417, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/24-08/20/67)	1,000,000	0.0
597,461 (6)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $597,710, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $609,410, due 07/27/23-07/01/53)	597,461	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	$1,000,000	0.1
	Total Repurchase Agreements (Cost $3,597,461)	3,597,461	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
27,311,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $27,311,000)	27,311,000	1.4
	Total Short-Term Investments (Cost $30,908,461)	30,908,461	1.6
	Total Investments in Securities (Cost $1,596,586,677)	$1,956,884,057	100.1
	Liabilities in Excess of Other Assets	(2,293,985)	(0.1)
	Net Assets	$1,954,590,072	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2023 (Unaudited) (continued)

(2)
Security, or a portion of the security, is on loan.

(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2023, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$1,925,975,596	$—	$—	$1,925,975,596
Other	—	—	—	—
Short-Term Investments	27,311,000	3,597,461	—	30,908,461
Total Investments, at fair value	$1,953,286,596	$3,597,461	$—	$1,956,884,057

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,605,383,033.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$433,493,769
Gross Unrealized Depreciation	(81,992,673)
Net Unrealized Appreciation	$351,501,096
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.6%
	Basic Materials: 0.5%
445,000 (1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$382,923	0.0
1,250,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,215,380	0.1
717,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	700,881	0.0
225,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	224,252	0.0
1,448,000 (2)	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	1,442,962	0.1
88,000	Dow Chemical Co., 4.375%, 11/15/2042	74,244	0.0
500,000	Dow Chemical Co/The, 4.625%, 10/01/2044	433,108	0.0
66,000 (2)	Dow Chemical Co/The, 6.300%, 03/15/2033	71,033	0.0
441,000	FMC Corp., 5.150%, 05/18/2026	434,108	0.0
194,000 (1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	186,169	0.0
206,000 (1)	International Flavors & Fragrances, Inc., 1.832%, 10/15/2027	173,891	0.0
183,000	LYB International Finance III LLC, 3.625%, 04/01/2051	126,799	0.0
78,000	LYB International Finance III LLC, 4.200%, 05/01/2050	59,565	0.0
40,000	Mosaic Co/The, 4.875%, 11/15/2041	34,312	0.0
1,670,000	Mosaic Co/The, 5.450%, 11/15/2033	1,628,032	0.1
75,000	Mosaic Co/The, 5.625%, 11/15/2043	70,667	0.0
128,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	113,036	0.0
164,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	134,725	0.0
248,000 (1)(2)	Northern Star Resources Ltd., 6.125%, 04/11/2033	240,891	0.0
155,000	Nucor Corp., 4.300%, 05/23/2027	150,531	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
651,000	Nutrien Ltd., 2.950%, 05/13/2030	$566,077	0.0
104,000	Nutrien Ltd., 5.800%, 03/27/2053	104,439	0.0
80,000	Nutrien Ltd., 5.875%, 12/01/2036	80,402	0.0
79,000	Nutrien Ltd., 5.950%, 11/07/2025	79,508	0.0
342,000 (1)	OCI NV, 6.700%, 03/16/2033	334,547	0.0
914,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	922,447	0.0
984,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	993,034	0.1
306,000	RPM International, Inc., 2.950%, 01/15/2032	242,672	0.0
1,147,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	975,292	0.1
196,000	Westlake Corp., 3.125%, 08/15/2051	122,901	0.0
		12,318,828	0.5
	Communications: 2.3%
1,050,000	Amazon.com, Inc., 2.100%, 05/12/2031	883,495	0.1
2,340,000	Amazon.com, Inc., 2.875%, 05/12/2041	1,806,530	0.1
405,000	Amazon.com, Inc., 3.100%, 05/12/2051	302,563	0.0
268,000	Amazon.com, Inc., 3.250%, 05/12/2061	194,232	0.0
98,000	Amazon.com, Inc., 3.950%, 04/13/2052	85,489	0.0
1,003,000	Amazon.com, Inc., 4.100%, 04/13/2062	864,566	0.1
898,000	Amazon.com, Inc., 4.550%, 12/01/2027	892,896	0.1
428,000	AT&T, Inc., 3.500%, 06/01/2041	328,984	0.0
478,000	AT&T, Inc., 3.500%, 09/15/2053	338,722	0.0
960,000	AT&T, Inc., 3.550%, 09/15/2055	672,767	0.0
2,210,000	AT&T, Inc., 3.650%, 09/15/2059	1,540,216	0.1
267,000	AT&T, Inc., 3.800%, 12/01/2057	193,529	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,353,000	AT&T, Inc., 4.900%, 08/15/2037	$1,270,918	0.1
1,263,000	Bell Telephone Co. of Canada or Bell Canada/The, 5.100%, 05/11/2033	1,247,983	0.1
764,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	636,540	0.0
98,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	78,893	0.0
259,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	195,628	0.0
26,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	24,461	0.0
761,000	Comcast Corp., 1.950%, 01/15/2031	622,972	0.0
1,018,000	Comcast Corp., 2.650%, 02/01/2030	891,068	0.1
328,000	Comcast Corp., 2.887%, 11/01/2051	220,095	0.0
524,000	Comcast Corp., 2.937%, 11/01/2056	341,611	0.0
62,000	Comcast Corp., 3.200%, 07/15/2036	50,913	0.0
312,000	Comcast Corp., 3.250%, 11/01/2039	247,760	0.0
706,000	Comcast Corp., 3.900%, 03/01/2038	614,067	0.0
1,347,000	Comcast Corp., 3.969%, 11/01/2047	1,117,108	0.1
125,000	Comcast Corp., 4.000%, 08/15/2047	104,297	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
636,000	Comcast Corp., 5.350%, 11/15/2027	$647,688	0.0
671,000	Comcast Corp., 5.350%, 05/15/2053	681,896	0.0
2,441,000	Comcast Corp., 5.500%, 05/15/2064	2,477,376	0.1
266,000	Comcast Corp., 5.650%, 06/15/2035	279,197	0.0
83,000	Comcast Corp., 6.500%, 11/15/2035	93,110	0.0
588,000	Corning, Inc., 5.450%, 11/15/2079	531,839	0.0
231,000	Discovery Communications LLC, 4.875%, 04/01/2043	188,239	0.0
84,000	Discovery Communications LLC, 5.300%, 05/15/2049	69,791	0.0
608,000	Meta Platforms, Inc., 3.500%, 08/15/2027	577,598	0.0
2,321,000	Meta Platforms, Inc., 4.450%, 08/15/2052	2,019,736	0.1
264,000	Meta Platforms, Inc., 4.650%, 08/15/2062	232,101	0.0
233,000	Meta Platforms, Inc., 4.950%, 05/15/2033	232,914	0.0
340,000	Meta Platforms, Inc., 5.600%, 05/15/2053	349,438	0.0
2,536,000	Meta Platforms, Inc., 5.750%, 05/15/2063	2,626,644	0.1
1,082,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	973,558	0.1
550,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	487,891	0.0
365,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	299,408	0.0
137,000	Orange SA, 9.000%, 03/01/2031	168,322	0.0
649,000	Paramount Global, 4.375%, 03/15/2043	458,326	0.0
1,032,000 (2)	Paramount Global, 4.950%, 01/15/2031	930,422	0.1
1,050,000	Paramount Global, 4.950%, 05/19/2050	788,723	0.0
191,000	Paramount Global, 5.250%, 04/01/2044	145,197	0.0
43,000	Paramount Global, 5.500%, 05/15/2033	38,975	0.0
747,000	Paramount Global, 5.850%, 09/01/2043	637,229	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
963,000	Sprint Nextel Corp., 6.875%, 11/15/2028	$1,021,640	0.1
2,515,000	Sprint Nextel Corp., 8.750%, 03/15/2032	3,042,451	0.1
136,000	Time Warner Cable Enterprises LLC, 8.375%, 07/15/2033	149,484	0.0
1,000,000	Time Warner Cable LLC, 5.500%, 09/01/2041	832,729	0.1
3,754,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,314,648	0.2
527,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	457,253	0.0
508,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	467,236	0.0
69,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	57,375	0.0
163,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	151,206	0.0
691,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	600,775	0.0
163,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	137,924	0.0
155,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	140,112	0.0
1,130,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	998,223	0.1
198,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	182,529	0.0
851,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	752,121	0.0
731,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	627,687	0.0
370,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	382,449	0.0
1,193,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	1,213,558	0.1
25,000	TWDC Enterprises 18 Corp., 4.125%, 12/01/2041	22,021	0.0
507,000	Verizon Communications, Inc., 1.750%, 01/20/2031	400,188	0.0
748,000	Verizon Communications, Inc., 2.550%, 03/21/2031	624,751	0.0
279,000	Verizon Communications, Inc., 3.400%, 03/22/2041	215,504	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,094,000	Verizon Communications, Inc., 4.400%, 11/01/2034	$1,010,325	0.1
422,000	Verizon Communications, Inc., 4.500%, 08/10/2033	398,380	0.0
3,176,000	Verizon Communications, Inc., 4.812%, 03/15/2039	2,974,049	0.1
83,000	Vodafone Group PLC, 5.125%, 06/19/2059	73,753	0.0
422,000	Vodafone Group PLC, 5.750%, 02/10/2063	408,578	0.0
94,000	Walt Disney Co/The, 2.000%, 09/01/2029	80,066	0.0
78,000	Walt Disney Co/The, 4.750%, 09/15/2044	74,144	0.0
55,000	Walt Disney Co/The, 5.400%, 10/01/2043	56,133	0.0
157,000	Walt Disney Co/The, 6.550%, 03/15/2033	174,536	0.0
130,000	Walt Disney Co/The, 8.500%, 02/23/2025	135,891	0.0
		52,881,640	2.3
	Consumer, Cyclical: 1.2%
122,986	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	114,524	0.0
38,676	American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	35,885	0.0
1,617,737	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	1,451,646	0.1
97,621	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	86,684	0.0
310,270	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	286,187	0.0
1,525,881	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,358,319	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
454,646	American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	$396,952	0.0
872,000	American Honda Finance Corp., 4.700%, 01/12/2028	865,719	0.0
86,193	Delta Air Lines 2015-1 Class A Pass Through Trust, 3.875%, 01/30/2029	77,934	0.0
631,248	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	544,781	0.0
176,307 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	171,281	0.0
517,000	Dollar General Corp., 5.200%, 07/05/2028	511,856	0.0
465,000	Dollar General Corp., 5.450%, 07/05/2033	461,750	0.0
935,000	General Motors Co., 6.125%, 10/01/2025	941,732	0.1
985,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	969,853	0.1
1,893,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,815,714	0.1
387,000	General Motors Financial Co., Inc., 5.850%, 04/06/2030	383,989	0.0
378,000	Home Depot, Inc./The, 2.750%, 09/15/2051	254,785	0.0
90,000	Home Depot, Inc./The, 3.250%, 04/15/2032	80,895	0.0
250,000	Home Depot, Inc./The, 3.300%, 04/15/2040	203,209	0.0
71,000	Home Depot, Inc./The, 4.950%, 09/15/2052	70,572	0.0
925,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	918,090	0.0
496,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	405,166	0.0
351,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	282,174	0.0
119,000	Lowe’s Cos, Inc., 4.650%, 04/15/2042	105,941	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
398,000	Lowe’s Cos, Inc., 5.750%, 07/01/2053	$405,872	0.0
124,000	Lowe’s Cos, Inc., 5.800%, 09/15/2062	122,728	0.0
303,000	Lowe’s Cos, Inc., 5.850%, 04/01/2063	302,356	0.0
109,000	McDonald’s Corp., 5.700%, 02/01/2039	112,475	0.0
666,400 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	668,664	0.0
1,977,000 (2)	Target Corp., 4.400%, 01/15/2033	1,922,831	0.1
910,000	Target Corp., 4.800%, 01/15/2053	871,782	0.0
313,000	Toyota Motor Credit Corp., 1.900%, 01/13/2027	282,812	0.0
595,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	583,936	0.0
1,150,000	Toyota Motor Credit Corp., 4.550%, 09/20/2027	1,134,710	0.1
223,000	Toyota Motor Credit Corp., 4.700%, 01/12/2033	220,969	0.0
2,027,772	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	1,790,044	0.1
29,805	United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	25,868	0.0
289,418	United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	261,512	0.0
139,515	United Airlines 2019-1 Class AA Pass Through Trust, 4.150%, 02/25/2033	128,168	0.0
1,512,828	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	1,501,708	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,008,892	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	$1,993,065	0.1
963,000	Walmart, Inc., 4.000%, 04/15/2030	937,078	0.1
481,000	Walmart, Inc., 4.100%, 04/15/2033	467,288	0.0
1,901,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	1,773,950	0.1
449,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	378,696	0.0
206,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	167,872	0.0
435,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	354,801	0.0
293,000	WW Grainger, Inc., 3.750%, 05/15/2046	237,859	0.0
		29,442,682	1.2
	Consumer, Non-cyclical: 4.7%
109,000	Abbott Laboratories, 4.900%, 11/30/2046	110,125	0.0
1,663,000	AbbVie, Inc., 2.600%, 11/21/2024	1,596,402	0.1
251,000	AbbVie, Inc., 3.200%, 05/14/2026	237,983	0.0
280,000	AbbVie, Inc., 3.200%, 11/21/2029	253,376	0.0
276,000	AbbVie, Inc., 4.050%, 11/21/2039	240,441	0.0
1,257,000	AbbVie, Inc., 4.300%, 05/14/2036	1,155,269	0.1
1,964,000	AbbVie, Inc., 4.400%, 11/06/2042	1,759,839	0.1
870,000	AbbVie, Inc., 4.500%, 05/14/2035	827,079	0.0
292,000	AbbVie, Inc., 4.550%, 03/15/2035	278,294	0.0
1,931,000	AbbVie, Inc., 4.625%, 10/01/2042	1,747,402	0.1
609,000	Altria Group, Inc., 3.700%, 02/04/2051	408,528	0.0
750,000	Altria Group, Inc., 3.875%, 09/16/2046	526,422	0.0
220,000	Amgen, Inc., 2.200%, 02/21/2027	199,978	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
54,000	Amgen, Inc., 2.300%, 02/25/2031	$44,898	0.0
178,000	Amgen, Inc., 2.450%, 02/21/2030	152,708	0.0
937,000	Amgen, Inc., 2.770%, 09/01/2053	583,007	0.0
347,000	Amgen, Inc., 3.150%, 02/21/2040	265,633	0.0
745,000	Amgen, Inc., 4.400%, 02/22/2062	612,111	0.0
146,000	Amgen, Inc., 5.250%, 03/02/2030	146,403	0.0
990,000	Amgen, Inc., 5.250%, 03/02/2033	991,735	0.1
2,538,000	Amgen, Inc., 5.600%, 03/02/2043	2,547,420	0.1
1,285,000	Amgen, Inc., 5.650%, 03/02/2053	1,302,258	0.1
817,000	Amgen, Inc., 5.750%, 03/02/2063	829,444	0.0
1,375,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,338,340	0.1
1,324,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,266,582	0.1
355,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	329,082	0.0
314,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	282,954	0.0
278,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	276,945	0.0
1,260,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,304,816	0.1
529,000	Astrazeneca Finance LLC, 4.900%, 03/03/2030	530,333	0.0
140,000	BAT Capital Corp., 3.557%, 08/15/2027	128,824	0.0
866,000	BAT Capital Corp., 3.734%, 09/25/2040	617,047	0.0
221,000	BAT Capital Corp., 4.390%, 08/15/2037	176,957	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,132,000	Becton Dickinson & Co., 4.693%, 02/13/2028	$1,117,269	0.1
176,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	168,508	0.0
44,000	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	40,895	0.0
272,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	220,866	0.0
64,000	Bristol-Myers Squibb Co., 3.900%, 03/15/2062	51,479	0.0
1,757,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,603,564	0.1
161,000	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	150,300	0.0
94,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	88,961	0.0
796,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	633,723	0.0
494,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	413,928	0.0
1,008,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	811,394	0.0
84,000	Centene Corp., 2.450%, 07/15/2028	71,881	0.0
570,000	Centene Corp., 2.625%, 08/01/2031	454,974	0.0
8,931,000	Centene Corp., 3.000%, 10/15/2030	7,450,749	0.3
2,195,000	Cigna Corp., 3.250%, 04/15/2025	2,103,421	0.1
58,000	Cigna Corp., 4.125%, 11/15/2025	56,484	0.0
2,101,000	Cigna Corp., 4.800%, 08/15/2038	1,985,506	0.1
475,000 (1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	419,328	0.0
755,000 (1)	CSL Finance PLC, 4.750%, 04/27/2052	703,957	0.0
321,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	297,649	0.0
952,000	CVS Health Corp., 2.700%, 08/21/2040	665,256	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,075,000	CVS Health Corp., 3.875%, 07/20/2025	$1,045,089	0.1
1,886,000	CVS Health Corp., 4.125%, 04/01/2040	1,590,931	0.1
284,000	CVS Health Corp., 4.300%, 03/25/2028	274,091	0.0
3,716,000	CVS Health Corp., 4.780%, 03/25/2038	3,431,450	0.2
203,000	CVS Health Corp., 5.125%, 07/20/2045	187,921	0.0
215,000	CVS Health Corp., 5.300%, 06/01/2033	214,773	0.0
703,000	CVS Health Corp., 6.000%, 06/01/2063	723,970	0.0
46,778	CVS Pass-Through Trust, 6.943%, 01/10/2030	47,686	0.0
507,000 (1)	Danone SA, 2.589%, 11/02/2023	501,762	0.0
224,000	Diageo Capital PLC, 2.125%, 10/24/2024	214,342	0.0
262,000	Diageo Capital PLC, 3.500%, 09/18/2023	260,810	0.0
200,000	Diageo Capital PLC, 5.300%, 10/24/2027	203,359	0.0
44,000	Elevance Health, Inc., 2.550%, 03/15/2031	36,997	0.0
201,000	Elevance Health, Inc., 2.875%, 09/15/2029	177,233	0.0
165,000	Elevance Health, Inc., 4.625%, 05/15/2042	148,580	0.0
378,000	Elevance Health, Inc., 4.900%, 02/08/2026	371,928	0.0
106,000	Elevance Health, Inc., 5.100%, 01/15/2044	100,826	0.0
1,112,000	Eli Lilly & Co., 4.875%, 02/27/2053	1,143,037	0.1
555,000	Eli Lilly & Co., 4.950%, 02/27/2063	566,882	0.0
998,000	Equifax, Inc., 5.100%, 06/01/2028	984,070	0.1
721,000 (1)	ERAC USA Finance LLC, 5.400%, 05/01/2053	720,378	0.0
612,000 (2)	Estee Lauder Cos, Inc./The, 4.650%, 05/15/2033	602,024	0.0
1,105,000	Estee Lauder Cos, Inc./The, 5.150%, 05/15/2053	1,126,278	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
932,000 (1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	$804,447	0.0
1,456,000	Global Payments, Inc., 1.200%, 03/01/2026	1,294,577	0.1
491,000	Global Payments, Inc., 4.450%, 06/01/2028	461,149	0.0
471,000	Global Payments, Inc., 5.950%, 08/15/2052	451,364	0.0
614,000	Haleon US Capital LLC, 3.375%, 03/24/2029	558,324	0.0
345,000	HCA, Inc., 2.375%, 07/15/2031	276,129	0.0
440,000 (1)	HCA, Inc., 3.125%, 03/15/2027	404,333	0.0
130,000 (1)	HCA, Inc., 3.375%, 03/15/2029	115,680	0.0
326,000	HCA, Inc., 3.500%, 09/01/2030	285,919	0.0
670,000 (1)	HCA, Inc., 4.375%, 03/15/2042	555,607	0.0
1,604,000	HCA, Inc., 4.500%, 02/15/2027	1,548,133	0.1
772,000	HCA, Inc., 5.250%, 04/15/2025	762,568	0.0
295,000	HCA, Inc., 5.250%, 06/15/2049	266,465	0.0
930,000	HCA, Inc., 5.500%, 06/01/2033	928,929	0.0
67,000	HCA, Inc., 5.875%, 02/01/2029	67,469	0.0
958,000	HCA, Inc., 5.900%, 06/01/2053	949,946	0.1
253,000	Hershey Co/The, 3.125%, 11/15/2049	186,962	0.0
124,000	Hormel Foods Corp., 3.050%, 06/03/2051	88,486	0.0
1,115,000	Humana, Inc., 1.350%, 02/03/2027	970,790	0.1
155,000	J M Smucker Co/The, 2.750%, 09/15/2041	108,654	0.0
155,000	Johnson & Johnson, 2.100%, 09/01/2040	109,298	0.0
613,000	Johnson & Johnson, 3.625%, 03/03/2037	552,147	0.0
161,000	Johnson & Johnson, 5.850%, 07/15/2038	179,779	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,326,000 (1)	Kenvue, Inc., 4.900%, 03/22/2033	$1,342,494	0.1
551,000 (1)	Kenvue, Inc., 5.050%, 03/22/2028	555,807	0.0
65,000 (1)	Kenvue, Inc., 5.050%, 03/22/2053	66,407	0.0
1,123,000 (1)	Kenvue, Inc., 5.100%, 03/22/2043	1,142,455	0.1
1,016,000 (1)	Kenvue, Inc., 5.200%, 03/22/2063	1,041,050	0.1
403,000	Kraft Heinz Foods Co., 5.000%, 06/04/2042	377,361	0.0
400,000	Kraft Heinz Foods Co., 5.200%, 07/15/2045	381,139	0.0
384,000 (1)	Mars, Inc., 2.375%, 07/16/2040	264,075	0.0
1,870,000 (1)	Mars, Inc., 3.875%, 04/01/2039	1,587,077	0.1
644,000	McKesson Corp., 5.250%, 02/15/2026	641,858	0.0
1,759,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	1,724,721	0.1
230,000	Merck & Co., Inc., 4.500%, 05/17/2033	228,244	0.0
628,000	Merck & Co., Inc., 4.900%, 05/17/2044	630,025	0.0
558,000	Merck & Co., Inc., 5.000%, 05/17/2053	565,712	0.0
579,000	Merck & Co., Inc., 5.150%, 05/17/2063	591,903	0.0
534,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	442,673	0.0
125,000	Mondelez International, Inc., 2.625%, 03/17/2027	115,464	0.0
852,000	Mylan, Inc., 5.200%, 04/15/2048	664,428	0.0
1,145,000 (1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	1,027,694	0.1
1,116,000 (1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	1,092,162	0.1
380,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	322,428	0.0
50,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	44,374	0.0
2,243,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	2,181,695	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
3,383,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	$3,371,569	0.2
160,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	160,466	0.0
2,774,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	2,886,253	0.1
637,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	645,143	0.0
2,911,000	Philip Morris International, Inc., 5.375%, 02/15/2033	2,906,194	0.1
147,000	Quanta Services, Inc., 2.350%, 01/15/2032	115,785	0.0
560,000	Reynolds American, Inc., 5.850%, 08/15/2045	498,690	0.0
480,000 (1)	Roche Holdings, Inc., 2.607%, 12/13/2051	325,693	0.0
537,000	Royalty Pharma PLC, 1.200%, 09/02/2025	484,486	0.0
1,160,000	Royalty Pharma PLC, 1.750%, 09/02/2027	995,386	0.1
432,000	S&P Global, Inc., 1.250%, 08/15/2030	340,455	0.0
246,000	S&P Global, Inc., 2.450%, 03/01/2027	227,053	0.0
1,131,000	S&P Global, Inc., 2.700%, 03/01/2029	1,018,757	0.1
1,422,000	S&P Global, Inc., 2.900%, 03/01/2032	1,233,110	0.1
200,000	Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	151,534	0.0
420,000	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	417,748	0.0
95,000	Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	95,484	0.0
830,000 (1)	Triton Container International Ltd., 2.050%, 04/15/2026	724,981	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
657,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	$506,155	0.0
153,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	138,431	0.0
774,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	575,583	0.0
379,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	293,285	0.0
158,000	UnitedHealth Group, Inc., 3.250%, 05/15/2051	118,026	0.0
1,215,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,020,234	0.1
518,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	426,892	0.0
1,171,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	1,118,389	0.1
61,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	55,641	0.0
34,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	32,285	0.0
625,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	621,692	0.0
976,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	977,314	0.1
465,000	UnitedHealth Group, Inc., 5.875%, 02/15/2053	516,988	0.0
437,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	344,836	0.0
553,000	Viatris, Inc., 2.700%, 06/22/2030	447,798	0.0
1,827,000	Viatris, Inc., 3.850%, 06/22/2040	1,264,031	0.1
		111,267,912	4.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 2.1%
321,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	$212,662	0.0
1,012,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	691,878	0.0
177,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	123,537	0.0
174,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	166,633	0.0
226,000	BP Capital Markets PLC, 3.279%, 09/19/2027	212,937	0.0
752,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	685,918	0.0
302,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	260,314	0.0
37,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	33,534	0.0
624,000 (1)	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	626,596	0.0
989,000	ConocoPhillips Co., 5.300%, 05/15/2053	1,006,858	0.1
3,934,000	Coterra Energy, Inc., 3.900%, 05/15/2027	3,710,635	0.2
33,000	Coterra Energy, Inc., 4.375%, 03/15/2029	30,844	0.0
1,181,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	907,179	0.1
207,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	163,970	0.0
1,093,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	1,131,136	0.1
437,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	442,516	0.0
1,198,000	Enbridge, Inc., 5.700%, 03/08/2033	1,214,995	0.1
979,000 (3)	Enbridge, Inc., 5.750%, 07/15/2080	885,304	0.1
809,000 (3)	Enbridge, Inc., 7.375%, 01/15/2083	795,335	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
798,000 (3)	Enbridge, Inc., 7.625%, 01/15/2083	$803,882	0.0
582,000	Energy Transfer L.P., 4.250%, 04/01/2024	573,203	0.0
154,000	Energy Transfer L.P., 4.900%, 03/15/2035	141,391	0.0
1,625,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,410,902	0.1
1,936,000	Energy Transfer L.P., 5.300%, 04/15/2047	1,686,539	0.1
845,000	Energy Transfer L.P., 5.350%, 05/15/2045	739,678	0.0
169,000	Energy Transfer L.P., 5.400%, 10/01/2047	149,194	0.0
648,000	Energy Transfer L.P., 5.750%, 02/15/2033	653,133	0.0
399,000	Energy Transfer L.P., 5.800%, 06/15/2038	383,197	0.0
342,000	Energy Transfer L.P., 6.000%, 06/15/2048	324,816	0.0
1,067,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,062,771	0.1
1,385,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,347,600	0.1
1,200,000 (3)	Enterprise Products Operating LLC, 8.304%, 08/16/2077	1,182,936	0.1
55,000	EQT Corp., 5.700%, 04/01/2028	54,339	0.0
826,000	Equinor ASA, 3.125%, 04/06/2030	756,902	0.0
304,000	Exxon Mobil Corp., 2.275%, 08/16/2026	282,147	0.0
95,000	Exxon Mobil Corp., 2.995%, 08/16/2039	75,492	0.0
387,000	Exxon Mobil Corp., 4.227%, 03/19/2040	357,098	0.0
1,000,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	980,133	0.1
920,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	817,534	0.0
786,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	725,054	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
779,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	$644,211	0.0
752,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	744,996	0.0
234,000	Marathon Petroleum Corp., 6.500%, 03/01/2041	241,413	0.0
88,000	MPLX L.P., 1.750%, 03/01/2026	79,921	0.0
206,000	MPLX L.P., 4.000%, 02/15/2025	199,746	0.0
1,100,000	MPLX L.P., 4.000%, 03/15/2028	1,037,416	0.1
91,000	MPLX L.P., 5.200%, 03/01/2047	79,935	0.0
473,000	MPLX L.P., 5.500%, 02/15/2049	429,151	0.0
611,000 (1)	Northern Natural Gas Co., 3.400%, 10/16/2051	418,129	0.0
223,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	231,920	0.0
468,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	511,662	0.0
134,000 (2)	Occidental Petroleum Corp., 8.500%, 07/15/2027	144,869	0.0
414,000	ONEOK Partners L.P., 6.125%, 02/01/2041	400,667	0.0
908,000	ONEOK Partners L.P., 6.200%, 09/15/2043	880,168	0.1
766,000	ONEOK, Inc., 5.850%, 01/15/2026	769,189	0.0
363,000	Ovintiv, Inc., 5.650%, 05/15/2028	356,080	0.0
217,000	Ovintiv, Inc., 6.250%, 07/15/2033	214,173	0.0
238,000	Ovintiv, Inc., 6.500%, 08/15/2034	238,719	0.0
580,000	Ovintiv, Inc., 7.100%, 07/15/2053	597,538	0.0
405,000	Ovintiv, Inc., 7.375%, 11/01/2031	434,595	0.0
164,000	Phillips 66, 0.900%, 02/15/2024	159,162	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
52,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	$42,174	0.0
409,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	360,742	0.0
35,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	26,212	0.0
1,779,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,733,737	0.1
1,522,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,443,388	0.1
906,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	892,325	0.1
584,000 (1)	Santos Finance Ltd., 3.649%, 04/29/2031	485,344	0.0
875,000	Schlumberger Investment SA, 4.850%, 05/15/2033	860,901	0.1
104,000	Shell International Finance BV, 2.875%, 11/26/2041	77,838	0.0
170,000	Shell International Finance BV, 3.000%, 11/26/2051	119,945	0.0
604,000	Targa Resources Corp., 4.200%, 02/01/2033	535,099	0.0
530,000	Targa Resources Corp., 4.950%, 04/15/2052	438,564	0.0
274,000	Targa Resources Corp., 6.250%, 07/01/2052	268,198	0.0
138,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	119,479	0.0
863,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	798,521	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
361,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	$275,151	0.0
113,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	100,549	0.0
3,804,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	3,673,729	0.2
247,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	222,403	0.0
330,000	Williams Partners L.P., 3.750%, 06/15/2027	311,619	0.0
		49,410,300	2.1
	Financial: 9.6%
600,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	456,517	0.0
130,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	88,875	0.0
126,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	113,123	0.0
1,073,000	Alleghany Corp., 3.250%, 08/15/2051	769,194	0.0
661,000	Alleghany Corp., 3.625%, 05/15/2030	614,556	0.0
45,000	Alleghany Corp., 4.900%, 09/15/2044	41,966	0.0
476,000 (3)	American Express Co., 4.990%, 05/01/2026	470,324	0.0
419,000 (3)	American Express Co., 5.043%, 05/01/2034	410,052	0.0
335,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	266,498	0.0
213,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	139,877	0.0
653,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	564,947	0.0
339,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	265,009	0.0
382,000	American International Group, Inc., 3.900%, 04/01/2026	367,315	0.0
1,316,000	American International Group, Inc., 5.125%, 03/27/2033	1,286,135	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
248,000	American Tower Corp., 2.700%, 04/15/2031	$205,898	0.0
179,000	American Tower Corp., 3.600%, 01/15/2028	165,005	0.0
537,000	American Tower Corp., 3.650%, 03/15/2027	503,295	0.0
93,000	American Tower Corp., 4.400%, 02/15/2026	90,188	0.0
552,000	American Tower Corp., 5.250%, 07/15/2028	546,093	0.0
1,186,000	American Tower Corp., 5.550%, 07/15/2033	1,195,239	0.1
729,000	American Tower Corp., 5.650%, 03/15/2033	739,930	0.0
1,249,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	1,257,231	0.1
224,000 (1)(3)	ASB Bank Ltd., 5.284%, 06/17/2032	215,159	0.0
1,161,000	Assurant, Inc., 3.700%, 02/22/2030	999,465	0.1
1,314,000 (1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	1,139,731	0.1
863,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	845,180	0.0
712,000 (1)	Aviation Capital Group LLC, 6.250%, 04/15/2028	711,021	0.0
237,000 (1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	210,808	0.0
3,207,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	2,707,289	0.1
164,000 (1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	153,349	0.0
131,000 (1)(2)	Avolon Holdings Funding Ltd., 5.500%, 01/15/2026	127,002	0.0
1,000,000	Banco Santander SA, 2.746%, 05/28/2025	939,369	0.1
600,000 (3)	Banco Santander SA, 3.225%, 11/22/2032	475,946	0.0
3,375,000 (3)	Bank of America Corp., 1.530%, 12/06/2025	3,156,486	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
482,000 (3)	Bank of America Corp., 1.658%, 03/11/2027	$433,975	0.0
4,955,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	4,426,437	0.2
1,668,000 (3)	Bank of America Corp., 1.843%, 02/04/2025	1,625,367	0.1
474,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	377,676	0.0
225,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	210,813	0.0
1,538,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	1,313,179	0.1
349,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	279,241	0.0
2,894,000 (3)	Bank of America Corp., 2.482%, 09/21/2036	2,215,312	0.1
1,139,000 (3)	Bank of America Corp., 2.551%, 02/04/2028	1,028,867	0.1
806,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	656,798	0.0
145,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	121,805	0.0
945,000 (3)	Bank of America Corp., 2.651%, 03/11/2032	783,072	0.0
420,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	295,167	0.0
1,509,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	1,251,196	0.1
519,000 (3)	Bank of America Corp., 2.972%, 02/04/2033	432,836	0.0
1,072,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	945,760	0.1
2,664,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	2,445,304	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,723,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	$2,533,398	0.1
476,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	446,483	0.0
1,465,000 (3)	Bank of America Corp., 3.846%, 03/08/2037	1,253,672	0.1
435,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	407,636	0.0
236,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	195,869	0.0
1,133,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	1,075,822	0.1
2,493,000 (3)	Bank of America Corp., 4.375%, 12/31/2199	2,132,138	0.1
1,046,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	1,035,222	0.1
5,081,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	5,036,063	0.2
252,000	Bank of Montreal, 3.700%, 06/07/2025	243,349	0.0
92,000 (3)	Bank of New York Mellon Corp./The, 4.596%, 07/26/2030	88,818	0.0
3,085,000 (3)	Bank of Nova Scotia/ The, 4.588%, 05/04/2037	2,661,283	0.1
1,396,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	1,370,328	0.1
915,000 (3)	Barclays PLC, 7.119%, 06/27/2034	915,151	0.0
65,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	61,998	0.0
752,000	BlackRock, Inc., 4.750%, 05/25/2033	739,530	0.0
798,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	660,499	0.0
1,107,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	825,617	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,428,000 (1)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	$3,504,760	0.2
907,000 (1)	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	903,311	0.0
655,000 (1)(3)	BPCE SA, 2.045%, 10/19/2027	571,716	0.0
955,000 (1)	BPCE SA, 5.700%, 10/22/2023	950,935	0.1
290,000	Camden Property Trust, 2.800%, 05/15/2030	252,113	0.0
725,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	621,533	0.0
1,937,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	1,646,673	0.1
1,317,000 (3)	Capital One Financial Corp., 6.312%, 06/08/2029	1,309,198	0.1
926,000 (3)	Capital One Financial Corp., 6.377%, 06/08/2034	919,880	0.1
994,000	CBRE Services, Inc., 5.950%, 08/15/2034	982,351	0.1
1,482,000 (3)	Charles Schwab Corp./The, 5.643%, 05/19/2029	1,482,033	0.1
2,257,000 (3)	Charles Schwab Corp./The, 5.853%, 05/19/2034	2,292,167	0.1
757,000	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	602,610	0.0
561,000	CI Financial Corp., 4.100%, 06/15/2051	341,808	0.0
130,000 (3)	Citigroup, Inc., 3.070%, 02/24/2028	119,705	0.0
159,000 (3)	Citigroup, Inc., 4.412%, 03/31/2031	149,580	0.0
807,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	633,322	0.0
186,000	Citizens Financial Group, Inc., 2.638%, 09/30/2032	131,595	0.0
497,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	428,433	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
745,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	$560,905	0.0
538,000 (1)(3)	Cooperatieve Rabobank UA, 4.655%, 08/22/2028	515,340	0.0
1,150,000 (2)	Corebridge Financial, Inc., 3.900%, 04/05/2032	1,000,782	0.1
2,739,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	2,630,147	0.1
2,000,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	1,992,720	0.1
738,000	Credit Suisse AG/New York NY, 1.250%, 08/07/2026	635,862	0.0
1,030,000	Credit Suisse AG/New York NY, 5.000%, 07/09/2027	995,093	0.1
344,000	Crown Castle, Inc., 2.100%, 04/01/2031	275,543	0.0
225,000	Crown Castle, Inc., 2.500%, 07/15/2031	185,019	0.0
445,000	Crown Castle, Inc., 2.900%, 03/15/2027	407,645	0.0
166,000	Crown Castle, Inc., 3.300%, 07/01/2030	146,840	0.0
395,000	Crown Castle, Inc., 4.800%, 09/01/2028	383,576	0.0
760,000	CubeSmart L.P., 2.250%, 12/15/2028	641,330	0.0
242,000	CubeSmart L.P., 2.500%, 02/15/2032	191,759	0.0
330,000 (1)	Danske Bank A/S, 4.375%, 06/12/2028	305,016	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	599,665	0.0
180,000	Extra Space Storage L.P., 3.900%, 04/01/2029	164,213	0.0
1,994,000	First Horizon Bank, 5.750%, 05/01/2030	1,733,512	0.1
244,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	244,709	0.0
121,000	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	126,652	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
20,000 (3)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	$16,028	0.0
181,000	Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	173,988	0.0
24,000	Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	25,818	0.0
106,000	Goldman Sachs Group, Inc./The, 7.023%, (US0003M + 1.750%), 10/28/2027	107,811	0.0
507,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	521,093	0.0
3,208,000 (1)	Hartford Financial Services Group, Inc./The, 7.446%, (US0003M + 2.125%), 02/12/2067	2,670,837	0.1
1,292,000	Healthpeak OP LLC, 5.250%, 12/15/2032	1,258,521	0.1
1,070,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	944,884	0.1
1,875,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	1,570,348	0.1
1,331,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,264,924	0.1
1,257,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	1,192,459	0.1
1,710,000 (3)	HSBC Holdings PLC, 4.600%, 12/31/2199	1,306,012	0.1
900,000 (3)	HSBC Holdings PLC, 6.332%, 03/09/2044	933,841	0.1
1,586,000 (3)	HSBC Holdings PLC, 6.547%, 06/20/2034	1,580,815	0.1
561,000 (3)	Huntington Bancshares, Inc./OH, 2.487%, 08/15/2036	395,849	0.0
129,000	Huntington Bancshares, Inc./OH, 2.550%, 02/04/2030	103,477	0.0
1,453,000	Huntington National Bank/The, 5.650%, 01/10/2030	1,388,823	0.1
359,000 (3)	ING Groep NV, 4.017%, 03/28/2028	337,177	0.0
2,013,000 (1)	Intact Financial Corp., 5.459%, 09/22/2032	2,007,042	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,067,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	$820,540	0.0
135,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	113,275	0.0
1,059,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	754,831	0.0
629,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	613,292	0.0
112,000	Intercontinental Exchange, Inc., 4.250%, 09/21/2048	97,061	0.0
189,000	Intercontinental Exchange, Inc., 4.350%, 06/15/2029	184,660	0.0
33,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	31,326	0.0
969,000 (1)(3)	Intesa Sanpaolo SpA, 7.778%, 06/20/2054	966,643	0.1
389,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	298,477	0.0
2,145,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	1,825,922	0.1
108,000	Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	81,912	0.0
331,000 (2)	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	296,837	0.0
2,621,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,488,652	0.1
1,777,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,583,341	0.1
984,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	869,292	0.0
994,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	893,319	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,976,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	$1,696,163	0.1
140,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	131,165	0.0
533,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	474,083	0.0
268,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	255,486	0.0
304,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	288,412	0.0
2,843,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	2,612,476	0.1
163,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	123,870	0.0
437,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	305,831	0.0
283,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	261,853	0.0
224,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	215,465	0.0
459,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	440,232	0.0
562,000	KeyBank NA/Cleveland OH, 4.900%, 08/08/2032	446,801	0.0
1,451,000 (3)	KeyCorp, 4.789%, 06/01/2033	1,217,112	0.1
435,000	Kite Realty Group L.P., 4.000%, 10/01/2026	390,485	0.0
454,000	Life Storage L.P., 2.400%, 10/15/2031	360,373	0.0
605,000	Life Storage L.P., 4.000%, 06/15/2029	549,599	0.0
317,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	298,621	0.0
200,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	194,871	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
640,000 (3)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	$635,347	0.0
2,704,000 (3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	2,477,270	0.1
420,000 (1)	LSEGA Financing PLC, 1.375%, 04/06/2026	374,767	0.0
1,028,000 (1)	Metropolitan Life Global Funding I, 5.150%, 03/28/2033	1,017,491	0.1
62,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	49,002	0.0
308,000	Mid-America Apartments L.P., 2.750%, 03/15/2030	267,540	0.0
176,000	Mid-America Apartments L.P., 3.600%, 06/01/2027	166,380	0.0
290,000	Mid-America Apartments L.P., 4.200%, 06/15/2028	277,124	0.0
382,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	349,924	0.0
1,767,000 (3)	Mizuho Financial Group, Inc., 5.748%, 07/06/2034	1,774,264	0.1
620,000 (3)	Morgan Stanley, 0.791%, 01/22/2025	600,947	0.0
213,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	190,014	0.0
2,728,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	2,417,929	0.1
1,617,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	1,448,359	0.1
295,000 (3)	Morgan Stanley, 1.928%, 04/28/2032	230,425	0.0
1,074,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	1,008,652	0.1
519,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	468,768	0.0
61,000 (3)	Morgan Stanley, 2.511%, 10/20/2032	49,298	0.0
165,000 (3)	Morgan Stanley, 2.699%, 01/22/2031	140,400	0.0
642,000 (3)	Morgan Stanley, 2.720%, 07/22/2025	619,307	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
983,000 (3)	Morgan Stanley, 2.802%, 01/25/2052	$646,138	0.0
1,635,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,509,910	0.1
538,000	Morgan Stanley, 3.875%, 01/27/2026	519,523	0.0
4,000,000	Morgan Stanley, 4.000%, 07/23/2025	3,884,834	0.2
1,343,000 (3)	Morgan Stanley, 5.164%, 04/20/2029	1,327,606	0.1
6,476,000 (3)	Morgan Stanley, 5.250%, 04/21/2034	6,397,762	0.3
1,879,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	1,778,934	0.1
4,536,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	4,479,778	0.2
377,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	387,735	0.0
1,793,000 (3)	Morgan Stanley, 6.342%, 10/18/2033	1,908,219	0.1
1,064,000 (3)	NatWest Group PLC, 5.808%, 09/13/2029	1,049,209	0.1
1,329,000 (1)	New York Life Global Funding, 4.550%, 01/28/2033	1,281,336	0.1
1,074,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	953,550	0.1
2,420,000	Northern Trust Corp., 6.125%, 11/02/2032	2,510,051	0.1
1,244,000	Old Republic International Corp., 3.850%, 06/11/2051	889,565	0.0
5,000,000	ORIX Corp., 3.250%, 12/04/2024	4,802,074	0.2
3,325,000 (3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	2,781,279	0.1
295,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	199,221	0.0
1,130,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,104,615	0.1
538,000 (3)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	485,545	0.0
3,040,000 (3)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	2,736,760	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,102,000	Prologis L.P., 5.125%, 01/15/2034	$1,094,802	0.1
805,000	Prologis L.P., 5.250%, 06/15/2053	791,859	0.0
405,000	Realty Income Corp., 3.950%, 08/15/2027	385,176	0.0
704,000	Realty Income Corp., 4.875%, 06/01/2026	696,784	0.0
1,158,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	904,109	0.0
42,000	Royal Bank of Canada, 3.625%, 05/04/2027	39,761	0.0
89,000	Royal Bank of Canada, 4.240%, 08/03/2027	85,898	0.0
448,000	Sabra Health Care L.P., 3.200%, 12/01/2031	334,726	0.0
640,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	559,331	0.0
164,000 (3)	State Street Corp., 5.820%, 11/04/2028	168,126	0.0
248,000	Sumitomo Mitsui Financial Group, Inc., 5.520%, 01/13/2028	249,185	0.0
162,000	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	148,552	0.0
467,000 (3)	Truist Financial Corp., 1.267%, 03/02/2027	412,091	0.0
683,000 (3)	Truist Financial Corp., 4.800%, 12/31/2199	583,965	0.0
1,409,000 (3)	Truist Financial Corp., 5.100%, 12/31/2199	1,225,830	0.1
5,893,000 (3)	Truist Financial Corp., 5.867%, 06/08/2034	5,898,103	0.3
889,000 (2)	Truist Financial Corp., 6.202%, (US0003M + 0.650%), 03/15/2028	774,089	0.0
2,983,000	UBS AG, 5.125%, 05/15/2024	2,937,450	0.1
750,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	657,594	0.0
525,000 (1)(3)	UBS Group AG, 4.375%, 12/31/2199	371,143	0.0
633,000 (1)(3)	UBS Group AG, 4.751%, 05/12/2028	600,390	0.0
391,000 (3)	UBS Group AG, 5.125%, 12/31/2199	341,534	0.0
3,250,000 (1)(3)	UBS Group AG, 6.537%, 08/12/2033	3,331,294	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,852,000 (1)(3)	UBS Group AG, 9.016%, 11/15/2033	$2,221,260	0.1
899,000 (3)	US Bancorp, 5.836%, 06/12/2034	905,917	0.0
163,000	Ventas Realty L.P., 5.700%, 09/30/2043	153,999	0.0
370,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	348,609	0.0
1,678,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	1,598,566	0.1
539,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	396,896	0.0
245,000 (3)	Wells Fargo & Co., 4.611%, 04/25/2053	215,070	0.0
594,000 (3)	Wells Fargo & Co., 5.013%, 04/04/2051	553,719	0.0
4,480,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	4,453,469	0.2
61,000	Weyerhaeuser Co., 4.000%, 03/09/2052	48,783	0.0
434,000	Weyerhaeuser Co., 4.750%, 05/15/2026	426,544	0.0
		224,437,305	9.6
	Industrial: 1.8%
593,000	Avnet, Inc., 5.500%, 06/01/2032	563,552	0.0
689,000	Avnet, Inc., 6.250%, 03/15/2028	696,119	0.0
1,472,000	Berry Global, Inc., 1.650%, 01/15/2027	1,270,847	0.1
1,581,000	Boeing Co/The, 3.250%, 02/01/2028	1,452,623	0.1
446,000	Boeing Co/The, 3.250%, 02/01/2035	361,920	0.0
340,000	Boeing Co/The, 3.625%, 02/01/2031	306,323	0.0
211,000	Boeing Co/The, 3.850%, 11/01/2048	155,885	0.0
768,000	Boeing Co/The, 4.875%, 05/01/2025	757,343	0.0
980,000	Boeing Co/The, 5.150%, 05/01/2030	971,181	0.1
283,000	Boeing Co/The, 5.705%, 05/01/2040	282,509	0.0
1,204,000	Boeing Co/The, 5.805%, 05/01/2050	1,200,627	0.1
400,000	Boeing Co/The, 5.930%, 05/01/2060	396,475	0.0
1,498,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,239,999	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
114,000	Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	$97,880	0.0
170,000	Burlington Northern Santa Fe LLC, 4.150%, 04/01/2045	148,156	0.0
42,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	38,038	0.0
269,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	244,019	0.0
9,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	8,189	0.0
198,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	182,800	0.0
126,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	122,066	0.0
146,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	144,720	0.0
1,172,000	Burlington Northern Santa Fe LLC, 5.200%, 04/15/2054	1,196,619	0.1
62,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	61,611	0.0
1,000,000	CSX Corp., 4.650%, 03/01/2068	897,154	0.0
160,000	Deere & Co., 3.100%, 04/15/2030	146,420	0.0
646,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	647,166	0.0
83,000	Honeywell International, Inc., 5.000%, 02/15/2033	84,684	0.0
265,000	John Deere Capital Corp., 3.350%, 04/18/2029	246,715	0.0
2,323,000	John Deere Capital Corp., 4.700%, 06/10/2030	2,309,297	0.1
765,000	John Deere Capital Corp., 4.750%, 01/20/2028	764,922	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
901,000	Lockheed Martin Corp., 4.750%, 02/15/2034	$899,352	0.0
912,000	Lockheed Martin Corp., 5.200%, 02/15/2055	941,949	0.1
399,000	Lockheed Martin Corp., 5.250%, 01/15/2033	413,516	0.0
290,000	Lockheed Martin Corp., 5.900%, 11/15/2063	330,433	0.0
64,000	Norfolk Southern Corp., 2.900%, 08/25/2051	42,470	0.0
219,000	Norfolk Southern Corp., 3.950%, 10/01/2042	180,025	0.0
387,000	Norfolk Southern Corp., 4.100%, 05/15/2121	273,620	0.0
57,000	Northrop Grumman Corp., 4.950%, 03/15/2053	55,585	0.0
797,000	Northrop Grumman Corp., 5.150%, 05/01/2040	785,914	0.0
203,000	Parker-Hannifin Corp., 4.250%, 09/15/2027	196,994	0.0
1,295,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,152,444	0.1
1,661,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,467,925	0.1
2,021,000 (1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.200%, 06/15/2030	2,033,479	0.1
118,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	117,710	0.0
177,000	Raytheon Technologies Corp., 4.350%, 04/15/2047	157,088	0.0
1,671,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,538,604	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
2,315,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	$2,132,429	0.1
17,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	15,824	0.0
898,000	Raytheon Technologies Corp., 5.150%, 02/27/2033	910,668	0.0
1,007,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	1,046,731	0.1
119,000	Republic Services, Inc., 2.900%, 07/01/2026	111,584	0.0
1,073,000	Ryder System, Inc., 5.250%, 06/01/2028	1,060,263	0.1
1,070,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	931,598	0.1
1,624,000 (1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	1,420,958	0.1
470,000	Trane Technologies Financing Ltd., 5.250%, 03/03/2033	476,033	0.0
47,000	Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	44,534	0.0
64,000	Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	61,148	0.0
845,000	Trane Technologies Luxembourg Finance SA, 3.550%, 11/01/2024	819,008	0.0
46,000	Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	43,367	0.0
2,250,000 (1)	TTX Co., 3.600%, 01/15/2025	2,178,987	0.1
265,000 (1)(2)	TTX Co., 5.650%, 12/01/2052	281,439	0.0
48,000	Union Pacific Corp., 3.375%, 02/01/2035	41,124	0.0
208,000	Union Pacific Corp., 3.550%, 08/15/2039	174,981	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
21,000	Union Pacific Corp., 3.600%, 09/15/2037	$17,944	0.0
195,000	Union Pacific Corp., 3.750%, 02/05/2070	147,802	0.0
444,000	Union Pacific Corp., 3.799%, 10/01/2051	364,373	0.0
286,000	Union Pacific Corp., 3.839%, 03/20/2060	227,997	0.0
120,000	Union Pacific Corp., 3.875%, 02/01/2055	97,164	0.0
30,000	Union Pacific Corp., 3.950%, 08/15/2059	24,319	0.0
543,000	Union Pacific Corp., 5.150%, 01/20/2063	545,563	0.0
336,000	Waste Connections, Inc., 2.600%, 02/01/2030	290,979	0.0
519,000	Waste Management, Inc., 4.625%, 02/15/2030	511,766	0.0
465,000	Waste Management, Inc., 4.625%, 02/15/2033	455,859	0.0
120,000	WRKCo, Inc., 4.650%, 03/15/2026	116,485	0.0
386,000	Xylem, Inc./NY, 3.250%, 11/01/2026	363,101	0.0
		42,496,995	1.8
	Technology: 1.6%
1,302,000	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	1,234,792	0.1
1,934,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	1,762,742	0.1
246,000	Apple, Inc., 2.700%, 08/05/2051	171,578	0.0
885,000	Apple, Inc., 2.850%, 08/05/2061	603,139	0.0
2,242,000	Apple, Inc., 3.850%, 05/04/2043	2,002,377	0.1
150,000	Apple, Inc., 3.850%, 08/04/2046	132,151	0.0
313,000	Apple, Inc., 4.100%, 08/08/2062	274,287	0.0
316,000	Apple, Inc., 4.150%, 05/10/2030	311,156	0.0
209,000 (2)	Apple, Inc., 4.300%, 05/10/2033	207,982	0.0
66,000	Apple, Inc., 4.375%, 05/13/2045	62,724	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
179,000	Apple, Inc., 4.650%, 02/23/2046	$176,713	0.0
126,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	102,528	0.0
1,575,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	1,191,196	0.1
183,000 (1)	Broadcom, Inc., 3.419%, 04/15/2033	153,120	0.0
3,768,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	3,412,174	0.2
1,000,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,016,870	0.1
408,000	Fiserv, Inc., 3.500%, 07/01/2029	372,603	0.0
142,000	Fiserv, Inc., 5.450%, 03/02/2028	142,771	0.0
752,000	HP, Inc., 2.650%, 06/17/2031	606,464	0.0
472,000	Intel Corp., 2.800%, 08/12/2041	336,735	0.0
111,000	Intel Corp., 3.700%, 07/29/2025	107,984	0.0
43,000	Intel Corp., 5.200%, 02/10/2033	43,430	0.0
1,846,000	International Business Machines Corp., 3.500%, 05/15/2029	1,704,737	0.1
187,000	International Business Machines Corp., 4.150%, 07/27/2027	181,950	0.0
141,000	International Business Machines Corp., 4.900%, 07/27/2052	131,922	0.0
796,000	KLA Corp., 5.250%, 07/15/2062	806,573	0.1
1,668,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	1,440,161	0.1
928,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	755,599	0.0
625,000	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	469,318	0.0
3,000	Microsoft Corp., 2.525%, 06/01/2050	2,077	0.0
3,513,000	Microsoft Corp., 2.921%, 03/17/2052	2,615,856	0.1
44,000	Microsoft Corp., 3.450%, 08/08/2036	40,157	0.0
478,000	NVIDIA Corp., 1.550%, 06/15/2028	417,507	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
105,000	NVIDIA Corp., 2.000%, 06/15/2031	$88,006	0.0
167,000	NVIDIA Corp., 3.500%, 04/01/2040	143,117	0.0
56,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	39,268	0.0
511,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	341,149	0.0
143,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	126,621	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	223,846	0.0
2,265,000	Oracle Corp., 2.300%, 03/25/2028	2,000,158	0.1
197,000	Oracle Corp., 2.800%, 04/01/2027	181,169	0.0
170,000	Oracle Corp., 2.950%, 05/15/2025	162,208	0.0
404,000	Oracle Corp., 3.250%, 11/15/2027	374,989	0.0
998,000	Oracle Corp., 3.650%, 03/25/2041	769,540	0.0
1,261,000	Oracle Corp., 3.800%, 11/15/2037	1,031,753	0.1
148,000	Oracle Corp., 3.850%, 07/15/2036	123,615	0.0
170,000	Oracle Corp., 3.850%, 04/01/2060	119,923	0.0
338,000	Oracle Corp., 4.125%, 05/15/2045	265,105	0.0
215,000	Oracle Corp., 4.300%, 07/08/2034	195,338	0.0
804,000	Oracle Corp., 6.150%, 11/09/2029	837,952	0.1
1,750,000	QUALCOMM, Inc., 6.000%, 05/20/2053	1,960,197	0.1
236,000	Salesforce, Inc., 2.700%, 07/15/2041	173,566	0.0
194,000	Texas Instruments, Inc., 3.650%, 08/16/2032	180,307	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
327,000	Texas Instruments, Inc., 3.875%, 03/15/2039	$293,247	0.0
767,000	Texas Instruments, Inc., 4.900%, 03/14/2033	786,152	0.0
789,000	Texas Instruments, Inc., 5.000%, 03/14/2053	800,267	0.0
2,421,000	Texas Instruments, Inc., 5.050%, 05/18/2063	2,427,868	0.1
809,000	VMware, Inc., 1.400%, 08/15/2026	714,778	0.0
		37,351,512	1.6
	Utilities: 3.8%
1,198,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	1,140,990	0.1
1,068,000	AES Corp./The, 1.375%, 01/15/2026	954,549	0.1
880,000 (1)	AES Corp./The, 3.950%, 07/15/2030	789,728	0.0
952,000	AES Corp./The, 5.450%, 06/01/2028	935,645	0.1
100,000	Alabama Power Co., 3.450%, 10/01/2049	73,391	0.0
135,000	Alabama Power Co., 3.750%, 03/01/2045	106,297	0.0
139,000	Alabama Power Co., 4.300%, 07/15/2048	118,659	0.0
101,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	87,990	0.0
794,000 (3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	634,589	0.0
503,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	416,736	0.0
1,377,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,285,134	0.1
184,000	Appalachian Power Co., 3.400%, 06/01/2025	176,343	0.0
256,000	Appalachian Power Co., 4.500%, 03/01/2049	216,461	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
167,000	Avangrid, Inc., 3.150%, 12/01/2024	$160,265	0.0
323,000	Avangrid, Inc., 3.200%, 04/15/2025	307,301	0.0
833,000	Avangrid, Inc., 3.800%, 06/01/2029	759,946	0.0
405,000	Baltimore Gas and Electric Co., 5.400%, 06/01/2053	411,964	0.0
583,000	Black Hills Corp., 3.050%, 10/15/2029	499,761	0.0
1,800,000	Black Hills Corp., 4.250%, 11/30/2023	1,787,724	0.1
272,000	Black Hills Corp., 4.350%, 05/01/2033	242,500	0.0
537,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	415,799	0.0
1,363,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	1,175,219	0.1
156,000	Commonwealth Edison Co., 5.900%, 03/15/2036	163,088	0.0
651,000	Connecticut Light and Power Co/The, 5.250%, 01/15/2053	661,855	0.0
400,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	395,625	0.0
78,000 (3)	Dominion Energy, Inc., 3.071%, 08/15/2024	75,365	0.0
187,000 (3)	Dominion Energy, Inc., 4.350%, 12/31/2199	158,038	0.0
1,164,000	Dominion Energy, Inc., 5.375%, 11/15/2032	1,168,735	0.1
286,000	DTE Electric Co., 5.400%, 04/01/2053	295,558	0.0
405,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	343,971	0.0
131,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	103,375	0.0
1,189,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	949,792	0.1
940,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	781,144	0.0
72,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	62,437	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,009,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	$1,023,661	0.1
137,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	148,103	0.0
52,000	Duke Energy Corp., 3.150%, 08/15/2027	48,050	0.0
360,000 (3)	Duke Energy Corp., 4.875%, 12/31/2199	346,644	0.0
930,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	764,556	0.0
582,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	635,241	0.0
399,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	402,817	0.0
231,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	176,097	0.0
121,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	101,445	0.0
240,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	246,466	0.0
479,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	373,879	0.0
199,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	168,313	0.0
186,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	156,518	0.0
1,248,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,041,490	0.1
485,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	388,547	0.0
262,000 (1)	Enel Finance America LLC, 7.100%, 10/14/2027	275,490	0.0
738,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	461,415	0.0
245,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	175,617	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
19,000	Entergy Arkansas LLC, 4.000%, 06/01/2028	$18,084	0.0
446,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	374,637	0.0
406,000	Entergy Arkansas LLC, 5.150%, 01/15/2033	407,253	0.0
1,626,000	Entergy Corp., 0.900%, 09/15/2025	1,460,983	0.1
745,000	Entergy Corp., 2.400%, 06/15/2031	603,881	0.0
417,000	Entergy Corp., 2.800%, 06/15/2030	353,987	0.0
172,000	Entergy Louisiana LLC, 0.620%, 11/17/2023	168,738	0.0
8,000	Entergy Louisiana LLC, 3.250%, 04/01/2028	7,365	0.0
34,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	33,893	0.0
117,000	Entergy Louisiana LLC, 5.590%, 10/01/2024	116,670	0.0
72,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	53,143	0.0
111,000	Entergy Mississippi LLC, 3.850%, 06/01/2049	86,342	0.0
940,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	922,955	0.1
1,088,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	769,673	0.0
1,017,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	1,049,185	0.1
1,364,000	Eversource Energy, 1.400%, 08/15/2026	1,212,456	0.1
1,320,000	Eversource Energy, 2.900%, 03/01/2027	1,217,062	0.1
810,000	Eversource Energy, 5.125%, 05/15/2033	798,822	0.0
797,000	Eversource Energy, 5.450%, 03/01/2028	803,047	0.0
357,000	Exelon Corp., 4.950%, 06/15/2035	342,801	0.0
1,279,000	Exelon Corp., 5.150%, 03/15/2028	1,273,906	0.1
12,000	Florida Power & Light Co., 2.875%, 12/04/2051	8,311	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
611,000	Florida Power & Light Co., 4.625%, 05/15/2030	$601,949	0.0
428,000	Florida Power & Light Co., 4.800%, 05/15/2033	425,149	0.0
122,000	Florida Power & Light Co., 5.400%, 09/01/2035	122,507	0.0
74,000	Florida Power & Light Co., 5.650%, 02/01/2037	77,704	0.0
1,505,000	Georgia Power Co., 2.200%, 09/15/2024	1,439,064	0.1
523,000	Georgia Power Co., 4.650%, 05/16/2028	512,841	0.0
121,000	Iberdrola International BV, 5.810%, 03/15/2025	121,485	0.0
89,000 (2)	Indiana Michigan Power Co., 3.850%, 05/15/2028	84,380	0.0
276,000	Indiana Michigan Power Co., 5.625%, 04/01/2053	283,782	0.0
110,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	115,571	0.0
3,640,000	Interstate Power and Light Co., 3.250%, 12/01/2024	3,515,352	0.2
234,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	211,960	0.0
289,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	238,659	0.0
2,802,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,711,719	0.1
382,000	Kentucky Utilities Co., 5.450%, 04/15/2033	389,412	0.0
382,000	Louisville Gas and Electric Co., 5.450%, 04/15/2033	389,380	0.0
662,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	634,329	0.0
56,000	MidAmerican Energy Co., 4.800%, 09/15/2043	52,162	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,816,000	Mississippi Power Co., 4.250%, 03/15/2042	$2,348,788	0.1
320,000	Mississippi Power Co., 4.750%, 10/15/2041	272,297	0.0
1,002,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	940,306	0.1
188,000 (1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	167,951	0.0
1,490,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,260,484	0.1
749,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	624,439	0.0
126,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 02/07/2028	117,465	0.0
159,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	146,312	0.0
275,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	255,257	0.0
355,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	333,700	0.0
636,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	665,596	0.0
932,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.125%, 09/15/2053	934,366	0.1
1,130,000 (3)	National Rural Utilities Cooperative Finance Corp., 8.209%, (US0003M + 2.910%), 04/30/2043	1,101,298	0.1
385,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	359,231	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,181,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	$1,053,457	0.1
335,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	271,910	0.0
1,215,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	1,026,103	0.1
963,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	947,448	0.1
186,000	NextEra Energy Capital Holdings, Inc., 4.450%, 06/20/2025	182,566	0.0
569,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	560,520	0.0
1,180,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	1,184,963	0.1
526,000	NSTAR Electric Co., 1.950%, 08/15/2031	422,371	0.0
951,000	ONE Gas, Inc., 1.100%, 03/11/2024	920,327	0.0
123,000	ONE Gas, Inc., 4.250%, 09/01/2032	116,356	0.0
124,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	100,938	0.0
809,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	578,525	0.0
716,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	542,978	0.0
405,000	PacifiCorp, 4.100%, 02/01/2042	324,221	0.0
1,341,000	PacifiCorp, 5.350%, 12/01/2053	1,226,455	0.1
935,000	PacifiCorp, 5.500%, 05/15/2054	878,523	0.0
135,000	PECO Energy Co., 2.850%, 09/15/2051	89,368	0.0
666,000	PECO Energy Co., 4.900%, 06/15/2033	665,133	0.0
482,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	474,932	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
123,000	Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	$116,252	0.0
848,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	866,025	0.0
252,000	Public Service Co. of Colorado, 5.250%, 04/01/2053	242,350	0.0
149,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	149,926	0.0
219,000	Public Service Co. of Oklahoma, 2.200%, 08/15/2031	177,274	0.0
191,000	Public Service Co. of Oklahoma, 3.150%, 08/15/2051	126,923	0.0
90,000	Public Service Electric and Gas Co., 3.000%, 05/15/2027	84,191	0.0
65,000	Public Service Electric and Gas Co., 3.800%, 03/01/2046	52,684	0.0
139,000	Public Service Electric and Gas Co., 5.125%, 03/15/2053	140,346	0.0
1,478,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	1,196,079	0.1
915,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	934,109	0.1
1,860,000 (3)	Sempra Energy, 4.125%, 04/01/2052	1,507,151	0.1
775,000	Sempra Energy, 5.500%, 08/01/2033	770,457	0.0
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,500,103	0.1
35,000	Southern California Edison Co., 3.650%, 02/01/2050	26,082	0.0
139,000	Southern California Edison Co., 4.000%, 04/01/2047	110,570	0.0
215,000	Southern California Edison Co., 4.050%, 03/15/2042	174,291	0.0
1,481,000 (3)	Southern Co/The, 3.750%, 09/15/2051	1,264,033	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,744,000 (3)	Southern Co/The, 4.000%, 01/15/2051	$1,617,246	0.1
780,000	Southern Co/The, 5.113%, 08/01/2027	773,334	0.0
1,499,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	1,355,904	0.1
381,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	376,418	0.0
580,000	Tampa Electric Co., 4.350%, 05/15/2044	492,827	0.0
95,000	Tucson Electric Power Co., 4.000%, 06/15/2050	74,797	0.0
62,000	Union Electric Co., 2.150%, 03/15/2032	49,685	0.0
282,000	Union Electric Co., 5.450%, 03/15/2053	287,948	0.0
423,000	Virginia Electric and Power Co., 3.800%, 04/01/2028	401,144	0.0
521,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	522,170	0.0
1,683,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,438,526	0.1
396,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	341,021	0.0
252,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	249,756	0.0
345,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	344,733	0.0
861,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	739,049	0.0
127,000	Wisconsin Power and Light Co., 3.000%, 07/01/2029	113,978	0.0
		88,512,888	3.8
	Total Corporate Bonds/Notes (Cost $685,727,842)	648,120,062	27.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.3%
976,642	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	$710,035	0.0
1,173,525	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	996,446	0.1
197,804 (4)	Alternative Loan Trust 2005-J3 2A2, 0.155%, (-1.000*US0001M + 5.000%), 05/25/2035	6,496	0.0
1,114,983	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	587,934	0.0
1,501,206	Alternative Loan Trust 2007-23CB A3, 5.650%, (US0001M + 0.500%), 09/25/2037	602,955	0.0
69,421	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	54,411	0.0
1,338,515 (1)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	1,230,962	0.1
311,100 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.523%, 01/25/2036	286,560	0.0
210,581 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.195%, 05/25/2035	198,873	0.0
743,719 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.781%, 11/25/2036	422,301	0.0
849,652 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.817%, 11/25/2036	449,275	0.0
1,923 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.411%, 02/25/2036	1,457	0.0
66,700 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.098%, 01/26/2036	53,429	0.0
3,300,000 (1)	Bellemeade RE 2021-3 A M1C Ltd., 6.617%, (SOFR30A + 1.550%), 09/25/2031	3,214,497	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
110,605 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 3.883%, 12/25/2035	$101,088	0.0
1,220,841 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.810%, 11/25/2034	1,110,610	0.1
10,606 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 3.864%, 02/20/2035	10,576	0.0
11,461	CHL Mortgage Pass-Through Trust 2005-2 2A3, 5.830%, (US0001M + 0.680%), 03/25/2035	10,427	0.0
1,402,741 (1)(3)	CIM Trust 2020-J1 B3, 3.447%, 07/25/2050	1,125,026	0.1
458,829	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	403,568	0.0
663,551 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.974%, 09/25/2037	582,677	0.0
586,467 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	550,045	0.0
19,391 (3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 4.418%, 08/25/2035	18,910	0.0
931,078	Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	902,409	0.0
174,678	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	155,072	0.0
2,700,000 (1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 8.150%, (US0001M + 3.000%), 01/25/2040	2,597,605	0.1
499,060 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 7.150%, (US0001M + 2.000%), 01/25/2040	499,779	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000 (1)	Connecticut Avenue Securities Trust 2021-R01 1B1, 8.167%, (SOFR30A + 3.100%), 10/25/2041	$1,482,033	0.1
1,500,000 (1)	Connecticut Avenue Securities Trust 2021-R03 1B1, 7.817%, (SOFR30A + 2.750%), 12/25/2041	1,461,086	0.1
8,600,000 (1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 8.217%, (SOFR30A + 3.150%), 12/25/2041	8,463,377	0.4
1,000,000 (1)	Connecticut Avenue Securities Trust 2022-R08 1B1, 10.667%, (SOFR30A + 5.600%), 07/25/2042	1,054,500	0.1
694,953	Countrywide Alternative Loan Trust 2005-53T2 2A6, 5.650%, (US0001M + 0.500%), 11/25/2035	355,226	0.0
97,854 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 5.235%, 07/19/2044	89,207	0.0
800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.800%, (US0001M + 3.650%), 02/25/2040	825,956	0.0
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	949,787	0.0
11,496,192	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	11,214,539	0.5
677,386	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	612,555	0.0
13,642,191 (4)	Fannie Mae 2016-82 SD, 0.900%, (-1.000*SOFR30A + 6.050%), 11/25/2046	1,054,772	0.1
363,491	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	354,709	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
130,986 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 7.600%, (US0001M + 2.450%), 07/25/2031	$131,537	0.0
465,404 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 7.200%, (US0001M + 2.050%), 01/25/2040	467,414	0.0
2,401,611 (4)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	433,443	0.0
212,583 (4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	32,840	0.0
203,359 (4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	29,656	0.0
546	Fannie Mae REMIC Trust 1994-77 FB, 6.650%, (SOFR30A + 1.500%), 04/25/2024	548	0.0
126,695	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	125,607	0.0
8,285	Fannie Mae REMIC Trust 2002-21 FC, 6.050%, (SOFR30A + 0.900%), 04/25/2032	8,338	0.0
467,349 (4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	85,385	0.0
19,192	Fannie Mae REMIC Trust 2004-11 A, 5.258%, (SOFR30A + 0.120%), 03/25/2034	19,143	0.0
219,763	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	219,563	0.0
122,348	Fannie Mae REMIC Trust 2005-74 DK, 3.398%, (-4.000*SOFR30A + 24.000%), 07/25/2035	118,113	0.0
2,196,880 (4)	Fannie Mae REMIC Trust 2005-92 SC, 1.530%, (-1.000*SOFR30A + 6.680%), 10/25/2035	169,753	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
105,625	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	$107,160	0.0
451,929	Fannie Mae REMIC Trust 2006-104 ES, 7.698%, (-5.000*SOFR30A + 33.450%), 11/25/2036	581,676	0.0
2,324,419 (4)	Fannie Mae REMIC Trust 2006-12 SD, 1.600%, (-1.000*SOFR30A + 6.750%), 10/25/2035	136,267	0.0
1,269,478 (4)	Fannie Mae REMIC Trust 2006-123 UI, 1.590%, (-1.000*SOFR30A + 6.740%), 01/25/2037	112,419	0.0
164,121 (4)	Fannie Mae REMIC Trust 2006-72 HS, 1.550%, (-1.000*SOFR30A + 6.700%), 08/25/2026	3,183	0.0
353,019	Fannie Mae REMIC Trust 2007-73 A1, 5.036%, (SOFR30A + 0.060%), 07/25/2037	342,193	0.0
209,295	Fannie Mae REMIC Trust 2008-20 SP, 2.624%, (-2.500*SOFR30A + 15.500%), 03/25/2038	210,170	0.0
1,103,239	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,064,322	0.1
3,668,554 (4)	Fannie Mae REMIC Trust 2010-102 SB, 1.450%, (-1.000*SOFR30A + 6.600%), 09/25/2040	371,440	0.0
1,193,413 (4)	Fannie Mae REMIC Trust 2010-116 SE, 1.450%, (-1.000*SOFR30A + 6.600%), 10/25/2040	99,102	0.0
3,278,084 (4)	Fannie Mae REMIC Trust 2010-123 SL, 0.920%, (-1.000*SOFR30A + 6.070%), 11/25/2040	208,155	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,808,476 (4)	Fannie Mae REMIC Trust 2010-55 AS, 1.270%, (-1.000*SOFR30A + 6.420%), 06/25/2040	$148,399	0.0
3,455,882	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,452,333	0.2
376,441	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	373,043	0.0
1,202,867 (4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	117,066	0.0
286,918 (4)	Fannie Mae REMIC Trust 2012-10 US, 1.300%, (-1.000*SOFR30A + 6.450%), 02/25/2042	30,652	0.0
98,042	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	94,895	0.0
4,238,683 (4)	Fannie Mae REMIC Trust 2012-113 SG, 0.950%, (-1.000*SOFR30A + 6.100%), 10/25/2042	428,922	0.0
2,954,435 (4)	Fannie Mae REMIC Trust 2012-122 SB, 1.000%, (-1.000*SOFR30A + 6.150%), 11/25/2042	308,410	0.0
1,213,970 (4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	73,714	0.0
765,285	Fannie Mae REMIC Trust 2012-131 BS, 0.158%, (-1.200*US0001M + 5.400%), 12/25/2042	491,028	0.0
4,882,301 (4)	Fannie Mae REMIC Trust 2012-137 SN, 0.950%, (-1.000*SOFR30A + 6.100%), 12/25/2042	440,976	0.0
131,582 (4)	Fannie Mae REMIC Trust 2012-15 SP, 1.470%, (-1.000*SOFR30A + 6.620%), 06/25/2040	368	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
749,269 (4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	$104,016	0.0
4,212,016 (4)	Fannie Mae REMIC Trust 2013-60 DS, 1.050%, (-1.000*SOFR30A + 6.200%), 06/25/2033	256,643	0.0
4,636,418 (4)	Fannie Mae REMIC Trust 2013-9 DS, 1.000%, (-1.000*SOFR30A + 6.150%), 02/25/2043	510,765	0.0
9,895,707 (4)	Fannie Mae REMIC Trust 2013-9 SA, 1.000%, (-1.000*SOFR30A + 6.150%), 03/25/2042	459,761	0.0
10,933,996 (4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,220,005	0.1
1,944,235 (4)	Fannie Mae REMICS 2005-66 SY, 1.550%, (-1.000*SOFR30A + 6.700%), 07/25/2035	164,354	0.0
2,980,128 (4)	Fannie Mae REMICS 2006-120 QD, 0.083%, (-1.000*SOFR30A + 4.700%), 10/25/2036	53,056	0.0
1,438,741 (4)	Fannie Mae REMICS 2006-59 XS, 2.050%, (-1.000*SOFR30A + 7.200%), 07/25/2036	121,789	0.0
1,568,885 (4)	Fannie Mae REMICS 2007-53 SX, 0.950%, (-1.000*SOFR30A + 6.100%), 06/25/2037	112,505	0.0
4,076,431 (4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	851,529	0.0
9,261,334 (4)	Fannie Mae REMICS 2010-139 SA, 0.880%, (-1.000*SOFR30A + 6.030%), 12/25/2040	741,169	0.0
517,437	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	510,354	0.0
48,487	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	45,188	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,300,370 (4)	Fannie Mae REMICS 2011-149 ES, 0.850%, (-1.000*SOFR30A + 6.000%), 07/25/2041	$34,289	0.0
1,388,094	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	1,422,408	0.1
10,578,187 (4)	Fannie Mae REMICS 2012-134 SF, 1.000%, (-1.000*SOFR30A + 6.150%), 12/25/2042	1,023,386	0.1
7,574,664 (4)	Fannie Mae REMICS 2012-19 S, 0.800%, (-1.000*SOFR30A + 5.950%), 03/25/2042	683,844	0.0
3,530,384 (4)	Fannie Mae REMICS 2012-30 TS, 1.300%, (-1.000*SOFR30A + 6.450%), 04/25/2042	382,249	0.0
14,526,855 (4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	2,305,854	0.1
3,642,073 (4)	Fannie Mae REMICS 2016-54 SD, 0.850%, (-1.000*SOFR30A + 6.000)%, 08/25/2046	357,200	0.0
5,830,100 (4)	Fannie Mae REMICS 2016-62 SC, 0.850%, (-1.000*SOFR30A + 6.000%), 09/25/2046	642,309	0.0
22,730,346 (4)	Fannie Mae REMICS 2016-88 CS, 0.900%, (-1.000*SOFR30A + 6.050%), 12/25/2046	1,727,679	0.1
5,964,632 (4)	Fannie Mae REMICS 2016-93 SL, 1.500%, (-1.000*SOFR30A + 6.650%), 12/25/2046	403,362	0.0
880,566	Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	821,974	0.0
7,410,626 (4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	1,564,162	0.1
1,095,535	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	976,014	0.1
3,651,597	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	3,416,408	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
201,223	Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	$180,113	0.0
3,388,003 (4)	Fannie Mae REMICS 2018-43 SE, 1.100%, (-1.000*SOFR30A + 6.250%), 09/25/2038	251,248	0.0
512,842	Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	462,451	0.0
5,954,740 (4)	Fannie Mae REMICS 2019-18 SA, 0.900%, (-1.000*SOFR30A + 6.050%), 05/25/2049	454,828	0.0
5,031,870 (4)	Fannie Mae REMICS 2019-25 PS, 0.900%, (-1.000*SOFR30A + 6.050%), 06/25/2049	505,942	0.0
14,323,298 (4)	Fannie Mae REMICS 2019-33 PS, 0.900%, (-1.000*SOFR30A + 6.050%), 07/25/2049	1,500,636	0.1
11,361,039 (4)	Fannie Mae REMICS 2020-71 TI, 3.000%, 10/25/2050	1,849,150	0.1
9,825,958 (4)	Fannie Mae REMICS 2020-94 SC, 0.800%, (-1.000*SOFR30A + 5.950%), 07/25/2050	1,068,949	0.1
12,808,045 (4)	Fannie Mae REMICS 2021-13 BI, 3.000%, 02/25/2050	2,115,957	0.1
12,741,879 (4)	Fannie Mae REMICS 2021-17 KI, 4.500%, 04/25/2051	2,773,705	0.1
18,188,185 (4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	3,586,850	0.2
7,252,092	Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	4,676,612	0.2
123,730 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.386%, 03/25/2035	77,413	0.0
54,866 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 4.152%, 02/25/2036	49,164	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,845 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 4.715%, 08/25/2035	$13,464	0.0
1,296,068 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.945%, 03/25/2048	1,133,305	0.1
1,814,495 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.945%, 03/25/2048	1,547,231	0.1
1,597,149 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.012%, 04/25/2048	1,412,110	0.1
2,557,899 (4)	Freddie Mac 2815 GS, 0.807%, (-1.000*SOFR30A + 6.000%), 03/15/2034	155,978	0.0
87,531	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	87,719	0.0
82,792	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	82,693	0.0
46,036	Freddie Mac REMIC Trust 2411 FJ, 5.543%, (SOFR30A + 0.350%), 12/15/2029	45,872	0.0
56,770	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	56,740	0.0
143,170	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	143,799	0.0
59,800	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	60,033	0.0
124,453 (4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	20,672	0.0
180,706	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	180,237	0.0
524,041	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	515,232	0.0
380,040	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	373,645	0.0
480,174	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	475,594	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,998,520 (4)	Freddie Mac REMIC Trust 3045 DI, 1.537%, (-1.000*SOFR30A + 6.730%), 10/15/2035	$230,374	0.0
5,800 (4)	Freddie Mac REMIC Trust 3064 SP, 1.407%, (-1.000*US0001M + 6.600%), 03/15/2035	9	0.0
200,170	Freddie Mac REMIC Trust 3065 DC, 4.280%, (-3.000*SOFR30A + 19.860%), 03/15/2035	196,953	0.0
262,510 (4)	Freddie Mac REMIC Trust 3102 IS, 5.525%, (-3.667*SOFR30A + 24.567%), 01/15/2036	53,125	0.0
1,583,272	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,569,020	0.1
952,092 (4)	Freddie Mac REMIC Trust 3170 SA, 1.407%, (-1.000*SOFR30A + 6.600%), 09/15/2033	68,478	0.0
407,293 (4)	Freddie Mac REMIC Trust 3171 PS, 1.292%, (-1.000*SOFR30A + 6.485%), 06/15/2036	23,766	0.0
729,788	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	720,315	0.0
175,478 (3)	Freddie Mac REMIC Trust 3524 LA, 5.091%, 03/15/2033	168,136	0.0
29,747	Freddie Mac REMIC Trust 3556 NT, 8.293%, (SOFR30A + 3.100%), 03/15/2038	30,249	0.0
3,450,729 (4)	Freddie Mac REMIC Trust 3589 SB, 1.007%, (-1.000*SOFR30A + 6.200%), 10/15/2039	291,912	0.0
392,370 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	44,930	0.0
3,464,507	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,479,386	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,181,494	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	$1,208,817	0.1
593,042	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	601,463	0.0
666,275	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	620,181	0.0
2,375,520 (4)	Freddie Mac REMIC Trust 3856 KS, 1.357%, (-1.000*SOFR30A + 6.550%), 05/15/2041	224,326	0.0
906,370	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	887,157	0.0
428,339 (4)	Freddie Mac REMIC Trust 3925 SD, 0.857%, (-1.000*SOFR30A + 6.050%), 07/15/2040	10,198	0.0
1,357,720 (4)	Freddie Mac REMIC Trust 3925 SL, 0.857%, (-1.000*SOFR30A + 6.050%), 01/15/2041	19,706	0.0
6,517,791 (4)	Freddie Mac REMIC Trust 3951 SN, 1.357%, (-1.000*SOFR30A + 6.550%), 11/15/2041	702,095	0.0
387,873	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	375,005	0.0
951,465	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,006,648	0.1
406,196 (4)	Freddie Mac REMIC Trust 4094 YS, 1.507%, (-1.000*SOFR30A + 6.700%), 04/15/2040	1,562	0.0
3,550,340 (4)	Freddie Mac REMIC Trust 4102 MS, 1.407%, (-1.000*SOFR30A + 6.600%), 09/15/2042	429,994	0.0
442,577 (4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	71,273	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,656,550	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	$3,374,153	0.2
20,531,702	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	20,081,959	0.9
4,352,923 (4)	Freddie Mac REMIC Trust 4313 SD, 0.957%, (-1.000*SOFR30A + 6.150%), 03/15/2044	316,445	0.0
6,671,788 (4)	Freddie Mac REMIC Trust 4313 SE, 0.957%, (-1.000*SOFR30A + 6.150%), 03/15/2044	553,111	0.0
174,483 (4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	3,550	0.0
671,964 (4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	91,821	0.0
8,057,913	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	7,625,464	0.3
1,760,463 (4)	Freddie Mac REMIC Trust 4346 ST, 1.007%, (-1.000*SOFR30A + 6.200%), 07/15/2039	46,750	0.0
13,105,361	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	12,402,012	0.5
2,062,983 (4)	Freddie Mac REMIC Trust 4386 LS, 0.907%, (-1.000*SOFR30A + 6.100%), 09/15/2044	188,983	0.0
4,553,191 (4)	Freddie Mac REMICS 3284 CI, 0.927%, (-1.000*SOFR30A + 6.120%), 03/15/2037	356,912	0.0
1,954,127 (4)	Freddie Mac REMICS 3311 IC, 1.217%, (-1.000*SOFR30A + 6.410%), 05/15/2037	176,780	0.0
4,216,819 (4)	Freddie Mac REMICS 3510 IC, 0.887%, (-1.000*SOFR30A + 6.080%), 08/15/2037	329,667	0.0
2,080,396 (4)	Freddie Mac REMICS 3575 ST, 1.407%, (-1.000*SOFR30A + 6.600%), 04/15/2039	213,553	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,797,407 (4)	Freddie Mac REMICS 3702 SB, 0.041%, (-1.000*SOFR30A + 4.500%), 08/15/2040	$231,270	0.0
8,154,671 (4)	Freddie Mac REMICS 4139 CS, 0.957%, (-1.000*SOFR30A + 6.150%), 12/15/2042	892,322	0.0
4,030,483 (4)	Freddie Mac REMICS 4147 IB, 4.000%, 09/15/2047	700,070	0.0
4,507,329 (4)	Freddie Mac REMICS 4150 IO, 3.500%, 01/15/2043	673,565	0.0
2,071,860 (4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	348,258	0.0
6,779,412 (4)	Freddie Mac REMICS 4675 KS, 0.807%, (-1.000*SOFR30A + 6.000%), 04/15/2047	694,967	0.0
1,764,315	Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	1,347,169	0.1
1,646,694	Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	1,404,722	0.1
16,106,770	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	14,462,979	0.6
773,044	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	724,716	0.0
5,546,147 (4)	Freddie Mac REMICS 4892 ES, 1.000%, (-1.000*SOFR30A + 6.150%), 07/25/2045	544,827	0.0
16,116,595 (4)	Freddie Mac REMICS 4901 BS, 0.950%, (-1.000*SOFR30A + 6.100%), 07/25/2049	1,258,920	0.1
2,196,874 (4)	Freddie Mac REMICS 4953 AI, 4.000%, 02/25/2050	418,847	0.0
5,398,489 (4)	Freddie Mac REMICS 4988 IJ, 4.500%, 12/15/2047	996,949	0.1
12,284,962 (4)	Freddie Mac REMICS 4995 SB, 0.950%, (-1.000*SOFR30A + 6.100%), 07/25/2050	1,319,060	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,417,566 (4)	Freddie Mac REMICS 5015 EI, 4.500%, 09/25/2050	$908,948	0.0
34,508,828 (4)	Freddie Mac REMICS 5072 IU, 2.500%, 02/25/2051	5,013,311	0.2
28,822,553 (4)	Freddie Mac REMICS 5077 LI, 3.000%, 02/25/2051	4,367,000	0.2
17,312,661 (4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	1,989,796	0.1
13,716,885 (4)	Freddie Mac REMICS 5124 IQ, 3.500%, 07/25/2051	2,480,269	0.1
23,043,987 (4)	Freddie Mac REMICS 5171 DI, 3.000%, 12/25/2051	4,071,013	0.2
24,494,284 (4)	Freddie Mac REMICS 5211 IH, 3.500%, 04/25/2052	3,871,640	0.2
8,348,713	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	7,880,786	0.3
2,000,000 (1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 8.467%, (SOFR30A + 3.400%), 10/25/2041	1,995,411	0.1
2,550,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 7.167%, (SOFR30A + 2.100%), 09/25/2041	2,426,530	0.1
5,000,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.817%, (SOFR30A + 3.750%), 12/25/2041	4,776,324	0.2
2,400,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.417%, (SOFR30A + 2.350%), 12/25/2041	2,281,284	0.1
4,000,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 8.467%, (SOFR30A + 3.400%), 01/25/2042	3,849,790	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 7.567%, (SOFR30A + 2.500%), 01/25/2042	$2,422,673	0.1
1,800,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 10.317%, (SOFR30A + 5.250%), 03/25/2042	1,866,737	0.1
1,400,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 10.417%, (SOFR30A + 5.350%), 08/25/2042	1,459,181	0.1
4,420,887 (4)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	780,893	0.0
307,915 (3)(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	53,735	0.0
8,314,143 (3)(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,169,137	0.1
7,169,733 (3)(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,150,478	0.1
2,701,774 (3)(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	439,614	0.0
6,768,004 (4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	353,383	0.0
4,738,565 (4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	371,550	0.0
6,143,718 (4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	549,178	0.0
4,436,997 (4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	300,337	0.0
7,176,534 (4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	465,034	0.0
5,969,449 (4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	383,677	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,531,323 (4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	$516,839	0.0
5,008,534 (4)	Freddie Mac Strips Series 311 S1, 0.757%, (-1.000*SOFR30A + 5.950%), 08/15/2043	509,386	0.0
1,938,868 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 7.367%, (SOFR30A + 2.300%), 08/25/2033	1,941,246	0.1
1,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 8.717%, (SOFR30A + 3.650%), 11/25/2041	996,657	0.1
2,000,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M2, 11.067%, (SOFR30A + 6.000%), 07/25/2042	2,124,646	0.1
1,552,824	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	1,619,746	0.1
1,515,192	Freddie Mac Structured Pass Through Certificates T-62 1A1, 5.176%, (12MTA + 1.200%), 10/25/2044	1,392,966	0.1
1,785	Freddie Mac-Ginnie Mae Series 27 FC, 6.875%, (PRIME + (1.375%)), 03/25/2024	1,769	0.0
5,529,222 (4)	Ginnie Mae 2007-35 KY, 1.292%, (-1.000*US0001M + 6.450)%, 06/16/2037	485,425	0.0
420,121	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	374,024	0.0
391,381	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	349,990	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
166,018	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	$143,532	0.0
121,519	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	102,961	0.0
26,818,423 (4)	Ginnie Mae 2019-143 SC, 0.893%, (-1.000*US0001M + 6.050%), 04/20/2046	2,719,717	0.1
27,048,230 (4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	4,225,502	0.2
12,153,208 (4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,638,628	0.1
370,828 (4)	Ginnie Mae Series 2005-7 AH, 1.612%, (-1.000*US0001M + 6.770%), 02/16/2035	27,170	0.0
189,824	Ginnie Mae Series 2007-8 SP, 5.362%, (-3.242*US0001M + 22.049%), 03/20/2037	219,565	0.0
1,147,008 (4)	Ginnie Mae Series 2008-35 SN, 1.254%, (-1.000*US0001M + 6.400%), 04/20/2038	83,162	0.0
592,421 (4)	Ginnie Mae Series 2008-40 PS, 1.342%, (-1.000*US0001M + 6.500%), 05/16/2038	41,266	0.0
4,817,377 (4)	Ginnie Mae Series 2009-106 SU, 1.054%, (-1.000*US0001M + 6.200%), 05/20/2037	393,580	0.0
1,633,196 (4)	Ginnie Mae Series 2009-25 KS, 1.054%, (-1.000*US0001M + 6.200%), 04/20/2039	150,185	0.0
785,243	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	778,614	0.0
849,993	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	832,779	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,347,089	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	$8,226,323	0.4
869,389 (4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	70,151	0.0
946,859 (4)	Ginnie Mae Series 2010-116 NS, 1.492%, (-1.000*US0001M + 6.650%), 09/16/2040	64,651	0.0
3,118,185 (4)	Ginnie Mae Series 2010-116 SK, 1.474%, (-1.000*US0001M + 6.620%), 08/20/2040	259,661	0.0
2,730,602 (4)	Ginnie Mae Series 2010-149 HS, 0.942%, (-1.000*US0001M + 6.100%), 05/16/2040	37,747	0.0
1,107,159 (4)	Ginnie Mae Series 2010-4 SP, 1.342%, (-1.000*US0001M + 6.500%), 01/16/2039	25,119	0.0
1,514,570	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,488,823	0.1
419,349 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	22,529	0.0
1,044,500 (4)	Ginnie Mae Series 2010-68 MS, 0.704%, (-1.000*US0001M + 5.850%), 06/20/2040	84,412	0.0
2,562,172 (4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	526,740	0.0
540,535 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	14,323	0.0
15,283	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	15,435	0.0
2,516,783 (4)	Ginnie Mae Series 2011-80 KS, 1.524%, (-1.000*US0001M + 6.670%), 06/20/2041	261,281	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
53,114 (4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	$3,479	0.0
5,055,983 (4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	773,303	0.0
4,768,624 (4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,024,876	0.1
4,164,479	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	3,819,861	0.2
4,236,932 (4)	Ginnie Mae Series 2014-3 SU, 0.904%, (-1.000*US0001M + 6.050%), 07/20/2039	341,514	0.0
5,343,147 (4)	Ginnie Mae Series 2014-55 MS, 1.042%, (-1.000*US0001M + 6.200%), 04/16/2044	453,878	0.0
3,985,659 (4)	Ginnie Mae Series 2014-56 SP, 1.042%, (-1.000*US0001M + 6.200%), 12/16/2039	254,222	0.0
4,937,436 (4)	Ginnie Mae Series 2014-58 CS, 0.442%, (-1.000*US0001M + 5.600%), 04/16/2044	248,244	0.0
6,355,937 (4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	1,160,979	0.1
2,392,341 (4)	Ginnie Mae Series 2014-99 S, 0.454%, (-1.000*US0001M + 5.600%), 06/20/2044	196,261	0.0
1,184,079	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,083,627	0.1
1,358,927	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,265,652	0.1
195,173 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	181,668	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,331	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	$1,302	0.0
33,111	HarborView Mortgage Loan Trust 2005-2 2A1A, 5.597%, (US0001M + 0.440%), 05/19/2035	30,311	0.0
86,702	HomeBanc Mortgage Trust 2004-1 2A, 6.010%, (US0001M + 0.860%), 08/25/2029	82,575	0.0
1,568,428	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 5.570%, (US0001M + 0.420%), 02/25/2046	1,166,990	0.1
3,683 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 4.086%, 02/25/2035	3,397	0.0
39,343 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 4.047%, 07/25/2035	38,493	0.0
957,338 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.780%, 12/25/2048	840,466	0.0
1,470,200 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.612%, 06/25/2048	1,256,691	0.1
1,470,200 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.612%, 06/25/2048	1,236,157	0.1
1,818,106 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.612%, 06/25/2048	1,529,030	0.1
1,854,325 (1)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.418%, 03/25/2050	1,533,333	0.1
5,180 (1)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	5,140	0.0
1,346,481 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.503%, 03/25/2051	1,088,474	0.1
1,787,248 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.503%, 03/25/2051	1,445,800	0.1
1,004,332,385 (1)(4)	L Street Securities 2017-PM1 XIO, 13.000%, 10/25/2048	2,949,473	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,485,871 (4)	Lehman Mortgage Trust 2006-9 2A5, 1.470%, (-1.000*US0001M + 6.620%), 01/25/2037	$560,623	0.0
28,148 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 3.918%, 05/25/2033	26,994	0.0
11,258	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 5.650%, (US0001M + 0.250%), 11/25/2035	10,591	0.0
2,000,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 6.950%, (US0001M + 1.800%), 09/25/2035	1,939,641	0.1
6,500,000 (1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 7.967%, (SOFR30A + 2.900%), 02/25/2034	6,433,441	0.3
1,233,480 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,164,945	0.1
11,440 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	10,968	0.0
2,900,000 (1)	Oaktown Re VII Ltd. 2021-2 M1C, 8.417%, (SOFR30A + 3.350%), 04/25/2034	2,880,482	0.1
332,994	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	277,815	0.0
1,163	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,128	0.0
1,498,823	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,443,886	0.1
643,619	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	559,425	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
856,163	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	$741,353	0.0
675,854	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	584,953	0.0
688,935	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	598,619	0.0
892,772	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	776,094	0.0
178,883	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	155,539	0.0
21,912	Sequoia Mortgage Trust 2003-4 2A1, 5.857%, (US0001M + 0.350%), 07/20/2033	20,065	0.0
11,274 (3)	Sequoia Mortgage Trust 2005-4 2A1, 4.601%, 04/20/2035	11,185	0.0
594,384 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.764%, 05/25/2045	502,564	0.0
774,636 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.724%, 07/25/2045	557,423	0.0
107,574 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	98,929	0.0
1,950,559 (1)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.322%, 04/25/2050	1,536,499	0.1
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	573,328	0.0
25,869 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 4.222%, 08/25/2035	22,444	0.0
483,027 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.404%, 04/25/2035	446,033	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
90,193	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 5.646%, (US0001M + 0.250%), 07/19/2035	$86,483	0.0
53,410	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 5.646%, (US0001M + 0.250%), 07/19/2035	48,664	0.0
122,722 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 3.442%, 10/25/2046	115,856	0.0
1,352,592 (1)(3)	Verus Securitization Trust 2021-4 A1, 0.938%, 07/25/2066	1,063,442	0.1
3,273	WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 3.823%, (COF 11 + 1.250%), 02/27/2034	3,084	0.0
11,426	WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 5.376%, (12MTA + 1.400%), 08/25/2042	10,789	0.0
17,364	WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 5.790%, (US0001M + 0.640%), 01/25/2045	16,506	0.0
382,828 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.230%, 10/25/2036	346,585	0.0
213,015	WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 5.024%, (12MTA + 1.048%), 07/25/2046	179,351	0.0
32,620,794 (3)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.405%, 08/25/2045	29,783	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
787,328	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 6.130%, (US0001M + 0.490%), 10/25/2045	$741,346	0.0
418,199 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.816%, 10/25/2036	379,251	0.0
715,334 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.436%, 12/25/2036	624,358	0.0
1,419,777 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.693%, 08/25/2046	1,273,730	0.1
1,265,573 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.597%, 07/25/2037	1,073,708	0.1
1,564,454	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	1,293,396	0.1
134,167	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	125,140	0.0
1,173,983	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 5.350%, (US0001M + 0.200%), 12/25/2036	594,217	0.0
725,547	Wells Fargo Alternative Loan 2007-PA2 2A1, 5.580%, (US0001M + 0.430%), 06/25/2037	585,262	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,043 (3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.683%, 05/25/2035	$50,399	0.0
139,699 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.692%, 04/25/2036	131,660	0.0
555,473 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	493,359	0.0
	Total Collateralized Mortgage Obligations (Cost $389,587,418)	334,083,687	14.3
MUNICIPAL BONDS: 0.1%
	California: 0.1%
500,000	California State University, 6.434%, 11/01/2030	541,541	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	225,097	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	377,582	0.0
200,000	Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	214,769	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	350,787	0.0
	Total Municipal Bonds (Cost $1,500,000)	1,709,776	0.1
U.S. TREASURY OBLIGATIONS: 8.7%
	U.S. Treasury Bonds: 3.2%
17,000	1.250%, 05/15/2050	9,569	0.0
920,000	1.375%, 11/15/2040	616,256	0.0
77,000	1.625%, 11/15/2050	47,862	0.0
100	2.000%, 11/15/2041	73	0.0
1,315,300	2.750%, 08/15/2032	1,206,043	0.1
3,046,300	2.875%, 05/15/2052	2,525,930	0.1
4,011,100	3.250%, 05/15/2042	3,581,317	0.2
13,694,200	3.375%, 05/15/2033	13,208,484	0.6
19,955,100	3.625%, 02/15/2053	19,156,896	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Bonds (continued)
34,814,700 (2)	3.875%, 05/15/2043	$33,976,971	1.4
		74,329,401	3.2
	U.S. Treasury Notes: 5.5%
25,000	0.125%, 10/15/2023	24,639	0.0
16,997,000	0.250%, 06/15/2024	16,184,415	0.7
4,476,400	0.500%, 11/30/2023	4,388,359	0.2
4,427,600	0.875%, 01/31/2024	4,313,399	0.2
170,000	0.875%, 06/30/2026	153,209	0.0
1,757,900	1.250%, 11/30/2026	1,584,204	0.1
8,250,800	1.250%, 09/30/2028	7,144,355	0.3
139,400	1.500%, 01/31/2027	126,299	0.0
1,600,500	1.500%, 11/30/2028	1,400,344	0.1
54,300	2.750%, 04/30/2027	51,304	0.0
11,837,000	3.625%, 05/31/2028	11,578,990	0.5
8,204,400	3.750%, 05/31/2030	8,090,949	0.3
31,777,000	3.750%, 06/30/2030	31,359,927	1.3
13,954,000	4.000%, 06/30/2028	13,878,779	0.6
10,929,000	4.125%, 06/15/2026	10,819,710	0.5
8,225,800 (2)	4.250%, 05/31/2025	8,122,817	0.3
9,835,600	4.625%, 06/30/2025	9,791,225	0.4
		129,012,924	5.5
	Total U.S. Treasury Obligations (Cost $206,872,956)	203,342,325	8.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.7%
	Federal Home Loan Mortgage Corporation: 2.3%(5)
479,839	2.500%, 05/01/2030	445,962	0.0
287,858	2.500%, 05/01/2030	268,490	0.0
668,589	2.500%, 06/01/2030	621,340	0.0
1,784,385	3.000%, 03/01/2045	1,613,885	0.1
2,437,969	3.000%, 03/01/2045	2,205,066	0.1
2,067,321	3.000%, 04/01/2045	1,869,802	0.1
1,932,178	3.000%, 04/01/2045	1,747,564	0.1
4,696,054	3.000%, 10/01/2046	4,234,230	0.2
3,644,911	3.000%, 10/01/2046	3,268,935	0.2
5,151,293	3.000%, 03/01/2048	4,620,172	0.2
775,293	3.500%, 08/01/2042	724,987	0.0
1,993,399	3.500%, 03/01/2045	1,857,272	0.1
343,984	3.500%, 04/01/2045	320,637	0.0
808,918	3.500%, 05/01/2045	753,671	0.0
469,197	3.500%, 06/01/2045	437,154	0.0
475,073	3.500%, 07/01/2045	443,352	0.0
542,792	3.500%, 07/01/2045	505,725	0.0
499,155	3.500%, 08/01/2045	466,147	0.0
586,707	3.500%, 08/01/2045	546,634	0.0
804,238	3.500%, 08/01/2045	749,313	0.0
265,272	3.500%, 08/01/2045	247,154	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
397,100	3.500%, 08/01/2045	$370,313	0.0
873,303	3.500%, 09/01/2045	814,212	0.1
127,356	3.500%, 09/01/2045	118,834	0.0
665,898	3.500%, 09/01/2045	620,418	0.0
1,027,315	3.500%, 11/01/2045	957,153	0.1
3,522,121	3.500%, 12/01/2046	3,266,937	0.2
9,339,834	3.500%, 03/01/2048	8,658,724	0.4
33,158	3.622%, (US0012M + 1.345%), 09/01/2035	33,063	0.0
532,019	4.000%, 10/01/2041	509,392	0.0
858,227	4.000%, 12/01/2041	821,732	0.1
142,217	4.000%, 07/01/2045	136,264	0.0
84,894	4.000%, 09/01/2045	80,860	0.0
873,611	4.000%, 09/01/2045	835,568	0.1
1,144,243	4.000%, 09/01/2045	1,095,485	0.1
1,513,888	4.000%, 09/01/2045	1,448,907	0.1
672,755	4.000%, 05/01/2047	645,545	0.0
193,173	4.000%, 11/01/2047	183,279	0.0
179,663	4.000%, 03/01/2048	171,620	0.0
813,760	4.000%, 06/01/2048	781,778	0.0
3,935	4.339%, (H15T1Y + 2.250%), 11/01/2031	3,831	0.0
6	4.354%, (H15T1Y + 2.210%), 06/01/2024	6	0.0
6,021	4.375%, (H15T1Y + 2.250%), 11/01/2035	6,024	0.0
3,521	4.500%, 06/01/2039	3,483	0.0
10,403	4.500%, 09/01/2040	10,292	0.0
34,792	4.500%, 03/01/2041	34,420	0.0
156,797	4.500%, 08/01/2041	154,098	0.0
279,015	4.500%, 08/01/2041	276,025	0.0
129,791	4.500%, 09/01/2041	128,400	0.0
695,516	4.500%, 09/01/2041	688,062	0.0
108,465	4.500%, 09/01/2041	107,303	0.0
286,341	4.500%, 09/01/2041	283,272	0.0
41,777	4.511%, (H15T1Y + 2.462%), 01/01/2029	40,960	0.0
1,219	4.593%, (H15T1Y + 2.250%), 03/01/2036	1,200	0.0
12,477	5.000%, 05/01/2028	12,424	0.0
59,054	5.000%, 05/01/2035	59,580	0.0
150,492	5.000%, 01/01/2041	151,841	0.0
85,856	5.000%, 04/01/2041	86,758	0.0
231,529	5.066%, (US0012M + 1.721%), 06/01/2035	233,576	0.0
1,613	5.250%, (H15T1Y + 2.250%), 04/01/2032	1,591	0.0
6,131	5.500%, 03/01/2034	6,284	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
1,198	5.500%, 05/01/2036	$1,197	0.0
42,874	5.500%, 06/01/2036	43,981	0.0
4,902	5.500%, 12/01/2036	5,044	0.0
22,591	5.500%, 03/01/2037	22,615	0.0
5,987	5.500%, 04/01/2037	6,162	0.0
37,522	5.500%, 05/01/2037	38,605	0.0
63,114	5.500%, 07/01/2037	64,949	0.0
7,245	5.500%, 09/01/2037	7,224	0.0
6,992	5.500%, 10/01/2037	7,188	0.0
22,253	5.500%, 11/01/2037	22,900	0.0
69,600	5.500%, 12/01/2037	71,624	0.0
20,244	5.500%, 12/01/2037	20,731	0.0
4,711	5.500%, 01/01/2038	4,848	0.0
4,740	5.500%, 01/01/2038	4,825	0.0
46,981	5.500%, 02/01/2038	48,347	0.0
63,834	5.500%, 02/01/2038	65,573	0.0
45,111	5.500%, 03/01/2038	46,358	0.0
55,788	5.500%, 04/01/2038	57,364	0.0
4,881	5.500%, 05/01/2038	5,013	0.0
46,090	5.500%, 05/01/2038	46,898	0.0
34,293	5.500%, 06/01/2038	35,026	0.0
124,520	5.500%, 06/01/2038	127,862	0.0
111,754	5.500%, 07/01/2038	114,935	0.0
5,003	5.500%, 08/01/2038	5,114	0.0
23,248	5.500%, 08/01/2038	23,872	0.0
25,820	5.500%, 09/01/2038	26,512	0.0
25,234	5.500%, 10/01/2038	25,911	0.0
22,365	5.500%, 10/01/2038	22,978	0.0
2,391	5.500%, 11/01/2038	2,454	0.0
82,935	5.500%, 11/01/2038	85,177	0.0
5,668	5.500%, 12/01/2038	5,825	0.0
9,094	5.500%, 12/01/2038	9,342	0.0
20,320	5.500%, 01/01/2039	20,873	0.0
43,373	5.500%, 03/01/2039	44,500	0.0
16,522	5.500%, 07/01/2039	16,839	0.0
11,035	5.500%, 12/01/2039	11,336	0.0
74,440	5.500%, 03/01/2040	76,468	0.0
48,031	5.500%, 08/01/2040	49,330	0.0
35,478	5.500%, 08/01/2040	35,390	0.0
24,603	5.500%, 08/01/2040	25,189	0.0
176,772	6.000%, 09/01/2027	178,620	0.0
3,890	6.000%, 02/01/2029	3,931	0.0
4,599	6.000%, 05/01/2035	4,751	0.0
210,108	6.000%, 03/01/2037	218,547	0.0
1,770	6.000%, 05/01/2037	1,841	0.0
23,320	6.000%, 07/01/2037	24,247	0.0
5,849	6.000%, 08/01/2037	6,008	0.0
27,516	6.000%, 08/01/2037	28,621	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
157,624	6.000%, 09/01/2037	$163,698	0.0
442	6.000%, 10/01/2037	460	0.0
5,989	6.000%, 11/01/2037	6,227	0.0
5,229	6.000%, 12/01/2037	5,413	0.0
1,811	6.000%, 12/01/2037	1,834	0.0
146,298	6.000%, 01/01/2038	151,578	0.0
894	6.000%, 04/01/2038	926	0.0
5,661	6.000%, 06/01/2038	5,763	0.0
326	6.000%, 07/01/2038	332	0.0
13,510	6.000%, 08/01/2038	13,684	0.0
37,756	6.000%, 11/01/2038	38,825	0.0
11,668	6.000%, 05/01/2039	11,889	0.0
6,888	6.000%, 08/01/2039	7,030	0.0
1,624	6.000%, 09/01/2039	1,642	0.0
456,366	6.500%, 09/01/2034	471,842	0.0
		54,491,094	2.3
	Federal National Mortgage Association: 0.0%(5)
33,005	3.637%, (US0012M + 1.486%), 07/01/2035	32,252	0.0
22,361	3.691%, (US0006M + 1.373%), 09/01/2035	21,817	0.0
11,036	3.714%, (US0012M + 1.444%), 08/01/2035	10,793	0.0
127,072	3.908%, (US0012M + 1.661%), 10/01/2035	124,759	0.0
312,446	3.933%, (H15T1Y + 1.711%), 08/01/2035	307,687	0.0
45,604	4.001%, (US0012M + 1.610%), 02/01/2034	44,662	0.0
121,019	4.060%, (US0012M + 1.810%), 09/01/2034	120,677	0.0
18,363	4.175%, (US0012M + 1.675%), 02/01/2035	17,955	0.0
1,471	4.183%, (COF 11 + 1.251%), 05/01/2036	1,443	0.0
57,878	4.300%, (H15T1Y + 2.175%), 10/01/2035	56,753	0.0
49,512	4.357%, (US0012M + 1.480%), 04/01/2035	48,334	0.0
10,043	4.496%, (COF 11 + 1.926%), 12/01/2036	9,959	0.0
1,129	4.548%, (H15T1Y + 2.215%), 09/01/2031	1,107	0.0
6,719	4.585%, (H15T1Y + 2.210%), 04/01/2032	6,525	0.0
40,415	4.944%, (12MTA + 1.200%), 08/01/2042	39,121	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
23,279	4.944%, (12MTA + 1.200%), 08/01/2042	$22,578	0.0
12,609	4.944%, (12MTA + 1.200%), 10/01/2044	12,181	0.0
20,201	4.944%, (12MTA + 1.200%), 10/01/2044	19,282	0.0
25,575	6.333%, (US0001M + 1.422%), 02/01/2033	25,736	0.0
		923,621	0.0
	Government National Mortgage Association: 4.9%
1,209,505	2.500%, 05/20/2051	1,051,817	0.1
4,176,226	2.500%, 08/20/2051	3,624,483	0.2
3,403,417	2.500%, 09/20/2051	2,952,795	0.1
1,749,869	2.500%, 11/20/2051	1,516,419	0.1
3,550,220	2.500%, 12/20/2051	3,077,988	0.1
5,702,122	2.500%, 03/20/2052	4,942,041	0.2
15,932,469	2.500%, 04/20/2052	13,811,199	0.6
24,347,004	2.500%, 05/20/2052	21,104,297	0.9
13,312,592	3.000%, 04/20/2045	12,144,840	0.5
947,294	3.000%, 11/20/2051	849,731	0.1
1,027,890	3.000%, 03/20/2052	915,939	0.1
13,265,000 (6)	3.000%, 08/15/2053	11,865,439	0.5
1,879,183	3.500%, 07/20/2046	1,698,599	0.1
281,668	3.500%, 07/20/2047	264,019	0.0
4,578,656	3.500%, 12/20/2047	4,289,875	0.2
2,596,206	3.500%, 01/20/2048	2,429,924	0.1
5,661,465	3.500%, 05/20/2050	5,278,179	0.2
361,129	4.000%, 11/20/2040	350,870	0.0
656,876	4.000%, 03/20/2046	631,979	0.0
18,942,000 (6)	4.000%, 07/15/2053	17,926,087	0.8
572,903	4.500%, 08/20/2041	569,261	0.0
265,181	4.500%, 01/20/2047	262,757	0.0
1,690	5.000%, 11/15/2035	1,681	0.0
12,342	5.000%, 11/15/2035	12,287	0.0
4,185	5.000%, 11/15/2035	4,167	0.0
4,398	5.000%, 11/15/2035	4,446	0.0
13,524	5.000%, 06/15/2037	13,415	0.0
28,070	5.000%, 03/15/2038	28,157	0.0
72,309	5.000%, 03/15/2038	72,925	0.0
3,022	5.000%, 06/15/2038	2,998	0.0
851	5.000%, 09/15/2038	847	0.0
28,376	5.000%, 11/15/2038	28,594	0.0
8,374	5.000%, 11/15/2038	8,387	0.0
43,515	5.000%, 12/15/2038	43,960	0.0
7,278	5.000%, 12/15/2038	7,266	0.0
625,342	5.000%, 12/15/2038	630,606	0.0
71,031	5.000%, 01/15/2039	71,242	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
441,668	5.000%, 01/15/2039	$444,758	0.0
41,344	5.000%, 01/15/2039	41,679	0.0
40,459	5.000%, 02/15/2039	40,771	0.0
62,559	5.000%, 02/15/2039	62,848	0.0
17,717	5.000%, 02/15/2039	17,800	0.0
1,492	5.000%, 03/15/2039	1,500	0.0
83,324	5.000%, 03/15/2039	83,846	0.0
49,120	5.000%, 03/15/2039	49,384	0.0
48,970	5.000%, 03/15/2039	49,232	0.0
51,081	5.000%, 04/15/2039	51,375	0.0
381	5.000%, 05/15/2039	378	0.0
29,774	5.000%, 05/15/2039	29,942	0.0
66,884	5.000%, 05/15/2039	67,381	0.0
43,776	5.000%, 07/15/2039	44,074	0.0
30,763	5.000%, 09/15/2039	30,799	0.0
8,216	5.000%, 11/15/2039	8,210	0.0
1,217	5.000%, 04/15/2040	1,220	0.0
7,604	5.000%, 06/15/2040	7,640	0.0
5,574	5.000%, 09/15/2040	5,516	0.0
16,105	5.000%, 09/15/2040	16,193	0.0
32,302	5.000%, 10/15/2040	32,487	0.0
45,430	5.000%, 05/15/2042	45,250	0.0
197,417	5.000%, 02/20/2043	200,720	0.0
		113,822,519	4.9
	Uniform Mortgage-Backed Securities: 14.5%
3,856,173	2.000%, 10/01/2050	3,178,367	0.1
6,740,302	2.000%, 12/01/2050	5,549,177	0.3
2,728,429	2.000%, 11/01/2051	2,248,453	0.1
991,928	2.000%, 11/01/2051	816,438	0.0
4,857,425	2.000%, 12/01/2051	3,968,848	0.2
6,374,604	2.000%, 12/01/2051	5,223,826	0.2
1,846,168	2.000%, 02/01/2052	1,518,989	0.1
3,510,409	2.000%, 02/01/2052	2,890,566	0.1
7,854,402	2.000%, 03/01/2052	6,416,489	0.3
36,823,000 (6)	2.000%, 07/15/2053	30,038,075	1.3
920,416	2.500%, 05/01/2030	855,986	0.1
1,355,530	2.500%, 06/01/2030	1,260,809	0.1
1,824,938	2.500%, 06/01/2030	1,697,250	0.1
776,288	2.500%, 07/01/2030	722,025	0.0
5,807,179	2.500%, 07/01/2050	4,965,020	0.2
18,208,756	2.500%, 11/01/2050	15,678,011	0.7
7,747,939	2.500%, 02/01/2051	6,609,509	0.3
9,962,438	2.500%, 03/01/2051	8,501,481	0.4
4,629,735	2.500%, 04/01/2051	3,949,744	0.2
9,331,784	2.500%, 11/01/2051	7,970,592	0.4
3,560,432	2.500%, 12/01/2051	3,050,522	0.1
4,551,683	2.500%, 12/01/2051	3,911,411	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
4,884,964	2.500%, 01/01/2052	$4,185,913	0.2
4,725,729	2.500%, 02/01/2052	4,016,788	0.2
4,042,424	2.500%, 02/01/2052	3,454,257	0.2
4,592,480	2.500%, 02/01/2052	3,925,725	0.2
2,661,635	2.500%, 02/01/2052	2,291,881	0.1
4,303,070	2.500%, 02/01/2052	3,693,601	0.2
1,932,032	3.000%, 08/01/2030	1,842,012	0.1
971,249	3.000%, 09/01/2030	926,076	0.1
765,200	3.000%, 08/01/2043	691,324	0.0
1,309,959	3.000%, 09/01/2043	1,183,539	0.1
4,843,986	3.000%, 04/01/2045	4,376,081	0.2
2,944,503	3.000%, 08/01/2046	2,643,620	0.1
281,125	3.000%, 09/01/2046	251,855	0.0
6,007,980	3.000%, 11/01/2046	5,381,966	0.2
3,952,614	3.000%, 01/01/2047	3,543,801	0.2
2,541,362	3.000%, 02/01/2052	2,254,767	0.1
4,358,914	3.000%, 02/01/2052	3,876,882	0.2
5,573,462	3.000%, 04/01/2052	4,949,438	0.2
9,379,510	3.000%, 05/01/2052	8,299,677	0.4
3,782,840	3.000%, 05/01/2052	3,358,360	0.2
5,495,000 (6)	3.000%, 07/15/2053	4,837,102	0.2
427,264	3.500%, 12/01/2041	400,295	0.0
375,340	3.500%, 08/01/2042	351,651	0.0
73,727	3.500%, 08/01/2042	69,074	0.0
295,659	3.500%, 10/01/2042	276,661	0.0
496,634	3.500%, 10/01/2042	465,006	0.0
212,435	3.500%, 03/01/2043	199,021	0.0
1,840,277	3.500%, 01/01/2046	1,712,632	0.1
2,967,622	3.500%, 02/01/2046	2,761,761	0.1
12,960,622	3.500%, 08/01/2046	12,061,594	0.5
2,076,378	3.500%, 08/01/2046	1,924,961	0.1
2,008,926	3.500%, 09/01/2047	1,855,320	0.1
5,970,273	3.500%, 07/01/2048	5,523,035	0.3
2,330,614	3.500%, 02/01/2052	2,139,473	0.1
1,869	4.000%, 05/01/2029	1,825	0.0
15,993	4.000%, 11/01/2030	15,617	0.0
8,743	4.000%, 02/01/2031	8,537	0.0
5,089	4.000%, 10/01/2031	4,970	0.0
3,602,652	4.000%, 12/01/2039	3,466,310	0.2
187,890	4.000%, 07/01/2042	180,757	0.0
463,584	4.000%, 07/01/2042	446,015	0.0
1,713,067	4.000%, 07/01/2042	1,648,134	0.1
295,800	4.000%, 08/01/2042	285,605	0.0
1,202,535	4.000%, 08/01/2043	1,156,387	0.1
2,066,281	4.000%, 09/01/2043	1,987,095	0.1
68,995	4.000%, 10/01/2043	66,317	0.0
143,857	4.000%, 10/01/2043	137,797	0.0
3,858,271	4.000%, 01/01/2045	3,732,513	0.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
376,302	4.000%, 06/01/2045	$359,740	0.0
1,605,879	4.000%, 07/01/2045	1,536,656	0.1
698,467	4.000%, 07/01/2045	668,841	0.0
2,893,156	4.000%, 02/01/2046	2,764,927	0.1
571,898	4.000%, 06/01/2047	547,721	0.0
88,863	4.000%, 03/01/2048	84,778	0.0
358,502	4.000%, 03/01/2048	342,026	0.0
4,977,166	4.000%, 06/01/2048	4,748,403	0.2
2,711,290	4.000%, 09/01/2048	2,593,753	0.1
4,946,360	4.000%, 05/01/2051	4,706,422	0.2
4,718,538	4.000%, 05/01/2052	4,441,326	0.2
4,777,894	4.000%, 08/01/2052	4,487,858	0.2
11,255,898	4.000%, 11/01/2052	10,723,757	0.5
33,195,000 (6)	4.000%, 07/15/2053	31,155,323	1.3
10,040	4.500%, 10/01/2025	9,864	0.0
129,833	4.500%, 07/01/2026	128,089	0.0
229,524	4.500%, 04/01/2029	225,421	0.0
3,463	4.500%, 06/01/2029	3,401	0.0
42,070	4.500%, 06/01/2029	41,318	0.0
43,381	4.500%, 07/01/2029	42,605	0.0
1,055	4.500%, 10/01/2029	1,025	0.0
6,435	4.500%, 06/01/2030	6,307	0.0
221,882	4.500%, 10/01/2030	217,907	0.0
54,087	4.500%, 02/01/2031	53,117	0.0
33,251	4.500%, 05/01/2031	32,655	0.0
25,686	4.500%, 10/01/2033	25,335	0.0
12,205	4.500%, 01/01/2034	12,030	0.0
2,800	4.500%, 07/01/2034	2,761	0.0
3,205	4.500%, 09/01/2035	3,140	0.0
17,633	4.500%, 09/01/2035	17,420	0.0
23,275	4.500%, 11/01/2035	22,945	0.0
119,248	4.500%, 02/01/2036	115,449	0.0
48,426	4.500%, 01/01/2037	47,853	0.0
25,389	4.500%, 09/01/2037	25,042	0.0
1,515	4.500%, 02/01/2038	1,487	0.0
14,006	4.500%, 01/01/2039	13,840	0.0
1,907	4.500%, 02/01/2039	1,855	0.0
21,724	4.500%, 02/01/2039	21,467	0.0
9,923	4.500%, 04/01/2039	9,806	0.0
47,249	4.500%, 04/01/2039	46,322	0.0
31,867	4.500%, 04/01/2039	31,490	0.0
49,234	4.500%, 05/01/2039	48,651	0.0
49,802	4.500%, 05/01/2039	49,212	0.0
627,002	4.500%, 05/01/2039	619,571	0.0
61,040	4.500%, 05/01/2039	60,317	0.0
2,847	4.500%, 05/01/2039	2,813	0.0
315	4.500%, 05/01/2039	311	0.0
9,630	4.500%, 05/01/2039	9,516	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
4,340	4.500%, 06/01/2039	$4,289	0.0
78,446	4.500%, 06/01/2039	77,517	0.0
17,257	4.500%, 07/01/2039	16,941	0.0
36,435	4.500%, 07/01/2039	36,003	0.0
10,739	4.500%, 07/01/2039	10,612	0.0
75,940	4.500%, 08/01/2039	75,041	0.0
42,557	4.500%, 08/01/2039	41,832	0.0
37,193	4.500%, 08/01/2039	36,752	0.0
133,312	4.500%, 08/01/2039	131,733	0.0
142,387	4.500%, 09/01/2039	139,961	0.0
115,570	4.500%, 10/01/2039	114,200	0.0
6,961	4.500%, 11/01/2039	6,879	0.0
57,028	4.500%, 11/01/2039	56,352	0.0
6,524	4.500%, 12/01/2039	6,405	0.0
3,537	4.500%, 12/01/2039	3,495	0.0
3,317	4.500%, 01/01/2040	3,250	0.0
249,050	4.500%, 01/01/2040	246,101	0.0
58,700	4.500%, 02/01/2040	58,004	0.0
114,198	4.500%, 02/01/2040	112,844	0.0
36,749	4.500%, 04/01/2040	36,218	0.0
360,970	4.500%, 04/01/2040	355,753	0.0
170,180	4.500%, 05/01/2040	167,946	0.0
33,583	4.500%, 05/01/2040	33,157	0.0
2,618	4.500%, 06/01/2040	2,587	0.0
24,298	4.500%, 06/01/2040	24,010	0.0
76,059	4.500%, 06/01/2040	75,158	0.0
42,361	4.500%, 06/01/2040	41,749	0.0
187,780	4.500%, 06/01/2040	185,556	0.0
14,432	4.500%, 07/01/2040	14,261	0.0
52,600	4.500%, 07/01/2040	51,976	0.0
87,566	4.500%, 07/01/2040	86,527	0.0
31,639	4.500%, 08/01/2040	31,264	0.0
17,140	4.500%, 08/01/2040	16,937	0.0
53,860	4.500%, 08/01/2040	53,222	0.0
3,202	4.500%, 08/01/2040	3,144	0.0
46,972	4.500%, 08/01/2040	46,415	0.0
56,534	4.500%, 08/01/2040	55,277	0.0
1,417	4.500%, 08/01/2040	1,400	0.0
142,751	4.500%, 09/01/2040	141,058	0.0
73,911	4.500%, 09/01/2040	72,556	0.0
9,843	4.500%, 09/01/2040	9,649	0.0
18,832	4.500%, 09/01/2040	18,608	0.0
18,678	4.500%, 09/01/2040	18,457	0.0
12,335	4.500%, 09/01/2040	12,037	0.0
11,642	4.500%, 09/01/2040	11,504	0.0
116,236	4.500%, 10/01/2040	114,859	0.0
55,025	4.500%, 10/01/2040	54,372	0.0
21,083	4.500%, 10/01/2040	20,833	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
108,741	4.500%, 10/01/2040	$107,453	0.0
17,655	4.500%, 10/01/2040	17,446	0.0
36,687	4.500%, 11/01/2040	36,252	0.0
36,157	4.500%, 11/01/2040	35,728	0.0
275,379	4.500%, 11/01/2040	268,188	0.0
724,530	4.500%, 11/01/2040	715,939	0.0
277,176	4.500%, 11/01/2040	273,891	0.0
2,009	4.500%, 12/01/2040	1,985	0.0
17,445	4.500%, 12/01/2040	17,193	0.0
140,870	4.500%, 12/01/2040	139,200	0.0
68,651	4.500%, 12/01/2040	67,837	0.0
28,832	4.500%, 12/01/2040	28,490	0.0
16,548	4.500%, 12/01/2040	16,351	0.0
24,093	4.500%, 12/01/2040	23,808	0.0
69,849	4.500%, 12/01/2040	69,021	0.0
11,877	4.500%, 12/01/2040	11,613	0.0
29,092	4.500%, 01/01/2041	28,747	0.0
160,992	4.500%, 01/01/2041	159,083	0.0
338,090	4.500%, 01/01/2041	334,083	0.0
12,153	4.500%, 01/01/2041	12,009	0.0
88,066	4.500%, 01/01/2041	87,023	0.0
55,303	4.500%, 02/01/2041	54,648	0.0
16,017	4.500%, 02/01/2041	15,785	0.0
55,679	4.500%, 02/01/2041	54,398	0.0
39,360	4.500%, 02/01/2041	38,894	0.0
52,367	4.500%, 02/01/2041	51,746	0.0
71,144	4.500%, 03/01/2041	69,333	0.0
34,831	4.500%, 03/01/2041	34,418	0.0
11,066	4.500%, 03/01/2041	10,725	0.0
151,903	4.500%, 03/01/2041	148,228	0.0
19,243	4.500%, 03/01/2041	19,015	0.0
2,980	4.500%, 03/01/2041	2,945	0.0
54,559	4.500%, 03/01/2041	53,912	0.0
26,260	4.500%, 03/01/2041	25,744	0.0
17,168	4.500%, 03/01/2041	16,964	0.0
27,190	4.500%, 04/01/2041	26,868	0.0
287,793	4.500%, 04/01/2041	286,209	0.0
15,766	4.500%, 04/01/2041	15,292	0.0
71,155	4.500%, 04/01/2041	69,113	0.0
3,429	4.500%, 04/01/2041	3,388	0.0
154,668	4.500%, 04/01/2041	152,833	0.0
145,177	4.500%, 05/01/2041	143,456	0.0
5,126	4.500%, 05/01/2041	5,065	0.0
18,578	4.500%, 05/01/2041	18,309	0.0
11,017	4.500%, 05/01/2041	10,708	0.0
167,341	4.500%, 05/01/2041	163,837	0.0
2,510	4.500%, 05/01/2041	2,474	0.0
13,418	4.500%, 05/01/2041	13,259	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
289,804	4.500%, 05/01/2041	$286,366	0.0
139,848	4.500%, 05/01/2041	137,529	0.0
175,101	4.500%, 06/01/2041	173,024	0.0
46,830	4.500%, 06/01/2041	45,970	0.0
10,488	4.500%, 06/01/2041	10,364	0.0
76,010	4.500%, 07/01/2041	75,108	0.0
37,546	4.500%, 07/01/2041	37,101	0.0
1,600	4.500%, 07/01/2041	1,569	0.0
138,607	4.500%, 07/01/2041	136,963	0.0
17,031	4.500%, 07/01/2041	16,837	0.0
9,230	4.500%, 07/01/2041	9,121	0.0
2,945	4.500%, 07/01/2041	2,910	0.0
20,709	4.500%, 08/01/2041	20,126	0.0
92,087	4.500%, 08/01/2041	90,995	0.0
13,313	4.500%, 08/01/2041	13,155	0.0
153,296	4.500%, 08/01/2041	150,485	0.0
50,655	4.500%, 08/01/2041	49,865	0.0
79,318	4.500%, 08/01/2041	78,378	0.0
116,113	4.500%, 08/01/2041	112,873	0.0
125,355	4.500%, 08/01/2041	122,569	0.0
402,905	4.500%, 09/01/2041	397,079	0.0
50,141	4.500%, 09/01/2041	49,123	0.0
3,561	4.500%, 09/01/2041	3,509	0.0
9,141	4.500%, 09/01/2041	9,032	0.0
42,609	4.500%, 10/01/2041	41,578	0.0
16,039	4.500%, 10/01/2041	15,849	0.0
24,437	4.500%, 10/01/2041	24,148	0.0
438,509	4.500%, 10/01/2041	433,308	0.0
83,940	4.500%, 10/01/2041	82,238	0.0
153,573	4.500%, 10/01/2041	150,634	0.0
193,758	4.500%, 10/01/2041	190,958	0.0
832,055	4.500%, 10/01/2041	822,185	0.0
224,936	4.500%, 11/01/2041	222,268	0.0
2,861	4.500%, 11/01/2041	2,827	0.0
502,211	4.500%, 12/01/2041	496,254	0.0
176,842	4.500%, 12/01/2041	174,747	0.0
8,745	4.500%, 01/01/2042	8,641	0.0
20,070	4.500%, 01/01/2042	19,832	0.0
11,812	4.500%, 01/01/2042	11,518	0.0
32,648	4.500%, 03/01/2042	31,986	0.0
4,116	4.500%, 03/01/2042	4,002	0.0
26,560	4.500%, 04/01/2042	25,679	0.0
11,209	4.500%, 06/01/2042	11,024	0.0
4,902	4.500%, 08/01/2042	4,844	0.0
4,007	4.500%, 09/01/2042	3,870	0.0
6,349	4.500%, 01/01/2043	6,146	0.0
4,534	4.500%, 12/01/2043	4,452	0.0
42,137	4.500%, 04/01/2047	41,188	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
20,221	4.500%, 05/01/2047	$19,765	0.0
93,555	4.500%, 06/01/2047	91,910	0.0
46,622	4.500%, 06/01/2047	45,493	0.0
258,390	4.500%, 07/01/2047	253,844	0.0
65,197	4.500%, 07/01/2047	63,728	0.0
16,013	4.500%, 08/01/2047	15,648	0.0
5,742,972	4.500%, 10/01/2052	5,525,637	0.3
35	5.000%, 12/01/2023	35	0.0
14,296	5.000%, 04/01/2026	14,163	0.0
17,781	5.000%, 05/01/2026	17,616	0.0
17,424	5.000%, 08/01/2027	17,261	0.0
7,754	5.000%, 04/01/2028	7,694	0.0
5,514,780	5.000%, 05/01/2042	5,557,563	0.3
93	5.500%, 09/01/2023	93	0.0
19	5.500%, 01/01/2025	19	0.0
6	5.500%, 08/01/2025	6	0.0
1,959	5.500%, 07/01/2026	1,951	0.0
2,269	5.500%, 12/01/2027	2,260	0.0
9,615	5.500%, 04/01/2028	9,575	0.0
3,020	5.500%, 08/01/2028	3,007	0.0
4,418	5.500%, 01/01/2029	4,402	0.0
34,448	5.500%, 10/01/2029	34,363	0.0
34,962	5.500%, 04/01/2033	35,141	0.0
11,271	5.500%, 10/01/2033	11,237	0.0
3,500	5.500%, 11/01/2033	3,584	0.0
5,448	5.500%, 11/01/2033	5,466	0.0
2,260	5.500%, 11/01/2033	2,252	0.0
519	5.500%, 11/01/2033	519	0.0
28,248	5.500%, 12/01/2033	28,922	0.0
60,152	5.500%, 12/01/2033	60,461	0.0
9,742	5.500%, 12/01/2033	9,793	0.0
179,296	5.500%, 12/01/2033	181,209	0.0
848	5.500%, 12/01/2033	868	0.0
14,209	5.500%, 01/01/2034	14,165	0.0
257	5.500%, 01/01/2034	256	0.0
6,866	5.500%, 01/01/2034	6,838	0.0
8,184	5.500%, 01/01/2034	8,315	0.0
64,168	5.500%, 01/01/2034	65,627	0.0
2,707	5.500%, 06/01/2034	2,734	0.0
28,024	5.500%, 11/01/2034	28,693	0.0
4,538	5.500%, 11/01/2034	4,519	0.0
564	5.500%, 12/01/2034	578	0.0
8,408	5.500%, 01/01/2035	8,608	0.0
21,282	5.500%, 01/01/2035	21,245	0.0
16,504	5.500%, 01/01/2035	16,900	0.0
795,926	5.500%, 02/01/2035	815,427	0.0
8,708	5.500%, 02/01/2035	8,743	0.0
5,971	5.500%, 07/01/2035	6,066	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
457,932	5.500%, 08/01/2035	$469,330	0.0
2,091	5.500%, 10/01/2035	2,138	0.0
307	5.500%, 11/01/2035	307	0.0
28,808	5.500%, 11/01/2035	29,115	0.0
463	5.500%, 12/01/2035	474	0.0
465	5.500%, 12/01/2035	477	0.0
7,023	5.500%, 12/01/2035	7,216	0.0
73,529	5.500%, 12/01/2035	75,397	0.0
5,121	5.500%, 01/01/2036	5,256	0.0
46,336	5.500%, 01/01/2036	47,561	0.0
398	5.500%, 02/01/2036	396	0.0
6,919	5.500%, 04/01/2036	7,101	0.0
556,403	5.500%, 07/01/2036	570,036	0.0
401	5.500%, 08/01/2036	412	0.0
45,857	5.500%, 09/01/2036	46,951	0.0
27,644	5.500%, 09/01/2036	28,303	0.0
685	5.500%, 12/01/2036	703	0.0
992	5.500%, 12/01/2036	1,020	0.0
70,443	5.500%, 12/01/2036	72,183	0.0
75,146	5.500%, 12/01/2036	77,242	0.0
6,936	5.500%, 01/01/2037	7,129	0.0
42,735	5.500%, 01/01/2037	43,927	0.0
59,463	5.500%, 02/01/2037	61,122	0.0
161,449	5.500%, 03/01/2037	164,450	0.0
6,656	5.500%, 04/01/2037	6,842	0.0
15,126	5.500%, 05/01/2037	15,542	0.0
7,339	5.500%, 05/01/2037	7,543	0.0
1,268	5.500%, 05/01/2037	1,288	0.0
495	5.500%, 05/01/2037	509	0.0
30,326	5.500%, 06/01/2037	30,726	0.0
13,378	5.500%, 06/01/2037	13,691	0.0
14,872	5.500%, 07/01/2037	14,916	0.0
24,141	5.500%, 08/01/2037	24,815	0.0
8,948	5.500%, 08/01/2037	9,172	0.0
23,856	5.500%, 08/01/2037	24,487	0.0
61,485	5.500%, 09/01/2037	63,200	0.0
458	5.500%, 11/01/2037	470	0.0
215,098	5.500%, 01/01/2038	220,876	0.0
677	5.500%, 02/01/2038	696	0.0
420	5.500%, 02/01/2038	431	0.0
206,703	5.500%, 03/01/2038	212,091	0.0
3,637	5.500%, 03/01/2038	3,645	0.0
349	5.500%, 04/01/2038	355	0.0
8,720	5.500%, 04/01/2038	8,707	0.0
31,902	5.500%, 04/01/2038	32,685	0.0
5,204	5.500%, 05/01/2038	5,338	0.0
1,692	5.500%, 05/01/2038	1,737	0.0
51,870	5.500%, 05/01/2038	51,922	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,020,188	5.500%, 06/01/2038	$1,052,092	0.1
49,612	5.500%, 06/01/2038	50,996	0.0
11,542	5.500%, 06/01/2038	11,832	0.0
23,521	5.500%, 07/01/2038	24,125	0.0
28,460	5.500%, 07/01/2038	29,254	0.0
28,744	5.500%, 07/01/2038	29,450	0.0
240	5.500%, 07/01/2038	246	0.0
6,532	5.500%, 08/01/2038	6,700	0.0
14,314	5.500%, 08/01/2038	14,624	0.0
48,230	5.500%, 08/01/2038	49,445	0.0
31,022	5.500%, 11/01/2038	31,916	0.0
112,969	5.500%, 11/01/2038	116,005	0.0
111	5.500%, 12/01/2038	113	0.0
19,091	5.500%, 12/01/2038	19,614	0.0
59,858	5.500%, 01/01/2039	61,528	0.0
31,142	5.500%, 01/01/2039	32,011	0.0
202,224	5.500%, 01/01/2039	207,866	0.0
11,670	5.500%, 03/01/2039	11,984	0.0
183,039	5.500%, 06/01/2039	188,145	0.0
109,730	5.500%, 06/01/2039	112,791	0.0
10,401	5.500%, 07/01/2041	10,665	0.0
205,717	5.500%, 09/01/2041	210,337	0.0
40,162	6.000%, 11/01/2028	40,538	0.0
198	6.000%, 04/01/2031	201	0.0
216	6.000%, 01/01/2032	218	0.0
473	6.000%, 11/01/2032	478	0.0
462	6.000%, 11/01/2032	476	0.0
31,562	6.000%, 01/01/2033	32,609	0.0
2,006	6.000%, 09/01/2033	2,034	0.0
327	6.000%, 01/01/2034	333	0.0
23,682	6.000%, 06/01/2035	23,987	0.0
5,384	6.000%, 07/01/2035	5,444	0.0
3,336	6.000%, 07/01/2035	3,436	0.0
6,955	6.000%, 07/01/2035	7,225	0.0
4,383	6.000%, 07/01/2035	4,425	0.0
971	6.000%, 10/01/2035	980	0.0
351	6.000%, 10/01/2035	355	0.0
33,265	6.000%, 11/01/2035	34,434	0.0
2,116	6.000%, 12/01/2035	2,136	0.0
27,347	6.000%, 12/01/2035	28,412	0.0
184,826	6.000%, 12/01/2035	186,781	0.0
4,140	6.000%, 01/01/2036	4,217	0.0
21,540	6.000%, 02/01/2036	22,379	0.0
29,274	6.000%, 02/01/2036	30,415	0.0
15,418	6.000%, 03/01/2036	15,775	0.0
20,444	6.000%, 03/01/2036	21,452	0.0
26,314	6.000%, 04/01/2036	27,340	0.0
11,468	6.000%, 04/01/2036	11,902	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
8,504	6.000%, 05/01/2036	$8,653	0.0
1,920	6.000%, 06/01/2036	1,964	0.0
324	6.000%, 06/01/2036	332	0.0
11,240	6.000%, 07/01/2036	11,360	0.0
44,110	6.000%, 07/01/2036	45,828	0.0
2,454	6.000%, 07/01/2036	2,478	0.0
1,162	6.000%, 07/01/2036	1,178	0.0
113,770	6.000%, 08/01/2036	115,722	0.0
2,226	6.000%, 08/01/2036	2,313	0.0
308,011	6.000%, 08/01/2036	315,735	0.0
11,973	6.000%, 08/01/2036	12,200	0.0
1,442	6.000%, 08/01/2036	1,461	0.0
11,420	6.000%, 08/01/2036	11,865	0.0
11,905	6.000%, 09/01/2036	12,097	0.0
8,493	6.000%, 09/01/2036	8,824	0.0
31,281	6.000%, 09/01/2036	32,497	0.0
53,959	6.000%, 09/01/2036	54,473	0.0
75	6.000%, 09/01/2036	76	0.0
8,377	6.000%, 09/01/2036	8,505	0.0
16,282	6.000%, 09/01/2036	16,755	0.0
26,226	6.000%, 10/01/2036	27,248	0.0
10,052	6.000%, 10/01/2036	10,444	0.0
18,739	6.000%, 10/01/2036	19,442	0.0
2,186	6.000%, 10/01/2036	2,207	0.0
7,609	6.000%, 10/01/2036	7,685	0.0
25,441	6.000%, 10/01/2036	26,200	0.0
8,744	6.000%, 11/01/2036	8,917	0.0
22,073	6.000%, 11/01/2036	22,934	0.0
14,561	6.000%, 11/01/2036	14,708	0.0
2,261	6.000%, 12/01/2036	2,349	0.0
1,334	6.000%, 12/01/2036	1,358	0.0
3,457	6.000%, 12/01/2036	3,500	0.0
19,142	6.000%, 12/01/2036	19,346	0.0
25,074	6.000%, 12/01/2036	26,051	0.0
501	6.000%, 01/01/2037	511	0.0
10,233	6.000%, 01/01/2037	10,337	0.0
361	6.000%, 01/01/2037	374	0.0
7,036	6.000%, 01/01/2037	7,311	0.0
9,434	6.000%, 02/01/2037	9,801	0.0
50,394	6.000%, 02/01/2037	51,914	0.0
7,380	6.000%, 02/01/2037	7,484	0.0
658	6.000%, 02/01/2037	665	0.0
10,661	6.000%, 03/01/2037	11,077	0.0
4,411	6.000%, 03/01/2037	4,455	0.0
80,389	6.000%, 03/01/2037	82,518	0.0
356	6.000%, 03/01/2037	369	0.0
4,550	6.000%, 03/01/2037	4,728	0.0
7,205	6.000%, 03/01/2037	7,282	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
64,577	6.000%, 04/01/2037	$67,042	0.0
13,007	6.000%, 04/01/2037	13,354	0.0
5,142	6.000%, 04/01/2037	5,297	0.0
9,444	6.000%, 04/01/2037	9,812	0.0
16,679	6.000%, 04/01/2037	17,329	0.0
26,918	6.000%, 04/01/2037	27,198	0.0
18,652	6.000%, 04/01/2037	18,857	0.0
20,170	6.000%, 04/01/2037	20,369	0.0
624	6.000%, 04/01/2037	630	0.0
1,367	6.000%, 04/01/2037	1,420	0.0
37,930	6.000%, 04/01/2037	39,444	0.0
2,115	6.000%, 04/01/2037	2,150	0.0
712	6.000%, 04/01/2037	719	0.0
19,825	6.000%, 05/01/2037	20,423	0.0
12,610	6.000%, 05/01/2037	12,731	0.0
15,224	6.000%, 05/01/2037	15,406	0.0
52,642	6.000%, 05/01/2037	54,693	0.0
4,924	6.000%, 05/01/2037	5,056	0.0
568	6.000%, 05/01/2037	577	0.0
7,238	6.000%, 05/01/2037	7,308	0.0
5,397	6.000%, 05/01/2037	5,458	0.0
10,602	6.000%, 05/01/2037	11,015	0.0
10,366	6.000%, 05/01/2037	10,465	0.0
1,226	6.000%, 06/01/2037	1,239	0.0
3,438	6.000%, 06/01/2037	3,532	0.0
23,111	6.000%, 06/01/2037	23,337	0.0
35,330	6.000%, 06/01/2037	36,666	0.0
3,556	6.000%, 06/01/2037	3,596	0.0
4,043	6.000%, 06/01/2037	4,201	0.0
4,824	6.000%, 06/01/2037	4,871	0.0
30,275	6.000%, 07/01/2037	30,589	0.0
12,607	6.000%, 07/01/2037	12,737	0.0
5,999	6.000%, 07/01/2037	6,056	0.0
7,393	6.000%, 07/01/2037	7,472	0.0
4,601	6.000%, 07/01/2037	4,781	0.0
11,253	6.000%, 07/01/2037	11,389	0.0
2,262	6.000%, 07/01/2037	2,323	0.0
33,879	6.000%, 07/01/2037	35,159	0.0
4,818	6.000%, 07/01/2037	5,023	0.0
7,340	6.000%, 08/01/2037	7,420	0.0
8,413	6.000%, 08/01/2037	8,495	0.0
34,627	6.000%, 08/01/2037	34,957	0.0
30,826	6.000%, 08/01/2037	32,028	0.0
5,696	6.000%, 08/01/2037	5,756	0.0
11,637	6.000%, 08/01/2037	12,036	0.0
4,161	6.000%, 08/01/2037	4,303	0.0
16,415	6.000%, 08/01/2037	16,577	0.0
10,104	6.000%, 09/01/2037	10,498	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,546	6.000%, 09/01/2037	$5,598	0.0
517	6.000%, 09/01/2037	524	0.0
1,499	6.000%, 09/01/2037	1,557	0.0
159,536	6.000%, 09/01/2037	165,756	0.0
59,378	6.000%, 09/01/2037	60,945	0.0
582	6.000%, 10/01/2037	591	0.0
20,916	6.000%, 10/01/2037	21,714	0.0
24,080	6.000%, 11/01/2037	24,948	0.0
31,591	6.000%, 11/01/2037	32,670	0.0
655	6.000%, 11/01/2037	679	0.0
17,307	6.000%, 12/01/2037	17,735	0.0
909	6.000%, 12/01/2037	941	0.0
36,019	6.000%, 12/01/2037	36,699	0.0
43,873	6.000%, 12/01/2037	45,583	0.0
54,625	6.000%, 02/01/2038	55,574	0.0
79,053	6.000%, 02/01/2038	81,815	0.0
15,916	6.000%, 02/01/2038	16,472	0.0
769	6.000%, 03/01/2038	791	0.0
3,727	6.000%, 03/01/2038	3,762	0.0
16,851	6.000%, 03/01/2038	17,425	0.0
2,172	6.000%, 05/01/2038	2,255	0.0
46,436	6.000%, 05/01/2038	47,905	0.0
7,199	6.000%, 06/01/2038	7,480	0.0
76,602	6.000%, 07/01/2038	78,772	0.0
29,067	6.000%, 07/01/2038	30,082	0.0
786	6.000%, 08/01/2038	811	0.0
4,366	6.000%, 09/01/2038	4,536	0.0
3,178	6.000%, 09/01/2038	3,213	0.0
15,402	6.000%, 09/01/2038	15,951	0.0
13,988	6.000%, 09/01/2038	14,182	0.0
8,072	6.000%, 10/01/2038	8,364	0.0
1,406	6.000%, 10/01/2038	1,444	0.0
19,063	6.000%, 10/01/2038	19,744	0.0
11,316	6.000%, 10/01/2038	11,426	0.0
343	6.000%, 10/01/2038	346	0.0
9,175	6.000%, 10/01/2038	9,529	0.0
111,198	6.000%, 11/01/2038	113,686	0.0
1,083	6.000%, 11/01/2038	1,094	0.0
426	6.000%, 11/01/2038	438	0.0
822	6.000%, 12/01/2038	832	0.0
44,575	6.000%, 12/01/2038	46,313	0.0
11,697	6.000%, 12/01/2038	11,908	0.0
889	6.000%, 10/01/2039	924	0.0
11,292	6.000%, 10/01/2039	11,709	0.0
261,802	6.000%, 02/01/2040	270,729	0.0
11,182	6.000%, 04/01/2040	11,586	0.0
72,333	6.000%, 09/01/2040	73,096	0.0
116,542	6.000%, 10/01/2040	120,991	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
169,481	6.000%, 05/01/2041	$176,065	0.0
1,307	6.500%, 04/01/2027	1,335	0.0
450	6.500%, 02/01/2028	459	0.0
4,619	6.500%, 01/01/2032	4,724	0.0
4,846	6.500%, 04/01/2032	5,010	0.0
11,119	6.500%, 10/01/2032	11,363	0.0
7,439	6.500%, 10/01/2032	7,602	0.0
3,600	6.500%, 03/01/2038	3,801	0.0
160	7.000%, 08/01/2025	159	0.0
3,277	7.000%, 03/01/2026	3,267	0.0
975	7.000%, 03/01/2026	968	0.0
410	7.000%, 12/01/2027	406	0.0
142,010	7.000%, 03/01/2038	148,207	0.0
411,674	7.000%, 04/01/2038	434,149	0.0
5,088	7.500%, 09/01/2031	5,198	0.0
		339,095,336	14.5
	Total U.S. Government Agency Obligations (Cost $531,961,870)	508,332,570	21.7
ASSET-BACKED SECURITIES: 7.2%
	Automobile Asset-Backed Securities: 0.0%
350,000 (1)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	331,191	0.0

	Home Equity Asset-Backed Securities: 0.1%
1,086,059 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	859,570	0.1
397,941	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 6.065%, (US0001M + 0.915%), 03/25/2035	392,039	0.0
42,419	Renaissance Home Equity Loan Trust 2003-2 A, 3.823%, (US0001M + 0.880%), 08/25/2033	38,356	0.0
693,055 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	677,685	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued)
50,754	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 5.310%, (US0001M + 0.160%), 11/25/2036	$14,779	0.0
		1,982,429	0.1
	Other Asset-Backed Securities: 6.4%
2,000,000 (1)	AGL CLO 12 Ltd. 2021-12A C, 7.100%, (US0003M + 1.850%), 07/20/2034	1,906,268	0.1
2,385,322 (1)(3)(4)(7)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
650,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 7.201%, (US0003M + 1.950%), 04/14/2029	650,028	0.0
3,470,000 (1)	Babson CLO Ltd. 2017-1A A2, 6.612%, (US0003M + 1.350%), 07/18/2029	3,423,360	0.1
4,393,000 (1)	Babson CLO Ltd. 2018-3A A2, 6.550%, (US0003M + 1.300%), 07/20/2029	4,363,110	0.2
791,667 (1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	676,684	0.0
435,067 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.655%, 10/25/2036	429,419	0.0
2,250,000 (1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 7.400%, (US0003M + 2.150%), 01/20/2032	2,168,849	0.1
2,000,000 (1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 6.430%, (US0003M + 1.170%), 10/15/2034	1,962,558	0.1
1,950,000 (1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 6.710%, (US0003M + 1.450%), 10/15/2034	1,880,687	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,450,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 7.260%, (US0003M + 2.000%), 04/15/2034	$1,370,612	0.1
5,000,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A C, 7.265%, (US0003M + 2.000%), 04/19/2034	4,780,560	0.2
2,320,625 (1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,101,164	0.1
3,490,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 6.420%, (US0003M + 1.170%), 07/20/2034	3,411,639	0.1
3,000,000 (1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 7.250%, (US0003M + 2.000%), 07/20/2034	2,813,640	0.1
1,750,000 (1)	California Street CLO IX L.P. 2012-9A CR3, 7.760%, (US0003M + 2.500%), 07/16/2032	1,679,886	0.1
5,500,000 (1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 7.300%, (US0003M + 2.050%), 04/20/2034	5,230,874	0.2
2,400,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 6.390%, (US0003M + 1.130%), 04/17/2031	2,324,489	0.1
3,250,000 (1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 7.273%, (US0003M + 2.000%), 07/23/2034	3,075,885	0.1
3,000,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.710%, (US0003M + 1.450%), 10/17/2034	2,920,962	0.1
35,154	Chase Funding Trust Series 2002-4 2A1, 5.890%, (US0001M + 0.740%), 10/25/2032	33,743	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
106,708	Chase Funding Trust Series 2003-5 2A2, 5.750%, (US0001M + 0.600%), 07/25/2033	$101,918	0.0
1,009,853 (1)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	859,728	0.0
914,375 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	837,424	0.0
481,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	450,338	0.0
290,250 (1)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	254,380	0.0
1,340,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,264,036	0.1
3,634,650 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,554,482	0.2
3,000,000 (1)	Galaxy XXII CLO Ltd. 2016-22A ARR, 6.460%, (US0003M + 1.200%), 04/16/2034	2,938,932	0.1
99,156	GSAMP Trust 2007-FM1 A2A, 5.220%, (US0001M + 0.070%), 12/25/2036	48,644	0.0
890,936 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	806,616	0.0
500,000 (1)	HGI CRE CLO 2021-FL3 A Ltd., 6.767%, (SOFR30A + 1.700%), 04/20/2037	492,443	0.0
10,000,000 (1)	LCM 26A A2 Ltd., 6.500%, (US0003M + 1.250%), 01/20/2031	9,721,780	0.4
2,450,000 (1)	LCM 30A CR Ltd., 7.250%, (US0003M + 2.000%), 04/20/2031	2,326,285	0.1
58,753	Long Beach Mortgage Loan Trust 2004-4 1A1, 5.710%, (US0001M + 0.560%), 10/25/2034	54,621	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,090,000 (1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 7.265%, (US0003M + 2.000%), 04/19/2033	$2,025,315	0.1
1,650,000 (1)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 6.660%, (US0003M + 1.400%), 10/15/2032	1,619,876	0.1
98,251 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	98,165	0.0
1,244,953 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,138,514	0.1
381,502 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	338,417	0.0
1,454,122 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,320,745	0.1
1,500,000 (1)	Oak Hill Credit Partners 2021-8A C, 7.162%, (US0003M + 1.900%), 01/18/2034	1,435,323	0.1
5,050,000 (1)	OCP CLO 2021-21A C Ltd., 7.150%, (US0003M + 1.900%), 07/20/2034	4,767,013	0.2
4,000,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.615%, (US0003M + 1.350%), 07/19/2030	3,877,140	0.2
1,800,000 (1)	OHA Credit Funding 9 Ltd. 2021-9A C, 7.165%, (US0003M + 1.900%), 07/19/2035	1,730,749	0.1
4,000,000 (1)	Palmer Square CLO 2013-2A BR3 Ltd., 7.110%, (US0003M + 1.850%), 10/17/2031	3,819,636	0.2
2,000,000 (1)	Palmer Square CLO 2021-3A A2 Ltd., 6.660%, (US0003M + 1.400%), 01/15/2035	1,970,404	0.1
7,000,000 (1)	Palmer Square CLO Ltd. 2021-2A C, 7.060%, (US0003M + 1.800%), 07/15/2034	6,659,282	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
219,663 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.542%, 01/25/2036	$214,631	0.0
2,450,000 (1)	Rockland Park CLO Ltd. 2021-1A C, 7.150%, (US0003M + 1.900%), 04/20/2034	2,331,692	0.1
84,356	Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	82,938	0.0
1,506,083 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,368,784	0.1
2,600,000 (1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 7.555%, (US0003M + 2.300%), 04/25/2034	2,452,598	0.1
2,800,000 (1)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 7.450%, (US0003M + 2.200%), 07/20/2034	2,639,804	0.1
1,789,672 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,680,582	0.1
8,200,000 (1)	Symphony CLO XXV Ltd. 2021-25A C, 7.315%, (US0003M + 2.050%), 04/19/2034	7,836,256	0.3
1,719,000 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,625,893	0.1
6,000,000 (1)	TCW CLO 2020-1A CRR Ltd., 7.300%, (US0003M + 2.050%), 04/20/2034	5,676,186	0.2
7,100,000 (1)	TCW CLO 2023-1A C Ltd., 8.291%, (TSFR3M + 3.500%), 04/28/2036	6,998,846	0.3
7,000,000 (1)	THL Credit Wind River 2017-3A CR Clo Ltd., 7.760%, (US0003M + 2.500%), 04/15/2035	6,679,162	0.3
7,000,000 (1)	Trinitas Clo VII Ltd. 2017-7A A1R, 6.455%, (US0003M + 1.200%), 01/25/2035	6,836,445	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,132,250 (1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	$951,863	0.0
		149,092,303	6.4
	Student Loan Asset-Backed Securities: 0.7%
387,079 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	342,674	0.0
290,279 (1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	267,037	0.0
475,522 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	442,715	0.0
2,000,000 (1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,878,062	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,315,215	0.0
1,500,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,366,536	0.1
2,500,000 (1)(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,342,631	0.1
2,100,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	1,867,860	0.1
2,200,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	1,972,593	0.1
5,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,487,595	0.2
551,996 (1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	528,663	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	$919,948	0.0
		17,731,529	0.7
	Total Asset-Backed Securities (Cost $177,734,695)	169,137,452	7.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.6%
12,207,396 (3)(4)	BANK 2019-BNK16 XA, 1.102%, 02/15/2052	505,153	0.0
50,353,268 (3)(4)	Bank 2019-BNK19 XA, 1.080%, 08/15/2061	2,202,024	0.1
22,800,000 (1)(3)(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	259,551	0.0
26,637,428 (3)(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.162%, 08/15/2052	1,011,270	0.1
18,955,149 (3)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.189%, 03/15/2052	830,957	0.0
3,537,000 (1)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,282,199	0.1
1,348,000 (1)(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.512%, 05/25/2052	934,717	0.0
452,123 (1)	BX 2021-MFM1 D, 6.762%, (TSFR1M + 1.615%), 01/15/2034	439,766	0.0
3,129,048 (1)	BX Commercial Mortgage Trust 2021-21M E, 7.364%, (US0001M + 2.171%), 10/15/2036	2,940,633	0.1
2,500,000 (1)	BX Trust 2019-ATL B, 6.580%, (US0001M + 1.387%), 10/15/2036	2,426,962	0.1
1,000,000 (1)	BX Trust 2023-DELC A, 7.690%, (TSFR1M + 2.690%), 05/15/2038	1,000,267	0.0
16,696,975 (3)(4)	CD 2016-CD1 Mortgage Trust XA, 1.499%, 08/10/2049	493,276	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
34,077,842 (3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.011%, 09/15/2050	$948,869	0.0
46,528,954 (3)(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.828%, 06/10/2051	1,292,726	0.1
1,000,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 06/10/2028	964,677	0.0
2,106,995 (3)(4)	COMM 2012-CR3 XA, 1.380%, 10/15/2045	4,810	0.0
65,166,000 (1)(3)(4)	COMM 2012-CR4 XB, 0.502%, 10/15/2045	124,793	0.0
66,527,319 (3)(4)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	904,070	0.0
3,906,000 (1)(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,430,268	0.2
750,000 (1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	357,634	0.0
2,736,000 (1)	CSWF 2021-SOP2 D, 7.510%, (US0001M + 2.317%), 06/15/2034	2,217,720	0.1
252,087 (1)(7)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	251,658	0.0
10,317,206 (4)	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	1,386,237	0.1
10,700,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.906%, 12/25/2041	18,277	0.0
5,200,000 (1)(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,941,859	0.1
66,135,035 (1)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	207,257	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,380,000 (1)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	$30,542	0.0
1,000,000 (1)(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.825%, 02/27/2050	949,302	0.0
3,000,000 (1)(3)(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.260%, 02/27/2050	2,800,975	0.1
2,845,000 (1)(3)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.520%, 09/27/2051	2,039,063	0.1
2,164,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,844,809	0.1
2,631,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,211,014	0.1
1,140,000 (1)(3)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.110%, 09/27/2051	953,816	0.0
1,817,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,058,399	0.1
2,163,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,806,640	0.1
2,140,000 (1)(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,699,206	0.1
6,158,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	4,193,812	0.2
8,097,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	5,353,060	0.2
4,451,000 (1)(3)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.021%, 11/27/2050	3,294,903	0.1
3,030,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.170%, 01/29/2052	2,171,000	0.1
3,298,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.870%, 01/27/2052	1,935,515	0.1
1,723,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.470%, 08/27/2050	1,515,345	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,756,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.740%, 05/27/2048	$1,460,693	0.1
2,125,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.420%, 11/27/2049	1,460,614	0.1
483,000 (1)(3)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.400%, 01/29/2052	332,856	0.0
1,728,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.060%, 01/27/2052	958,304	0.0
1,724,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	1,487,304	0.1
1,388,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.590%, 10/27/2047	1,202,600	0.1
1,755,000 (1)(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.810%, 05/27/2048	1,433,598	0.1
14,751,402 (3)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.161%, 11/10/2046	30,824	0.0
37,792,408 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.089%, 06/10/2047	168,824	0.0
104,852,709 (3)(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.928%, 09/10/2052	3,746,314	0.2
37,449,138 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.712%, 12/15/2049	561,803	0.0
1,812,167 (3)(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.063%, 10/15/2048	24,175	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
688,079 (1)	Life 2021-BMR F Mortgage Trust, 7.612%, (TSFR1M + 2.350%), 03/15/2038	$653,111	0.0
1,377,390 (1)	Med Trust 2021-MDLN D, 7.194%, (US0001M + 2.000%), 11/15/2038	1,315,964	0.1
1,350,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	1,045,238	0.1
1,140,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.440%, 11/08/2049	916,595	0.0
420,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	312,731	0.0
530,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	373,108	0.0
500,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	339,227	0.0
21,772,433 (3)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.158%, 12/15/2047	250,554	0.0
24,754,023 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.661%, 04/15/2054	1,966,982	0.1
383,296 (1)(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.636%, 11/15/2044	373,043	0.0
	Total Commercial Mortgage-Backed Securities (Cost $93,444,698)	84,649,493	3.6

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 17.4%
	Affiliated Investment Companies: 17.4%
10,855,906	Voya VACS Series EMCD Fund	89,669,784	3.8
12,085,232	Voya VACS Series EMHCD Fund	122,181,698	5.2
6,960,722	Voya VACS Series HYB Fund	69,885,650	3.0
12,500,999	Voya VACS Series SC Fund	125,885,055	5.4
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
	Total Mutual Funds (Cost $421,863,570)	$407,622,187	17.4

	Value	Percentage of Net Assets
PURCHASED OPTIONS(10): 0.0%
Total Purchased Options (Cost $926,785)	344,970	0.0
Total Long-Term Investments (Cost $2,509,619,834)	2,357,342,522	100.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Commercial Paper: 1.1%
6,200,000	Dominion Energy, Inc., 5.260%, 07/03/2023	6,197,321	0.3
20,000,000	Entergy Corp., 5.300%, 07/05/2023	19,985,481	0.8
	Total Commercial Paper (Cost $26,186,641)	26,182,802	1.1

	Repurchase Agreements: 0.7%
3,883,800 (11)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $3,885,415, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,961,476, due 04/01/35-09/01/61)	3,883,800	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,411,965 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/23, 5.08%, due 07/03/23 (Repurchase Amount $2,412,972, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,460,204, due 10/13/23-02/20/73)	$2,411,965	0.1
2,139,611 (11)	Citadel Securities LLC, Repurchase Agreement dated 06/30/23, 5.11%, due 07/03/23 (Repurchase Amount $2,140,510, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $2,183,334, due 07/15/23-02/15/53)	2,139,611	0.1
137,910 (11)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $137,967, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $140,668, due 10/31/24-08/20/67)	137,910	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,883,800 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $3,885,415, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,961,476, due 07/31/23-05/20/53)	$3,883,800	0.2
3,566,351 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/23, 5.15%, due 07/03/23 (Repurchase Amount $3,567,861, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,637,763, due 07/15/25-02/15/51)	3,566,351	0.1
	Total Repurchase Agreements (Cost $16,023,437)	16,023,437	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
2,698,000 (12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $2,698,000)	$2,698,000	0.1
	Total Short-Term Investments (Cost $44,908,078)	44,904,239	1.9
	Total Investments in Securities (Cost $2,554,527,912)	$2,402,246,761	102.5
	Liabilities in Excess of Other Assets	(58,437,398)	(2.5)
	Net Assets	$2,343,809,363	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2023.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2023.

(10)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2023.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of June 30, 2023 (as a percentage of net assets)
Corporate Bonds/Notes	27.6%
U.S. Government Agency Obligations	21.7%
Mutual Funds	17.4%
Collateralized Mortgage Obligations	14.3%
U.S. Treasury Obligations	8.7%
Asset-Backed Securities	7.2%
Commercial Mortgage-Backed Securities	3.6%
Municipal Bonds	0.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(0.6)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Mutual Funds	$407,622,187	$—	$—	$407,622,187
Purchased Options	—	344,970	—	344,970
Corporate Bonds/Notes	—	648,120,062	—	648,120,062
Collateralized Mortgage Obligations	—	334,083,687	—	334,083,687
Municipal Bonds	—	1,709,776	—	1,709,776
Asset-Backed Securities	—	169,137,452	—	169,137,452
U.S. Government Agency Obligations	—	508,332,570	—	508,332,570
Commercial Mortgage-Backed Securities	—	84,397,835	251,658	84,649,493
U.S. Treasury Obligations	—	203,342,325	—	203,342,325
Short-Term Investments	2,698,000	42,206,239	—	44,904,239
Total Investments, at fair value	$410,320,187	$1,991,674,916	$251,658	$2,402,246,761
Other Financial Instruments+
Centrally Cleared Swaps	—	6,102,817	—	6,102,817
Forward Foreign Currency Contracts	—	528	—	528
Forward Premium Swaptions	—	528,238	—	528,238
Futures	1,655,604	—	—	1,655,604
Total Assets	$411,975,791	$1,998,306,499	$251,658	$2,410,533,948
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(6,591,699)	$—	$(6,591,699)
Forward Foreign Currency Contracts	—	(822)	—	(822)
Forward Premium Swaptions	—	(856,615)	—	(856,615)
Futures	(210,466)	—	—	(210,466)
Written Options	—	(7,442,838)	—	(7,442,838)
Total Liabilities	$(210,466)	$(14,891,974)	$—	$(15,102,440)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$116,943,433	$565,768	$(153,657,286)	$36,130,085	$—	$911,117	$(35,888,267)	$—
Voya High Yield Bond Fund - Class P	71,064,002	405,008	(83,494,647)	12,025,637	—	758,782	(11,279,945)	—
Voya Investment Grade Credit Fund - Class P	149,477,522	1,112,689	(180,280,913)	29,690,702	—	1,517,391	(25,677,743)	—
Voya Securitized Credit Fund - Class P	122,428,596	—	(129,927,574)	7,498,978	—	991,842	(4,998,493)	—
Voya VACS Series EMCD Fund	86,773,176	2,372,964	—	523,644	89,669,784	2,372,939	—	—
Voya VACS Series EMHCD Fund	—	120,860,184	—	1,321,514	122,181,698	2,763,817	—	—
Voya VACS Series HYB Fund	—	74,625,296	(5,004,995)	265,349	69,885,650	2,056,643	5,005	—
Voya VACS Series SC Fund	—	125,009,985	—	875,070	125,885,055	2,029,880	—	—
	$546,686,729	$324,951,894	$(552,365,415)	$88,330,979	$407,622,187	$13,402,411	$(77,839,443)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2023, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 1,639,102	USD 1,793,602	Barclays Bank PLC	08/18/23	$(822)
USD 1,478,205	EUR 1,351,011	Standard Chartered Bank	08/18/23	528
				$(294)
At June 30, 2023, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	4	09/20/23	$449,063	$(3,011)
U.S. Treasury 2-Year Note	169	09/29/23	34,365,094	(149,920)
U.S. Treasury Long Bond	72	09/20/23	9,137,250	(57,535)
U.S. Treasury Ultra Long Bond	647	09/20/23	88,133,531	187,298
			$132,084,938	$(23,168)
Short Contracts:
U.S. Treasury 5-Year Note	(492)	09/29/23	(52,690,125)	361,930
U.S. Treasury Ultra 10-Year Note	(945)	09/20/23	(111,923,438)	1,106,376
			$(164,613,563)	$1,468,306
At June 30, 2023, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 13	Buy	(5.000)	12/20/24	USD 27,986,640	$(880,148)	$1,316,289
					$(880,148)	$1,316,289

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270%	Annual	02/20/25	USD 50,815,000	$(698,807)	$(698,807)
Pay	1-day Secured Overnight Financing Rate	Annual	3.332	Annual	02/20/25	USD 11,094,608	(146,110)	(146,110)
Pay	1-day Secured Overnight Financing Rate	Annual	4.362	Annual	02/20/25	USD 22,020,000	(77,459)	(77,459)
Pay	1-day Secured Overnight Financing Rate	Annual	4.472	Annual	02/20/25	USD 8,368,000	(20,830)	(20,830)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD 2,501,000	(14,169)	(14,169)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD 15,780,000	(697,972)	(697,972)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD 10,099,000	(424,231)	(424,231)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD 13,886,108	(347,665)	(347,665)
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD 18,935,517	(168,517)	(168,517)
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD 14,139,000	(616,861)	(616,861)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD 8,205,096	(307,165)	(307,165)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD 7,574,000	(267,724)	(267,724)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD 10,099,000	(326,605)	(326,605)
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD 7,220,982	(226,168)	(226,168)
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD 6,943,010	(216,178)	(216,178)
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD 3,471,504	(107,508)	(107,508)
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD 8,205,000	(242,774)	(242,774)
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD 9,593,000	(103,456)	(103,456)
Pay	1-day Secured Overnight Financing Rate	Annual	2.995	Annual	06/09/33	USD 25,247,000	(1,207,846)	(1,207,846)
Pay	1-day Secured Overnight Financing Rate	Annual	3.415	Annual	08/23/33	USD 2,891,000	(25,878)	(25,878)
Pay	1-day Secured Overnight Financing Rate	Annual	3.435	Annual	08/23/33	USD 2,790,000	(20,371)	(20,371)
Pay	1-day Secured Overnight Financing Rate	Annual	3.524	Annual	08/23/33	USD 972,000	—	—
Pay	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	09/13/33	USD 6,252,000	(60,340)	(60,340)
Pay	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	09/13/33	USD 5,252,000	(45,063)	(45,063)
Pay	1-day Secured Overnight Financing Rate	Annual	3.406	Annual	09/13/33	USD 1,528,000	(12,927)	(12,927)
Pay	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	09/13/33	USD 5,001,000	(36,272)	(36,272)
Pay	1-day Secured Overnight Financing Rate	Annual	3.519	Annual	09/13/33	USD 2,362,000	—	—
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD 34,724,000	383,330	383,330
Receive	1-day Secured Overnight Financing Rate	Annual	3.564	Annual	02/20/25	USD 22,274,000	244,834	244,834
Receive	1-day Secured Overnight Financing Rate	Annual	3.718	Annual	02/20/25	USD 19,818,000	189,351	189,351
Receive	1-day Secured Overnight Financing Rate	Annual	4.073	Annual	02/20/25	USD 22,020,000	137,106	137,106
Receive	1-day Secured Overnight Financing Rate	Annual	4.116	Annual	02/20/25	USD 22,020,000	128,239	128,239
Receive	1-day Secured Overnight Financing Rate	Annual	4.258	Annual	02/20/25	USD 18,124,000	81,428	81,428
Receive	1-day Secured Overnight Financing Rate	Annual	4.369	Annual	02/20/25	USD 16,938,000	58,501	58,501
Receive	1-day Secured Overnight Financing Rate	Annual	4.426	Annual	02/20/25	USD 13,974,000	40,832	40,832
Receive	1-day Secured Overnight Financing Rate	Annual	4.464	Annual	02/20/25	USD 29,981,000	76,973	76,973
Receive	1-day Secured Overnight Financing Rate	Annual	4.586	Annual	02/20/25	USD 35,570,000	50,490	50,490
Receive	1-day Secured Overnight Financing Rate	Annual	4.711	Annual	02/20/25	USD 42,346,000	10,716	10,716
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD 42,289,000	1,439,744	1,439,744
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD 5,301,732	111,247	111,247
Receive	1-day Secured Overnight Financing Rate	Annual	3.292	Annual	05/12/33	USD 47,591,000	1,173,696	1,173,696
Receive	1-day Secured Overnight Financing Rate	Annual	3.296	Annual	05/12/33	USD 7,574,000	184,577	184,577
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD 10,730,000	94,203	94,203
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD 6,943,000	(5,550)	(5,550)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD 17,673,000	(80,056)	(80,056)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD 6,943,000	(58,398)	(58,398)
Receive	1-day Secured Overnight Financing Rate	Annual	3.172	Annual	05/16/33	USD 5,428,000	186,839	186,839
Receive	1-day Secured Overnight Financing Rate	Annual	3.405	Annual	08/23/33	USD 1,250,000	12,215	12,215
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.409%	Annual	08/23/33	USD 5,681,000	$53,724	$53,724
Receive	1-day Secured Overnight Financing Rate	Annual	3.463	Annual	08/23/33	USD 4,040,000	20,013	20,013
Receive	1-day Secured Overnight Financing Rate	Annual	3.543	Annual	08/23/33	USD 6,059,000	(10,024)	(10,024)
Receive	1-day Secured Overnight Financing Rate	Annual	3.427	Annual	09/13/33	USD 3,056,000	20,613	20,613
Receive	1-day Secured Overnight Financing Rate	Annual	3.525	Annual	09/13/33	USD 11,948,000	(16,232)	(16,232)
Receive	1-day Secured Overnight Financing Rate	Annual	3.147	Annual	10/13/33	USD 2,421,000	67,663	67,663
Receive	1-day Secured Overnight Financing Rate	Annual	3.319	Annual	10/13/33	USD 692,000	9,580	9,580
Receive	1-day Secured Overnight Financing Rate	Annual	3.445	Annual	10/13/33	USD 2,421,000	8,617	8,617
Receive	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	10/13/33	USD 1,903,000	1,997	1,997
Receive	1-day Secured Overnight Financing Rate	Annual	3.506	Annual	10/13/33	USD 1,730,000	(2,543)	(2,543)
							$(1,805,171)	$(1,805,171)

At June 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 6,000,500	$297,625	$39,936
					$297,625	$39,936
At June 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	2.250%	1-day Secured Overnight Financing Rate	05/16/24	USD 31,589,600	$342,221	$168,027
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.213%	1-day Secured Overnight Financing Rate	05/16/24	USD 26,324,700	286,939	137,007
							$629,160	$305,034
At June 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 13,893,000	$375,806	$(226,594)
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 17,296,000	463,965	(98,101)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 27,786,000	751,611	(441,521)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 25,247,000	637,487	(244,314)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 13,893,000	371,117	(231,151)
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 84,692,000	398,476	(203,344)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 169,383,000	737,239	(176,784)
Put on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 13,893,000	375,806	(203,503)
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 17,296,000	463,965	(770,717)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(1)	BNP Paribas	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD 31,589,600	$342,221	$(411,146)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 27,786,000	751,611	(418,079)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 25,247,000	637,487	(419,281)
Put on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 13,893,000	371,117	(186,786)
Put on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	4.050%	1-day Secured Overnight Financing Rate	05/16/24	USD 26,324,700	286,939	(342,623)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 84,692,000	398,476	(704,794)
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 169,383,000	737,239	(2,364,100)
							$8,100,562	$(7,442,838)

At June 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 12,484,500	$2,184,788	$184
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 20,904,800	3,700,150	(29,200)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 19,473,000	3,505,140	(75,713)
							$9,390,078	$(104,729)
At June 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Pay	1-day Secured Overnight Financing Rate	06/17/24	USD 141,167,000	$805,005	$103,738
Call on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Pay	1-day Secured Overnight Financing Rate	06/14/24	USD 141,167,000	851,613	285,733
Call on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD 6,947,000	294,553	28,084
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD 13,893,000	605,414	80,791
Put on 1-Year Interest Rate Swap	Goldman Sachs International	3.900%	Receive	1-day Secured Overnight Financing Rate	06/17/24	USD 141,167,000	805,005	(350,426)
Put on 1-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.800%	Receive	1-day Secured Overnight Financing Rate	06/14/24	USD 141,167,000	862,770	(397,873)
Put on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD 6,947,000	294,553	(3,403)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD 13,893,000	605,414	29,708
							$5,124,327	$(223,648)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

(1)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(2)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$39,936
Interest rate contracts	Investments in securities at value*	305,034
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	528
Interest rate contracts	Variation margin receivable on futures contracts**	1,655,604
Credit contracts	Variation margin receivable on centrally cleared swaps**	1,316,289
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	4,786,528
Interest rate contracts	Unrealized appreciation on OTC purchased forward premium swaptions	184
Interest rate contracts	Unrealized appreciation on OTC written forward premium swaptions	528,054
Total Asset Derivatives		$8,632,157
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$822
Interest rate contracts	Variation margin payable on futures contracts**	210,466
Interest rate contracts	Variation margin payable on centrally cleared swaps**	6,591,699
Interest rate contracts	Unrealized depreciation on OTC purchased forward premium swaptions	104,913
Interest rate contracts	Unrealized depreciation on OTC written forward premium swaptions	751,702
Interest rate contracts	Written options, at fair value	7,442,838
Total Liability Derivatives		$15,102,440

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(7,647,900)	$—	$(7,647,900)
Equity contracts	—	—	(143,402)	—	—	(143,402)
Foreign exchange contracts	(1,107,350)	(5,629)	—	—	175,510	(937,469)
Interest rate contracts	28,133	—	(3,797,566)	(5,229,920)	3,841,057	(5,158,296)
Total	$(1,079,217)	$(5,629)	$(3,940,968)	$(12,877,820)	$4,016,567	$(13,887,067)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$2,974,248		$2,974,248
Foreign exchange contracts	309,004	(294)	—	—	—	308,710
Interest rate contracts	(229,026)	—	1,480,265	(348,200)	320,961	1,224,000
Total	$79,978	$(294)	$1,480,265	$2,626,048	$320,961	$4,506,958

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2023:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$—	$207,963	$—	$—	$137,007	$—	$—	$344,970
Forward foreign currency contracts	—	—	—	—	—	—	—	528	528
Forward premium swaptions	28,084	184	—	—	103,738	—	396,232	—	528,238
Total Assets	$28,084	$184	$207,963	$—	$103,738	$137,007	$396,232	$528	$873,736
Liabilities:
Forward foreign currency contracts	$—	$822	$—	$—	$—	$—	$—	$—	$822
Forward premium swaptions	3,403	104,913	—	—	350,426	—	397,873	—	856,615
Written options	430,097	908,138	1,279,964	859,601	1,081,532	342,622	2,540,884	—	7,442,838
Total Liabilities	$433,500	$1,013,873	$1,279,964	$859,601	$1,431,958	$342,622	$2,938,757	$—	$8,300,275
Net OTC derivative instruments by counterparty, at fair value	$(405,416)	$(1,013,689)	$(1,072,001)	$(859,601)	$(1,328,220)	$(205,615)	$(2,542,525)	$528	$(7,426,539)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$1,013,689	$920,000	$859,601	$1,190,000	$140,000	$2,210,000	$—	$6,333,290
Net Exposure(1)(2)	$(405,416)	$—	$(152,001)	$—	$(138,220)	$(65,615)	$(332,525)	$528	$(1,093,249)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At December 31, 2022, the Portfolio had pledged $1,020,000 and $1,110,000 in cash collateral to Barclays Bank PLC and Citibank N.A., respectively. In addition, the Portfolio had received $760,000 in cash collateral from Bank of America N.A. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2023 (Unaudited) (continued)

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,552,754,312.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$15,867,854
Gross Unrealized Depreciation	(175,387,093)
Net Unrealized Depreciation	$(159,519,239)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Communication Services: 2.5%
1,019,077 (1)	Globalstar, Inc.	$1,100,603	0.4
98,609 (1)	Playtika Holding Corp.	1,143,864	0.4
395,469 (1)	Vimeo, Inc.	1,629,332	0.5
50,117 (1)	Yelp, Inc.	1,824,760	0.6
23,324 (1)	Ziff Davis, Inc.	1,634,080	0.6
		7,332,639	2.5
	Consumer Discretionary: 7.6%
55,347	Acushnet Holdings Corp.	3,026,374	1.0
153,941	Arko Corp.	1,223,831	0.4
73,637	Gentex Corp.	2,154,619	0.7
194,529 (1)	GrowGeneration Corp.	661,399	0.2
44,400	H&R Block, Inc.	1,415,028	0.5
24,678	Harley-Davidson, Inc.	868,912	0.3
46,520	International Game Technology PLC	1,483,523	0.5
16,306	KB Home	843,183	0.3
77,602 (1)	Lindblad Expeditions Holdings, Inc.	844,310	0.3
8,003	Murphy USA, Inc.	2,489,813	0.9
177,928 (1)	Peloton Interactive, Inc.	1,368,266	0.5
31,999	Red Rock Resorts, Inc.	1,496,913	0.5
25,050	Sonic Automotive, Inc.	1,194,134	0.4
58,931	Steven Madden Ltd.	1,926,455	0.7
116,143 (1)	Udemy, Inc.	1,246,214	0.4
		22,242,974	7.6
	Consumer Staples: 1.1%
27,744 (1)	National Beverage Corp.	1,341,422	0.5
145,540	Primo Water Corp.	1,825,072	0.6
		3,166,494	1.1
	Energy: 6.0%
179,974	Antero Midstream Corp.	2,087,698	0.7
43,254	California Resources Corp.	1,958,974	0.7
482,627 (1)	Clean Energy Fuels Corp.	2,393,830	0.8
173,943	Excelerate Energy, Inc.	3,536,261	1.2
41,047	Murphy Oil Corp.	1,572,100	0.5
209,655	Permian Resources Corp.	2,297,819	0.8
171,269	SFL Corp. Ltd.	1,597,940	0.5
108,196	World Kinect Corp.	2,237,493	0.8
		17,682,115	6.0
	Financials: 17.5%
262,408 (2)	AGNC Investment Corp.	2,658,193	0.9
100,976 (1)	Ambac Financial Group, Inc.	1,437,898	0.5
36,107	Arrow Financial Corp.	727,195	0.2
110,485	Associated Banc-Corp.	1,793,171	0.6
89,608	Atlantic Union Bankshares Corp.	2,325,328	0.8
60,190	BankUnited, Inc.	1,297,094	0.4
68,779	BCB Bancorp, Inc.	807,465	0.3
63,534	Berkshire Hills Bancorp, Inc.	1,317,060	0.4
441,016	BGC Partners, Inc.	1,953,701	0.7
104,084	Capstar Financial Holdings, Inc.	1,277,111	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
101,953	ConnectOne Bancorp, Inc.	$1,691,400	0.6
121,603	Eastern Bankshares, Inc.	1,492,069	0.5
46,147	EVERTEC, Inc.	1,699,594	0.6
80,364	Farmers National Banc Corp.	994,103	0.3
169,582	First BanCorp. Puerto Rico	2,072,292	0.7
13,965	HCI Group, Inc.	862,758	0.3
142,444	KKR Real Estate Finance Trust, Inc.	1,733,543	0.6
129,168	Ladder Capital Corp.	1,401,473	0.5
53,421	NBT Bancorp., Inc.	1,701,459	0.6
39,808 (1)	NMI Holdings, Inc.	1,027,842	0.4
92,250	Old Republic International Corp.	2,321,932	0.8
34,101	Origin Bancorp, Inc.	999,159	0.3
72,004	Pacific Premier Bancorp, Inc.	1,489,043	0.5
276,795 (1)	Payoneer Global, Inc.	1,331,384	0.5
105,863	ProAssurance Corp.	1,597,473	0.5
56,355	Provident Financial Services, Inc.	920,841	0.3
304,035	Redwood Trust, Inc.	1,936,703	0.7
44,952 (1)	Remitly Global, Inc.	845,997	0.3
144,570 (1)	Robinhood Markets, Inc.	1,442,809	0.5
25,421	SEI Investments Co.	1,515,600	0.5
102,013	Simmons First National Corp.	1,759,724	0.6
88,651 (1)	StoneCo Ltd.	1,129,414	0.4
39,462	United Community Banks, Inc./GA	986,155	0.3
149,681	Valley National Bancorp	1,160,028	0.4
51,206	Victory Capital Holdings, Inc.	1,615,037	0.6
		51,322,048	17.5
	Health Care: 17.5%
703,382 (1)	23andMe Holding Co.	1,230,919	0.4
162,234 (1)	Alignment Healthcare, Inc.	932,845	0.3
206,342 (1)	Amicus Therapeutics, Inc.	2,591,656	0.9
21,399 (1)	Arrowhead Pharmaceuticals, Inc.	763,088	0.3
70,609 (1)	Avanos Medical, Inc.	1,804,766	0.6
251,156 (1)	BioCryst Pharmaceuticals, Inc.	1,768,138	0.6
15,977	Bio-Techne Corp.	1,304,203	0.4
25,325	Bruker Corp.	1,872,024	0.6
48,633 (1)	Castle Biosciences, Inc.	667,245	0.2
107,510 (1)	Catalyst Pharmaceuticals, Inc.	1,444,934	0.5
779,003 (1)	Cerus Corp.	1,916,347	0.6
190,691 (1)	Coherus Biosciences, Inc.	814,251	0.3
236,442 (1)	Community Health Systems, Inc.	1,040,345	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
97,565 (1)	Corcept Therapeutics, Inc.	$2,170,821	0.7
26,464 (1)	Haemonetics Corp.	2,253,145	0.8
74,539 (1)	Halozyme Therapeutics, Inc.	2,688,622	0.9
22,304 (1)	HealthEquity, Inc.	1,408,275	0.5
117,533 (1)	Hims & Hers Health, Inc.	1,104,810	0.4
97,532 (1)	Insmed, Inc.	2,057,925	0.7
512,882 (1)	MannKind Corp.	2,087,430	0.7
11,925 (1)	Medpace Holdings, Inc.	2,864,027	1.0
95,121 (1)	NextGen Healthcare, Inc.	1,542,863	0.5
883,595 (1)	Opko Health, Inc.	1,917,401	0.7
54,400 (1)	Option Care Health, Inc.	1,767,456	0.6
94,833	Patterson Cos., Inc.	3,154,146	1.1
66,855 (1)	Privia Health Group, Inc.	1,745,584	0.6
44,747 (1)	QIAGEN NV	2,014,957	0.7
375,515 (1)	Rigel Pharmaceuticals, Inc.	484,414	0.2
72,806	Select Medical Holdings Corp.	2,319,599	0.8
126,720 (1)	Veradigm, Inc.	1,596,672	0.5
		51,328,908	17.5
	Industrials: 18.3%
56,578	ABM Industries, Inc.	2,413,052	0.8
47,081	Allison Transmission Holdings, Inc.	2,658,193	0.9
24,120	Apogee Enterprises, Inc.	1,144,976	0.4
51,053	Barnes Group, Inc.	2,153,926	0.7
166,495 (1)	CoreCivic, Inc.	1,566,718	0.5
45,807	CSG Systems International, Inc.	2,415,861	0.8
20,224	CSW Industrials, Inc.	3,361,027	1.1
126,688 (1)	First Advantage Corp.	1,952,262	0.7
25,993	Franklin Electric Co., Inc.	2,674,680	0.9
136,274 (1)(2)	Geo Group, Inc./The	975,722	0.3
101,177	Hillenbrand, Inc.	5,188,357	1.8
116,622 (1)	Hudson Technologies, Inc.	1,121,904	0.4
19,499	Insperity, Inc.	2,319,601	0.8
44,480	Kennametal, Inc.	1,262,787	0.4
90,009 (1)	Legalzoom.com, Inc.	1,087,309	0.4
80,647 (1)	Manitowoc Co., Inc./The	1,518,583	0.5
105,589	Marten Transport Ltd.	2,270,163	0.8
261,501	Mueller Water Products, Inc.	4,244,161	1.5
210,882 (1)	NOW, Inc.	2,184,737	0.7
79,972 (1)	Resideo Technologies, Inc.	1,412,306	0.5
105,248	Shyft Group, Inc./The	2,321,771	0.8
77,480	Wabash National Corp.	1,986,587	0.7
16,877	Watts Water Technologies, Inc.	3,100,811	1.1
83,053	Zurn Elkay Water Solutions Corp.	2,233,295	0.8
		53,568,789	18.3
	Information Technology: 14.1%
133,177	A10 Networks, Inc.	1,943,052	0.7
84,997 (1)	ACI Worldwide, Inc.	1,969,380	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
23,129 (1)	Agilysys, Inc.	$1,587,575	0.5
13,797 (1)	Altair Engineering, Inc.	1,046,364	0.4
83,153 (1)	Avid Technology, Inc.	2,120,402	0.7
84,493 (1)	Box, Inc.	2,482,404	0.9
41,195 (2)	Clear Secure, Inc.	954,488	0.3
29,441	Cognex Corp.	1,649,285	0.6
89,391 (1)	Dropbox, Inc.	2,384,058	0.8
59,750 (1)	EngageSmart, Inc.	1,140,628	0.4
106,781	Gen Digital, Inc.	1,980,788	0.7
14,967 (1)	Intapp, Inc.	627,267	0.2
41,229 (1)	MACOM Technology Solutions Holdings, Inc.	2,701,736	0.9
56,664 (1)	N-Able, Inc.	816,528	0.3
41,190 (1)	Nutanix, Inc.	1,155,380	0.4
38,971 (1)	Photronics, Inc.	1,005,062	0.3
88,417 (1)	PowerSchool Holdings, Inc.	1,692,301	0.6
26,381 (1)	Procore Technologies, Inc.	1,716,612	0.6
34,678	Sapiens International Corp. NV	922,435	0.3
31,986 (1)	Smartsheet, Inc.	1,223,784	0.4
39,135 (1)	Squarespace, Inc.	1,234,318	0.4
22,374 (1)	Tenable Holdings, Inc.	974,388	0.3
48,813 (1)	Varonis Systems, Inc.	1,300,866	0.4
42,188 (1)	Veeco Instruments, Inc.	1,083,388	0.4
244,688 (1)	Viavi Solutions, Inc.	2,772,315	0.9
58,768 (1)	Yext, Inc.	664,666	0.2
140,613 (1)	Zeta Global Holdings Corp.	1,200,835	0.4
93,911 (1)	Zuora, Inc.	1,030,204	0.4
		41,380,509	14.1
	Materials: 6.7%
19,585	Ashland, Inc.	1,702,132	0.6
53,901	Avient Corp.	2,204,551	0.7
14,695	Balchem Corp.	1,981,033	0.7
273,207	Element Solutions, Inc.	5,245,575	1.8
287,911	Glatfelter Corp.	869,491	0.3
416,513	Hecla Mining Co.	2,145,042	0.7
37,022	Minerals Technologies, Inc.	2,135,799	0.7
48,789	Sensient Technologies Corp.	3,470,362	1.2
		19,753,985	6.7
	Real Estate: 5.4%
235,271 (1)	Anywhere Real Estate, Inc.	1,571,610	0.5
156,567	Apartment Investment and Management Co.	1,333,951	0.5
72,179	CareTrust REIT, Inc.	1,433,475	0.5
123,759 (2)	Empire State Realty Trust, Inc.	926,955	0.3
16,164	First Industrial Realty Trust, Inc.	850,873	0.3
57,663 (2)	Gladstone Land Corp.	938,177	0.3
77,032	Global Net Lease, Inc.	791,889	0.3
127,663	Macerich Co.	1,438,762	0.5
443,908 (1)	Opendoor Technologies, Inc.	1,784,510	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
78,788	Plymouth Industrial REIT, Inc.	$1,813,700	0.6
174,748	Sabra Healthcare REIT, Inc.	2,056,784	0.7
153,466	Summit Hotel Properties, Inc.	999,063	0.3
		15,939,749	5.4
	Utilities: 1.2%
23,288	ALLETE, Inc.	1,350,005	0.5
51,981	Avista Corp.	2,041,294	0.7
		3,391,299	1.2
	Total Common Stock
	(Cost $285,006,246)	287,109,509	97.9
EXCHANGE-TRADED FUNDS: 1.7%
27,293	iShares Russell 2000 ETF	5,111,160	1.7
	Total Exchange-Traded Funds (Cost $4,956,060)	5,111,160	1.7
	Total Long-Term Investments (Cost $289,962,306)	292,220,669	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 1.2%
1,000,000 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/35-09/01/61)	1,000,000	0.3
1,000,000 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $1,000,417, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/31/24-08/20/67)	1,000,000	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
541,532 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/23, 5.07%, due 07/03/23 (Repurchase Amount $541,758, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $552,363, due 07/27/23-07/01/53)	$541,532	0.2
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/23, 5.06%, due 07/03/23 (Repurchase Amount $1,000,416, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/23-05/20/53)	1,000,000	0.3
	Total Repurchase Agreements (Cost $3,541,532)	3,541,532	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
876,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.030% (Cost $876,000)	876,000	0.3
	Total Short-Term Investments
	(Cost $4,417,532)	4,417,532	1.5
	Total Investments in Securities (Cost $294,379,838)	$296,638,201	101.1
	Liabilities in Excess of Other Assets	(3,366,764)	(1.1)
	Net Assets	$293,271,437	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2023 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2023.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2023
Asset Table
Investments, at fair value
Common Stock*	$287,109,509	$—	$—	$287,109,509
Exchange-Traded Funds	5,111,160	—	—	5,111,160
Short-Term Investments	876,000	3,541,532	—	4,417,532
Total Investments, at fair value	$293,096,669	$3,541,532	$—	$296,638,201

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $316,077,090.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$20,287,227
Gross Unrealized Depreciation	(39,726,374)
Net Unrealized Depreciation	$(19,439,147)
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

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(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

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Item 5. Audit Committee of Listed Registrants.

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Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

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Not applicable.

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Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Government Money Market Portfolio

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 5, 2023